As filed with the Securities and Exchange Commission on February 1, 2006

Registration No. 333-
Investment Company Act File No. 811-07811

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ PRE-EFFECTIVE AMENDMENT NO.
☐ POST-EFFECTIVE AMENDMENT NO.

JENNISON U.S. EMERGING GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

with a copy to:

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

(212) 558-4000

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of the securities being registered:  Shares of common stock, par value $0.001 per share of Jennison U.S. Emerging Growth Fund, Inc.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing become effective on March 2, 2006, pursuant to Rule 488(a) under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares of common stock under the Securities Act of 1933.

STRATEGIC PARTNERS TECHNOLOGY FUND

STRATEGIC PARTNERS MANAGED OTC FUND

PRUDENTIAL TECHNOLOGY FUND
(d/b/a Jennison Technology Fund)

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW

March 2, 2006

Dear Shareholder:

I am writing to ask you to vote on one or more important proposals whereby the assets of each of the following funds:

•  Strategic Partners Technology Fund (SP Tech Fund), a series of Strategic Partners Mutual Funds, Inc. (SP Mutual Funds);

•  Strategic Partners Managed OTC Fund (SP OTC Fund), a series of SP Mutual Funds; and

•  Prudential Technology Fund (doing business as Jennison Technology Fund) (Jennison Tech Fund, and collectively with SP Tech and SP OTC Funds, the Funds), a series of Prudential Sector Funds, Inc., (doing business as Jennison Sector Funds, Inc.) (Sector Funds);

would be acquired by Jennison U.S. Emerging Growth Fund, Inc. (Jennison Emerging Growth Fund) and Jennison Emerging Growth Fund would acquire all of the assets and assume all of the liabilities of each of the Funds. SP Mutual Funds, the Sector Funds and Jennison Emerging Growth Fund are each Maryland corporations.

Shareholder meetings (each a "Meeting") are scheduled on Thursday, May 4, 2006 for each of the Funds as follows: 10:30 a.m. Eastern time for SP Tech Fund, 11:00 a.m. Eastern time for SP OTC Fund and 11:30 a.m. Eastern time for Jennison Tech Fund. Only shareholders of the SP Tech Fund will vote on the acquisition of the SP Tech Fund's assets by the Jennison Emerging Growth Fund. Only shareholders of the SP OTC Fund will vote on the acquisition of the SP OTC Fund's assets by the Jennison Emerging Growth Fund. Only shareholders of the Jennison Tech Fund will vote on the acquisition of the Jennison Tech Fund's assets by the Jennison Emerging Growth Fund.

This package contains important information about the proposals and includes materials you will need in order to vote. The Boards of Directors of SP Mutual Funds and Sector Funds have reviewed and approved the proposals and recommended that they be presented to shareholders of the SP Tech Fund, SP OTC Fund and Jennison Tech Fund, as applicable, for their consideration. Although the directors have determined that each proposal is in the best interests of each Fund's shareholders, the final decision is up to you.

If the SP Tech Fund and SP OTC Fund reorganizations are approved, shareholders of such Funds would have the opportunity to participate in a single mutual fund with different investment objectives but similar investment policies. If the Jennison Tech Fund reorganization is approved, such shareholders would have the opportunity to participate in a single mutual fund with identical investment objectives and similar investment policies. Combining one or more Funds with Jennison Emerging Growth Fund will allow shareholders of those Funds to enjoy a larger asset base over which certain expenses may be spread. In addition, shareholders of each of those Funds are expected to realize a reduction in both the net and gross annual operating expenses borne by such shareholders, including a reduction in investment management fees as a result of each proposed reorganization. The accompanying combined joint proxy statement and prospectus includes a detailed description of the proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

•  By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope. Proxy cards must be received by 11:59 p.m. Eastern time on the day prior to the Meeting.

•  By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your 12-digit control number from your proxy card. Follow the simple instructions found on the web site. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the Meeting.

•  By Telephone. If your fund shares are held in your own name, call 1-800-690-6903 toll-free. If your fund shares are held on your behalf in a brokerage account, call 1-800-454-8683 toll-free. Enter your 12-digit control number from your proxy card. Follow the simple instructions. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the Meeting.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders in systematic investment plans must contact their financial adviser or call our customer service division, toll free, at 1-800-225-1852 to change their investment options. Otherwise, if a proposed transaction is approved, starting on the day following the closing of the proposed transaction (which is expected to occur as soon as reasonably practicable after the Meeting), future purchases will automatically be made in shares of the Jennison Emerging Growth Fund.

If you have any questions before you vote, please call MIS, an ADP Company at 1-888-684-2435 toll-free. They will be happy to help you understand the proposal and assist you in voting.

  Judy A. Rice
  President

STRATEGIC PARTNERS TECHNOLOGY FUND

STRATEGIC PARTNERS MANAGED OTC FUND

and

PRUDENTIAL TECHNOLOGY FUND
(d/b/a Jennison Technology Fund)

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To Our Shareholders:

Notice is hereby given that Special Meetings of Shareholders (each a Meeting) of each of the following funds:

•  Strategic Partners Technology Fund (SP Tech Fund), a series of Strategic Partners Mutual Funds, Inc. (SP Mutual Funds), a Maryland corporation;

•  Strategic Partners Managed OTC Fund (SP OTC Fund), a series of SP Mutual Funds; and

•  Prudential Technology Fund (doing business as Jennison Technology Fund) (Jennison Tech Fund, and collectively with SP Tech and SP OTC Funds, the Funds), a series of Prudential Sector Funds, Inc., a Maryland corporation doing business as Jennison Sector Funds, Inc. (Sector Funds);

will be held at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, on Thursday, May 4, 2006, as follows: 10:30 a.m. Eastern time for SP Tech Fund, 11:00 a.m. Eastern time for SP OTC Fund and 11:30 a.m. Eastern time for Jennison Tech Fund, for the following purposes, as applicable:

1.  For shareholders of the SP Tech Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which the SP Tech Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Jennison U.S. Emerging Growth Fund, Inc. (Jennison Emerging Growth Fund). In connection with this proposed reorganization, each whole and fractional share of each class of the SP Tech Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of the Jennison Emerging Growth Fund, outstanding shares of the SP Tech Fund will be cancelled and the SP Tech Fund will be liquidated.

2.  For shareholders of the SP OTC Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which the SP OTC Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Jennison Emerging Growth Fund. In connection with this proposed reorganization, each whole and fractional share of each class of the SP OTC Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of the Jennison Emerging Growth Fund, outstanding shares of the SP OTC Fund will be cancelled and the SP OTC Fund will be liquidated.

3.  For shareholders of the Jennison Tech Fund to approve or disapprove a Plan of Reorganization and the reorganization it contemplates, under which the Jennison Tech Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Jennison Emerging Growth Fund. In connection with this proposed reorganization, each whole and fractional share of each class of the Jennison Tech Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of the Jennison Emerging Growth Fund, outstanding shares of the Jennison Tech Fund will be cancelled and the Jennison Tech Fund will be liquidated.

4.  To transact such other business as may properly come before each Meeting or any adjournments or postponements of each Meeting.

The Board of Directors of the SP Mutual Funds, on behalf of the SP Tech Fund and SP OTC Fund, and the Board of Directors of Jennison Sector Funds, on behalf of Jennison Tech Fund, have each fixed the close of business on February 3, 2006 as the record date for the determination of the shareholders of each of the Funds, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

  Deborah A. Docs
  Secretary

Dated: March 2, 2006

A proxy card is enclosed along with this combined joint Prospectus and Proxy Statement for each proposal that is applicable to you. Please vote your shares today by signing and returning the enclosed proxy card(s) in the postage prepaid envelope provided. You may also vote by telephone or via the Internet as described in the enclosed materials. The Boards of Directors of the SP Mutual Funds and the Sector Funds recommend that you vote FOR the SP Tech Fund, SP OTC Fund and Jennison Tech Fund proposals, as applicable.

Your vote is important.
Please return your proxy card promptly.

Shareholders are invited to attend the applicable Meeting in person. Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.  INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.  JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.  ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of account registration or by the individual executing the proxy card. For example:

REGISTRATION			VALID SIGNATURE
A.	1.	XYZ Corporation	John Smith, President

	2.	XYZ Corporation	John Smith, President

		c/o John Smith, President

B.	1.	ABC Company Profit Sharing Plan	Jane Doe, Trustee

	2.	Jones Family Trust	Charles Jones, Trustee

	3.	Sarah Clark, Trustee	Sarah Clark, Trustee

		u/t/d 7/1/85

C.	1.	Thomas Wilson, Custodian	Thomas Wilson, Custodian

		f/b/o Jessica Wilson UTMA

		New Jersey

PROXY STATEMENT
for
STRATEGIC PARTNERS TECHNOLOGY FUND
STRATEGIC PARTNERS MANAGED OTC FUND
EACH A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
and
PRUDENTIAL TECHNOLOGY FUND
(d/b/a Jennison Technology Fund)
A SERIES OF PRUDENTIAL SECTOR FUNDS, INC.
(d/b/a Jennison Sector Funds, Inc.)
and
PROSPECTUS
for
JENNISON U.S. EMERGING GROWTH FUND, INC.

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(973) 367-7521

Dated March 2, 2006

Acquisition of the Assets of the Strategic Partners Technology Fund
and
Acquisition of the Assets of the Strategic Partners Managed OTC Fund
and
Acquisition of the Assets of the Prudential Technology Fund (d/b/a Jennison Technology Fund)
By and in exchange for shares of the Jennison U.S. Emerging Growth Fund, Inc.

This combined joint Proxy Statement and Prospectus (Prospectus/Proxy Statement) is being furnished to the shareholders of each of the following funds:

•  Strategic Partners Technology Fund (SP Tech Fund), a series of Strategic Partners Mutual Funds, Inc. (SP Mutual Funds), a Maryland corporation;

•  Strategic Partners Managed OTC Fund (SP OTC Fund), a series of SP Mutual Funds; and

•  Prudential Technology Fund (doing business as Jennison Technology Fund) (Jennison Tech Fund, and collectively with SP Tech and SP OTC Funds, the Funds unless the context indicates otherwise), a series of Prudential Sector Funds, Inc., a Maryland corporation (doing business as Jennison Sector Funds, Inc.) (Sector Funds);

in connection with the solicitation of proxies by the Boards of Directors of the SP Mutual Funds and the Sector Funds for use at a special meeting of shareholders of SP Tech Fund, SP OTC Fund and Jennison Tech Fund, as applicable, and at any adjournments or postponements thereof (each a Meeting).

The Meetings will be held at Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102 on Thursday, May 4, 2006 as follows: 10:30 a.m. Eastern time for SP Tech Fund, 11:00 a.m. Eastern time for SP OTC Fund and 11:30 a.m. Eastern time for Jennison Tech Fund. This Prospectus/Proxy Statement will first be sent to shareholders on or about March 10, 2006.

The purpose of each Meeting is for shareholders of SP Tech Fund, SP OTC Fund and Jennison Tech Fund, as applicable, to vote on a Plan of Reorganization (each a Plan) under which a Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Jennison U.S. Emerging Growth Fund, Inc. (the Jennison Emerging Growth Fund), a Maryland corporation, in exchange for shares of Jennison Emerging Growth Fund, which will be distributed to shareholders of a Fund, and the subsequent cancellation of shares of such Fund and its liquidation. If a Plan in respect of a Fund is approved, each whole and fractional share of each class of that Fund shall be exchanged for whole and fractional shares of equal dollar value of the equivalent class of Jennison Emerging Growth Fund as soon as practicable following the Meeting for that Fund, the Funds will be liquidated and the Jennison Emerging Growth Fund will be the surviving fund. Each vote will be considered separately and will not affect the acquisition of the other Funds.

The investment objectives of the SP Tech Fund, the SP OTC Fund and the Jennison Emerging Growth Fund are different, while the investment objectives of the Jennison Tech Fund and the Jennison Emerging Growth Fund are identical. The investment policies of the Funds and the Jennison Emerging Growth Fund are similar. The investment objective of the (i) SP Tech Fund is to seek capital growth by investing primarily in the equity securities of companies operating in the technology sector, (ii) SP OTC Fund is to provide investment results that correlate to the performance of a benchmark for securities traded in the over-the-counter market, with its current benchmark being a multiple of the NASDAQ-100 Index (the NASDAQ-100); and (iii) Jennison Tech Fund and the Jennison Emerging Growth Fund is to seek long term capital appreciation.

The Funds and the Jennison Emerging Growth Fund do not invest in primarily the same securities. The SP Tech Fund invests primarily in equity securities of technology-related companies. The SP OTC Fund invests primarily in securities of companies included in the NASDAQ-100, or equity securities that, in the subadviser's opinion should simulate the movement of the NASDAQ-100, and leveraged instruments, such as futures contracts, options and swaps relating to the NASDAQ-100. The Jennison Tech Fund primarily buys securities of companies in the technology sector, such as those that derive, or the subadviser expects will derive, a substantial portion of their sales from products or services in technology and technology-related activities. The Jennison Emerging Growth Fund primarily invests in equity securities of small and medium-sized U.S. companies with the potential for above-average growth. If the shareholders of SP Tech Fund, SP OTC Fund or Jennison Tech Fund approve the Plan applicable to their Fund, such shareholders will become shareholders of Jennison Emerging Growth Fund.

This Prospectus/Proxy Statement sets forth concisely the information about each proposed Plan and the issuance of shares of the Jennison Emerging Growth Fund that you should know before voting. You should retain it for future reference. Additional information about the Jennison Emerging Growth Fund and each proposed reorganization has been filed with the Securities and Exchange Commission (SEC) and can be found in the following documents, which are incorporated by reference into this Prospectus/Proxy Statement:

•  The prospectus for the Jennison Emerging Growth Fund, dated [February 21, 2006], which is enclosed and incorporated by reference into this Prospectus/Proxy Statement;

•  The Statement of Additional Information (SAI) for the Jennison Emerging Growth Fund, dated [February 21, 2006], which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

•  An SAI, dated March 2, 2006, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

You may request a free copy of these documents by calling 1-800-225-1852 or by writing to the Jennison Emerging Growth Fund at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement, including each Plan. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan for SP Tech Fund (attached as Exhibit A), the Plan for SP OTC Fund (attached as Exhibit B), and the Plan for Jennison Tech Fund (attached as Exhibit C); the Prospectus for the Jennison Emerging Growth Fund (enclosed as Exhibit D); and the SAI relating to this Prospectus/Proxy Statement. This Prospectus/Proxy Statement is qualified in its entirety by reference to these documents. You should read these materials for more complete information.

The Proposals

Shareholders of each Fund are being asked to consider and approve a Plan that will have the effect of combining their Fund and the Jennison Emerging Growth Fund into a single mutual fund. The Funds are series' of open-end investment companies that are organized as Maryland corporations. The Jennison Emerging Growth Fund also is an open-end investment company that is organized as a Maryland corporation.

Each Fund follows a non-fundamental investment policy regarding its investments under normal circumstances: (i) SP Tech Fund's non-fundamental policy is to invest at least 80% of its investable assets in securities issued by technology-related companies; (ii) SP OTC Fund's non-fundamental policy is to invest at least 80% of its investable assets in equity securities of companies included in the NASDAQ-100, or equity securities that, in the opinion of the subadviser should simulate the movement of the NASDAQ-100, and leveraged instruments, such as futures contracts, options and swaps relating to the NASDAQ-100; (iii) Jennison Tech Fund's non-fundamental policy is to invest at least 80% of its investable assets in the technology sector; and (iv) Jennison Emerging Growth Fund's non-fundamental policy is to invest at least 80% of its investable assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth.

If shareholders of a Fund vote to approve the applicable Plan, the assets of that Fund will be transferred to, and all of the liabilities of that Fund will be assumed by, the Jennison Emerging Growth Fund in exchange for an equal value of shares of the Jennison Emerging Growth Fund. Shareholders of that Fund will have their shares exchanged for shares of Jennison Emerging Growth Fund of equal dollar value based upon the value of the shares at the time that Fund's assets are transferred to the Jennison Emerging Growth Fund. After the transfer of assets and exchange of shares has been completed, the Fund will be liquidated and dissolved. If the Plan for your Fund is approved, you will cease to be a shareholder of that Fund and will become a shareholder of Jennison Emerging Growth Fund. Approval of one Plan is not conditioned on approval of any other Plan.

For the reasons set forth in the "Reasons for the Reorganization" section, the Boards of Directors of the SP Mutual Funds and the Jennison Sector Funds have determined that the proposed reorganization of each of SP Tech Fund, SP OTC Fund and Jennison Tech Fund is in the best interests of the shareholders of the SP Tech Fund, SP OTC and the Jennison Tech Fund, as applicable, and have also concluded that the shareholders of those Funds would not be subject to any dilution in value as a result of the consummation of one or more of the Plans.

The Board of Directors of the SP Mutual Funds, on behalf of the SP Tech Fund and SP OTC Fund, and the Board of Directors of the Jennison Emerging Growth Fund have approved the Plans of SP Tech Fund and SP OTC Fund and unanimously recommend that you vote to approve the applicable Plan.

The Board of Directors of Sector Funds, on behalf of the Jennison Tech Fund, and the Board of Directors of the Jennison Emerging Growth Fund have approved the Plan of Jennison Tech Fund and unanimously recommend that you vote to approve the Plan with respect to the Jennison Tech Fund.

Shareholder Voting

Shareholders who own shares of a Fund at the close of business on February 3, 2006 (the Record Date) will be entitled to vote at the applicable Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of that Fund. The approval of each Plan requires the affirmative vote of the holders of a majority (as defined under the Investment Company Act of 1940 Act (the 1940 Act)) of the total number of shares of capital stock of the applicable Fund outstanding and entitled to vote thereon voted in favor of the Plan.

For the purposes of this vote, a 1940 Act majority means that approval of a Plan requires the vote of the lesser of (i) 67% or more of the voting shares of a Fund represented at a meeting at which more than 50% of the outstanding voting shares of a Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of a Fund.

Please vote your shares as soon as you receive this Prospectus/Proxy Statement. You may vote by completing and signing the enclosed ballot (proxy card) or over the Internet or by phone. If you vote by any of these methods, your votes will be officially cast at the Meeting for your Fund by persons appointed as proxies. If you own shares in more than one of the Funds or in multiple accounts, you will receive multiple proxy cards. Each proxy card must be voted for all of your shares to be voted.

You can revoke or change your voting instructions at any time until the vote is taken at a Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISON OF IMPORTANT FEATURES

The Investment Objectives and Policies of the Funds

This section describes the investment objective and policies of the Funds and the Jennison Emerging Growth Fund and the differences between them. For a complete description of the investment policies and risks for the Jennison Emerging Growth Fund, you should read the Prospectus (enclosed as Exhibit D) and SAI for the Jennison Emerging Growth Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

The investment objectives of the SP Tech Fund, the SP OTC Fund and the Jennison Emerging Growth Fund are different, while the investment objectives of the Jennison Tech Fund and the Jennison Emerging Growth Fund are identical. The investment policies of the Funds and Jennison Emerging Growth Fund are similar. The investment objective of the SP Tech Fund is to seek capital growth by investing primarily in the equity securities of companies operating in the technology sector, and the investment objective of the SP OTC Fund is to provide investment results that correlate to the performance of a benchmark for securities traded in the over-the-counter market, with its current benchmark being a 125% multiple of the NASDAQ-100. The investment objective of the Jennison Tech Fund and the Jennison Emerging Growth Fund is to seek long term capital appreciation. The Funds' and Jennison Emerging Growth Fund's investment objectives are fundamental policies that cannot be changed by the Fund's or Jennison Emerging Growth Fund's Board of Directors without shareholder approval. There can be no assurance that the Funds or the Jennison Emerging Growth Fund will achieve their investment objectives.

Each Fund and the Jennison Emerging Growth Fund pursues its investment objective through various investment strategies that are employed by that Fund's respective subadviser(s) as follows:

•  Under normal circumstances SP Tech Fund will invest at least 80% of the value of its investable assets in securities issued by companies engaged in technology-related industries. These industries include, but are not limited to, applied technology, biotechnology, communications, computers, video, electronics, Internet, IT services and consulting, oceanography, office and factory automation, networking, robotics, and video. A portion of the Fund's assets may be invested outside of this sector.

•  Under normal circumstances SP OTC Fund will invest at least 80% of its investable assets in equity securities of companies included in the NASDAQ-100, or equity securities that in the opinion of the subadviser should simulate the movement of the NASDAQ-100, and leveraged instruments relating to the NASDAQ-100. The NASDAQ-100 is an unmanaged index that includes the largest domestic and international non-financial companies listed on The NASDAQ Stock Market Inc. based on market capitalization. It includes companies across major industry groups such as computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology.

•  Jennison Tech Fund normally invests at least 80% of its investable assets in stocks of companies that derive a substantial portion of their sales from products or services in technology and technology-related activities, including companies that design, manufacture or sell computers, peripheral products, electronic components and systems software, equipment vendors, electronic component manufacturers, contract manufacturers and distributors, and electronic instruments and system vendors. They also include companies that provide media, telecommunication and information services and companies expected to benefit from technological advances and improvements.

•  Jennison Emerging Growth Fund normally invest at least 80% of the Fund's investable assets in equity securities of small and medium-sized U.S. companies with the potential for above-average growth. Small and medium-sized companies are currently considered to be those with market capitalizations that are generally less than the largest capitalization of the S&P Mid-Cap 400 Index as of the end of a calendar quarter. As of December 31, 2005, the largest market capitalization of a company represented in the S&P Mid-Cap 400 Index was $        . Effective March 1, 2006, small and medium-sized companies will be considered to be those with market capitalizations that are generally less than the largest capitalization of the Russell Mid Cap Index as of the end of a calendar quarter. As of December 31, 2005, the largest market capitalization of a company represented in the Russell Mid Cap Index was $        . Market capitalization is measured at the time of purchase.

SP Tech Fund, Jennison Tech Fund and Jennison Emerging Growth Fund emphasize a similar growth investment style, while the SP OTC Fund uses a quantative analyist technique. In deciding which equities to buy, the Jennison Emerging Growth Fund uses what is known as a growth investment style. This means the subadviser invests in companies that the subadviser believes could experience superior sales or earnings growth. SP Tech Fund and Jennison Tech Fund emphasize an investment style that focuses on company fundamentals and growth prospects. Each of SP Tech Fund and Jennison Tech Fund also evaluates the management of the companies in which they are considering investing. SP Tech Fund prefers to invest in strongly managed companies that the SP Tech Fund's subadviser believes will generate above-average growth rates for the next three to five years. These companies are usually large established firms that are leaders in their field and have a strategic advantage over their competitors. The remainder of the SP Tech Fund's portfolio consists of faster-growing, more volatile technology companies, which the SP Tech Fund's subadviser believes to be emerging leaders in their field. Jennison Tech Fund looks for companies that have growth in sales and earnings driven by products or services. These companies usually have a unique market niche, a strong new product profile or what the Jennison Tech Fund's subadviser believes to be superior management. The SP OTC Fund's subadviser uses quantative analysis techniques to structure the SP OTC Fund to obtain the highest correlation to the daily movement of the NASDAQ-100, while remaining fully invested in all market environments. The Fund may also use sampling techniques.

The SP OTC Fund and Jennison Tech Fund are each a non-diversified fund. The SP Tech Fund and Jennison Emerging Growth Fund are each a diversified fund and therefore subject to additional restrictions. See "Comparision of Other Policies-Diversification" and "Investment Restrictions" below.

The Funds and Jennison Emerging Growth Fund typically distribute annually all or substantially all of their ordinary income and net realized capital gains.

After one or more of the reorganizations are completed, it is expected that the combined fund will be managed according to the investment objective and policies of Jennison Emerging Growth Fund.

Comparison of Other Policies

Diversification

SP OTC Fund and Jennison Tech Fund are each a "non-diversified" investment company under the 1940 Act and SP Tech Fund and Jennison Emerging Growth Fund are each "diversified" investment companies under the 1940 Act. As diversified investment companies, with respect to 75% of their assets, SP Tech Fund and Jennison Emerging Growth Fund cannot invest more than 5% of their assets in the securities of any one issuer. Investing in a non-diversified fund, such as SP OTC and Jennison Tech Fund, involves greater risk than investing in a diversified fund because a loss resulting from the decline in volume of securities issued by one issuer may represent a greater portion of the total assets of a non-diversified fund.

Foreign Securities

Each Fund and Jennison Emerging Growth Fund may invest in securities of foreign issuers. SP Tech Fund may invest up to 25% of its assets in foreign securities. SP OTC Fund may invest in securities of foreign issuers with no percentage limitation, subject to its primary investment policy. Jennison Tech Fund may invest up to 20% of its investable assets in foreign securities but usually invests no more than 10% of its investable assets in such securities. Jennison Emerging Growth may invest up to 20% of investable assets in foreign securities, including stocks and other equity-related securities, money market instruments and other investment-grade fixed income securities of foreign issuers including securities of issuers in emerging markets.

Investments in foreign securities present specific risks, including the exposure to economies and political systems that may not be as stable as in the United States. Investments in foreign securities also expose a fund to currency risk, i.e. the risk that changing values of foreign currencies could adversely impact a fund's returns.

Fixed Income Obligations

Jennison Emerging Growth Fund can invest up to 20% of its investable assets in fixed-income obligations while (i) SP Tech Fund features no limitation on the amount of fixed-income obligations it may invest in, as long as at least 80% of its assets are invested in equity-related securities issued by companies in the sector as indicated by its name; (ii) SP OTC Fund may invest in fixed-income obligations without percentage limitations, subject to its primary investment policy and (iii) Jennison Tech Fund can only invest up to 10% of its total assets in fixed-income obligations.

Derivative Instruments

Each Fund and Jennison Emerging Growth Fund may invest in various derivative instruments. Generally, with derivatives, the relevant subadviser is trying to predict whether the underlying investment – a security, market index, currency, interest rate or some other asset, rate or index – will go up or down at some future date. Each Fund may use derivatives to try to reduce risk or to increase return, taking into account the Fund's overall investment objective. Derivative instruments include futures, options, options on futures, foreign currency forward contracts and swaps. Derivatives involve costs and can be volatile. When using certain derivative strategies, each Fund may need to segregate cash or other liquid assets. The Jennison Tech Fund and Jennison Emerging Growth Fund usually invest less than 10% of their respective assets in derivatives, while the SP OTC Fund attempts to consistently use leverage derivative instruments to increase the SP OTC Fund's exposure to 125% of the NASDAQ-100. The Funds cannot guarantee these derivative strategies will work, that the instruments necessary to implement these strategies will be available or that the Funds will not lose money.

Short Sales

Jennison Tech Fund may engage in short sales covering up to 20% of the Fund's investable assets regardless of whether Jennison Tech Fund owns or has the right to acquire the security sold. SP Tech Fund, SP OTC Fund and Jennison Emerging Growth Fund may, from time to time, make short sales of securities it does not own, it owns or has the right to acquire through conversion or exchange of other securities it owns (short sales against the box). Short sales may magnify losses relating to the underlying security, in particular due to share price volatility because the underlying security must be replaced at a specific time. Short sales against the box are not subject to these risks but give up the opportunity for capital appreciation in the security. No more than 25% of Jennison Emerging Growth Fund's net assets and usually no more than 10% of its total assets will be subject to short sales, except that short sales against the box are not subject to this limitation.

Illiquid Securities

The Funds, including Jennison Emerging Growth Fund, may invest up to 15% of their respective net assets in illiquid securities. The Funds may be unable to dispose of such holdings quickly or at prices that represent true market value. Certain derivative instruments held by the Funds may also be considered illiquid.

Borrowing and Pledging Assets

Each Fund, including Jennison Emerging Growth Fund, may borrow for investment purposes up to 33 1/3% of the value of its total assets, calculated when the loan is made and may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowing falls below 300%, the Fund will take action to reduce its borrowings in accordance with applicable law. If the 300% asset coverage should decline, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Neither Jennison Tech Fund nor Jennison Emerging Growth Fund will purchase portfolio securities when borrowings exceed 5% of the value of its total assets, unless this policy is changed by its Board of Directors. Additionally, each of Jennison Tech Fund and Jennison Emerging Growth Fund will take prompt action to reduce its borrowing if it holds more than 15% of its net assets in illiquid securities.

Lending of Portfolio Securities

Consistent with the applicable regulatory requirements, each Fund including the Jennison Emerging Growth Fund may lend its portfolio securities to brokers, dealers and financial institutions, if outstanding loans do not exceed 33 1/3% of the value of such Fund's assets and the loans are callable at any time by the Fund.

Temporary Defensive Investments

Although the Funds, including Jennison Emerging Growth Fund, do not expect to do so ordinarily, during periods of adverse market conditions, they may invest up to 100% of their respective assets in investments such as money market instruments or U.S. Government securities, in response to adverse market, economic or political conditions. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Investments in Affiliated Funds

The Funds and Jennison Emerging Growth Fund may invest up to 25% of their total assets in shares of affiliate money-market funds or open-ended short-term bond funds with a portfolio maturity of three years or less. The Funds and Jennison Emerging Growth Fund may invest up to 10% of their respective total assets in other non-affiliated investment companies, subject to additional restrictions under the 1940 Act.

Investment Restrictions

A Fund may not change a fundamental investment restriction without the prior approval of its shareholders. Each Fund has adopted fundamental investment restrictions, which limit its ability to: (i) issue senior securities; (ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; and (vi) make loans (except for certain securities lending transactions).

In addition, except for temporary defensive purposes, SP OTC Fund and Jennison Emerging Growth Fund may not purchase any security, if, as a result, more than 25% of the Fund's assets would be invested in the securities or issuers having their principal business activities in the same industry (except for U.S. Government securities). Jennison Tech Fund is not subject to fundamental investment restrictions with respect to concentration in the technology industry, except that under normal circumstances Jennison Tech Fund will concentrate its investments in securities of companies in the technology group of industries. The SP Tech Fund may invest more than 25% of the value of its assets in the securities of companies doing business in one or more industries relating to technology.

In addition, SP Tech Fund and Jennison Emerging Growth Fund have adopted fundamental investment restrictions to diversify their respective investments. Accordingly, the SP Tech Fund and Jennison Emerging Growth Fund are diversified funds under the 1940 Act. This means that they may not, with respect to 75% of the value of their respective total assets, purchase a security of any issuer (other than U.S. Government securities) or securities of other investment companies) if, as a result (i) more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Fund. Jennison Tech Fund and SP OTC Fund are not subject to comparable restrictions.

Risks of Investing in the Funds

Like all investments, an investment in the Funds, and an investment in Jennison Emerging Growth Fund, involves risk. There is no assurance that any of the Funds or Jennison Emerging Growth Fund will meet their investment objective. The Funds and Jennison Emerging Growth Fund invest in securities according to specific investment policies and objectives and, as a result, the investments are limited to a comparatively narrow segment of the economy. The Funds and Jennison Emerging Growth Fund invest primarily in equity or equity-related securities. As with any mutual fund investing primarily in equity securities, the value of securities held by a fund may decline. Stock values can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities market generally. These declines may be substantial. In addition, changes in economic or political conditions, both domestic and international, may result in a decline in value of a fund's investments.

SP Tech Fund and Jennison Tech Fund invest predominantly in the equity securities of companies in technology-related industries. Products and services of technology companies may quickly become obsolete and their performance is dependent upon global markets. Companies operating in that sector, in particular those with electronic products, typically face intense competition and technology-related products and services may quickly become obsolete. Securities of companies with emerging concepts may be more volatile due to their limited product lines, markets or financial resources.

The SP OTC Fund attempts to produce investment results that correlate to 125% of the performance of the NASDAQ-100. If the SP OTC Fund achieves its goal, the value of the shares of SP OTC Fund will tend to increase by 125% of the value of any increase in the NASDAQ-100. However, when the value of the NASDAQ-100 declines, the value of the Fund's shares will tend to decrease by 125% of the value of any decrease in the NADDAQ-100. As a result, shareholders may lose money even if the SP OTC Fund achieves its investment objective. In addition, because SP OTC Fund seeks to provide investment results that magnify fluctuations in the NASDAQ-100, an investment in the SP OTC Fund will be subject to greater risk and share price fluctuation than a fund that attempts to match performance of the NASDAQ-100. Included in the NASDAQ-100 are mainly large-capitalization companies, and, while the NASDAQ-100 includes companies across major industry groups, a number of constituent companies operate in environments like the technology, telecommunications or biotechnology sector and their securities may be subject to increased volatility.

Jennison Emerging Growth invests assets predominantly in equity securities of small and medium-sized U.S. companies with the potential for above-average growth. Small and medium-sized companies are currently considered to be those with market capitalizations that are generally less than the largest capitalization of the S&P Mid-Cap 400 Index as of the end of a calendar quarter. As of December 31, 2005, the largest market capitalization of a company represented in the S&P Mid-Cap 400 Index was $        . Effective March 1, 2006, small and medium-sized companies will be considered to be those with market capitalizations that are generally less than the largest capitalization of the Russell Mid Cap Index as of the end of a calendar quarter. As of December 31, 2005, the largest market capitalization of a company represented in the Russell Mid Cap Index was $        . Market capitalization is measured at the time of purchase.

Initial Public Offerings. The Jennison Tech Fund and Jennison Emerging Growth Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are bought to the market, availability may be limited and if a Fund desired to acquire shaes in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on a Fund's performance (higher or lower) and any assumptions by investors based on the impacted performance may be unwarranted. In addition, as a Fund's assets grow, the impact of their IPO investments on performance will decline, which could reduce total returns.

Non-Diversification. SP OTC Fund and Jennison Tech Fund are non-diversified funds under the 1940 Act and, as a result, can invest more than 5% of their respective assets in the securities of any one issuer. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Derivatives. The Funds, including Jennison Emerging Growth Fund, may use investment strategies, such as derivative investing, that involve risk. The Funds use these risk management techniques to try to preserve assets or enhance return. Derivatives may not fully offset the underlying positions and this could result in losses to the Funds that would not otherwise have occurred. Derivatives can increase share price volatility and those that involve leverage could magnify losses.

Foreign Securities. Investing in foreign securities subjects the Funds and the Jennison Emerging Growth Fund to additional risks. Foreign markets, economies and political systems may not be as stable as those in the U.S. and may involve additional risk. Foreign markets tend to be more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those in the U.S. Additionally, adverse changes in the value of foreign currencies can cause losses. These securities may also be less liquid than U.S. stocks and bonds. Also, differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information.

Emerging Markets. Investments in securities of emerging markets involve additional risks. The securities markets of developing countries are less liquid, are subject to greater price volatility, have smaller market capitalizations, and have less government regulation then the securities markets of more developed countries and are not subject to such extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. These risks are not normally associated with investments in more developed countries.

Fixed-Income Obligations. To the extent the Funds and the Jennison Emerging Growth Fund invest in fixed-income obligations, the investments are subject to the credit risk of the issuer, market risk with respect to the value of the investment and interest rate risk.

Due to the substantial similarity of investment policies and strategies followed by the Funds and Jennison Emerging Growth Fund, investments in the Funds and Jennison Emerging Growth Fund are exposed to a very similar set of principal risks, with the exception of risk resulting from the fact that Jennison Tech Fund and SP OTC Fund, as opposed to SP Tech Fund and Jennison Emerging Growth Fund, are non-diversified funds.

Federal Income Tax Considerations

Each Fund, including Jennison Emerging Growth Fund, is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), and intends to continue to so qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers that are controlled by the Fund and are determined, pursuant to Department of Treasury regulations, to be in the same, similar or related trades or businesses. As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's distribution requirements.

The reorganization may lead to various tax consequences, which are discussed under the caption "Tax Consequences of the Reorganization."

Forms of Organization

The SP Tech and SP OTC Funds are each a series of SP Mutual Funds, which is an open-end management investment company, organized as a Maryland corporation. SP Mutual Funds is authorized to issue 5.5 billion shares of capital stock, par value $0.001 per share, 150,000,000 of which are designated as shares of SP Tech Fund, and 150,000,000 of which are designated as shares of SP OTC Fund, which are each further divided into Class A,

Class B, Class C, Class L, Class M, Class X and New Class X shares. The rights and terms of Class X and New Class X shares are almost identical, so for ease of reference, SP Mutual Funds sometimes provides combined expenses, capitalization, financial and other information for "New Class X" and "Class X" and refers to all such shares as "Class X." The principal difference between outstanding shares of the two classes is that Class X shares issued prior to August 17, 1998 are subject to automatic conversion to Class A approximately 8 years after purchase, while New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion to Class A shares approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X," your conversion rights are determined by the date you purchased your shares.

The Jennison Tech Fund is a series of the Sector Funds, which is an open-end management investment company organized as a Maryland corporation. The Sector Funds is authorized to issue 2,000,000,000 shares of common stock, $.01 par value per share, 400,000,000 of which are designated as shares of Jennison Tech Fund. The shares of Jennison Tech Fund are further divided into 100,000,000 Class A shares, 100,000,000 Class B shares, 100,000,000 Class C shares and 100,000,000 Class Z shares.

The Jennison Emerging Growth Fund is an open-end, diversified, management investment company, organized as a Maryland corporation. Jennison Emerging Growth Fund is authorized to issue 2 billion shares of common stock, $.001 par value per share, one billion of which are designated Class A, 500 million of which are designated Class B, 300 million of which are designated Class C, 100 million of which are designated as Class Z and 100 million of which are designated Class R. If the Plan relating to SP Tech Fund or SP OTC Fund is approved, the Jennison Emerging Growth Fund will authorize and issue four additional classes of shares that will be equivalent to Class L, Class M, Class X and New Class X shares of SP Tech Fund and SP OTC Fund.

SP Mutual Funds, Sector Funds and Jennison Emerging Growth Fund (together, the Companies) operate pursuant to charters, which include their Articles of Incorporation and supplements, corrections and amendments thereto, and by-laws. The Companies are each governed by a Board of Directors. We refer to these as a "Board" and sometimes refer separately to "directors." We have summarized below certain rights of shareholders of the Companies to highlight differences in the governing documents of the Companies. The following is only a summary and is not a complete description of the respective governing documents. You should refer to the charter and by-laws of the Companies for more complete information.

Forms of Ownership.  Ownership interests in the Companies and their series, if applicable, are represented by shares of common stock of a corporation. The par value of the Sector Funds' common stock is $.01 and the par value of the SP Mutual Funds' and Jennison Emerging Growth Fund's common stock is $.001. We refer to the ownership interest as "shares" and to holders of shares as "shareholders."

Extraordinary Transactions.  As registered open-end investment companies, the Companies are authorized under Maryland law to transfer all of their respective assets (or the assets of any class or series of their shares) without shareholder approval, but pursuant to Maryland law and their charters, most other extraordinary transactions, including mergers, consolidations, share exchanges and dissolutions, must be approved by a majority vote of the shares entitled to vote on the matter.

Shareholder Meetings

Place of Meeting. The Companies may hold shareholder meetings at any place set by the Board, except that in the case of SP Mutual Funds, that place is required to be within the United States.

Shareholder Voting Rights. Each share of the Companies' common stock entitles its holder to one vote and fractional shares are entitled to pro rata voting rights. In all elections for directors, each share of the Companies' stock may be voted for as many individuals as there are directors to be elected and for whose election the share is entitled to be voted.

Record Date. The Companies' Boards have the sole power to set a record date, which must be at or after close of business on the day the record date is fixed, and may not be more than 90 or fewer than 10 days prior to the applicable meeting of shareholders.

Annual Meetings. The Companies are not required to hold annual meetings of their shareholders in any year in which the election of directors is not required to be acted upon under the 1940 Act.

Special Meetings. The Companies must call a special meeting of shareholders if so requested by the chairman or the president or by a majority of the directors. In addition, SP Mutual Funds shall call a special meeting, in the discretion of the Board, on the written request of shareholders holding at least 10% of the outstanding shares of a series. In the case of Sector Funds and Jennison Emerging Growth Fund, a special meeting will be held on the written request of shareholders representing a majority of the votes entitled to be cast at the meeting. The Companies' Boards have sole power to fix the date and time of any special meeting of shareholders.

Inspector of Elections. SP Mutual Funds is required to appoint one or more inspectors of election to conduct the voting at any meeting, if so ordered by the chairman of the meeting or upon the request of shareholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. Sector Funds' and Jennison Emerging Growth Fund's Board may appoint one or three inspectors before a shareholder meeting. In addition, the chairman may make such appointment and must do so upon the request of at least 10% of the shareholders.

Advance Notice of Shareholder Proposals. The by-laws of Jennison Sector Funds and Jennison Emerging Growth Fund provide that in order for a shareholder to nominate a director for election or propose business to be considered at an annual meeting of shareholders, such shareholder must give notice of such nomination or proposal to the Secretary of Jennison Sector Funds and Jennison Emerging Growth Fund not less than 90 days nor more than 120 days prior to the first anniversary of the preceding year's annual meeting. However, if no annual meeting was held in the preceding year, any such shareholder must give notice to the Secretary not earlier than the 90th day prior to such meeting and not later than either the 60th day prior to such meeting or the 10th day after public announcement of such meeting is made. Although the charter of SP Mutual Funds provides that its by-laws may delineate requirements for presenting matters at annual meetings, its by-laws do not currently do so. This generally means that shareholders of SP Mutual Funds may submit proposals from the floor of an annual meeting. Under Maryland law, the purpose of any special meeting must be described in the notice of such meeting so only items included in the notice may be considered at special meetings of shareholders of the Companies.

Quorum.  The presence, in person or by proxy, of shareholders entitled to cast a majority of all votes entitled to be cast on a matter with respect to one or more series or classes of SP Mutual Funds and the Sector Funds shall constitute a quorum for the transaction of business at a meeting of such shareholders. Jennison Emerging Growth Fund's charter reduces this requirement from a majority of votes entitled to be cast to one third of votes entitled to be cast.

Adjournments. Whether or not a quorum is present, Jennison Sector Funds and Jennison Emerging Growth Fund may adjourn a meeting of shareholders convened on the date for which it was called, by action of the chairman of the meeting, to a date not more than 120 days after the original record date. For SP Mutual Funds a majority vote of the shareholders present is needed to achieve such an adjournment.

Shareholder Action Without a Meeting.  Shareholders of the Companies are not entitled to act by written consent unless such consent is unanimous.

Amendments to Charter

Amendments to each Companies' charter generally require the approval of the Board and at least a majority of the votes entitled to be cast. However, the Board may amend the charter to change the name of the company, or change the designation or par value of shares, without shareholder approval. Under Maryland law, each Company's Board is also authorized to increase or decrease authorized capital stock, and classify and reclassify shares without shareholder approval.

Amendment of By-Laws

The Companies' by-laws can be amended by a majority vote of the shareholders, or by a majority vote, in the case of SP Mutual Funds, and by a two-thirds vote in the case of Jennison Sector Funds and Jennison Emerging Growth Fund, of the Board.

Board of Directors

Number of Members. SP Mutual Funds' Board may change the number of directors to any number from three (3) to twenty-five (25), inclusive. Jennison Sector Funds' and Jennison Emerging Growth Fund's Boards may change the number of directors to any number from three (3) to twenty (20), inclusive.

Removal of Board Members. SP Mutual Funds' shareholders may remove a Board member, with or without cause, by the affirmative vote of a majority of all votes entitled to be cast generally in the election of Board members. Jennison Sector Funds' and Jennison Emerging Growth Fund's shareholders may remove a Board member, with or without cause, by the affirmative vote of two-thirds of all votes entitled to be cast generally in the election of Board members.

Board Vacancies. A vacancy on the Companies' Boards may be filled by a majority of the remaining members of the Board (unless, in the case of SP Mutual Funds, the vacancy results from the removal of a director by the shareholders, in which case the shareholders may elect a successor to fill the vacancy, the vacancy results from an increase in the number of directors, in which case a majority of the entire Board may fill the vacancy, or unless otherwise required by law).

Limitation on Liability of Directors and Officers.  The Companies' charters provide that, to the extent allowed by law, directors and officers will not be liable to the Funds or their shareholders for monetary damages for a breach of fiduciary duty. Maryland law permits such limitation of liability except for liability resulting from (a) actual receipt of an improper personal benefit or profit in the form of money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Indemnification of Directors, Officers, Employees and Agents.  The Companies' charter or by-laws provide for indemnification of directors and officers to the extent allowed by law. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. Additionally, under the 1940 Act, such indemnification provisions may not cover willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of one's office.

Liability of Shareholders

Under Maryland law, the Companies' shareholders generally have no personal liability for the debts or obligations of the Companies as a result of their status as shareholders.

Termination and Dissolution

Dissolution of the Companies requires the approval of the holders of a majority of the outstanding shares of all classes and series. However, under Maryland law, the Companies may transfer all or any part of the assets of a series or class without shareholder approval, and can redeem outstanding shares at net asset value under certain circumstances.

Management of the Funds

American Skandia Investment Services, Inc. (ASISI), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC (PI), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (the Investment Managers) pursuant to a separate investment management agreement with the SP Mutual Funds on behalf of (i) the SP Tech Fund (the SP Tech Management Agreement), and (ii) the SP OTC Fund (the SP OTC Management Agreement). PI serves as manager pursuant to a separate investment management agreement with (i) the Sector Funds on behalf of the Jennison Tech Fund (the Jennison Tech Management Agreement), and (ii) the Jennison Emerging Growth Fund (the Jennison Emerging Growth Management Agreement and together with the SP Tech, SP OTC and Jennison Tech Management Agreements, the Management Agreements).

Under the SP Tech and SP OTC Management Agreements, PI (as co-manager) will provide supervision and oversight of ASISI's investment management responsibilities with respect to the SP Mutual Funds, including SP Tech Fund and SP OTC Fund. Pursuant to these Agreements, the Investment Managers jointly administer the Funds' business affairs and supervise the Funds' investments. Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more subadvisers for the Funds, who will have primary responsibility for determining what investments the Funds will purchase, retain and sell. Also subject to the approval of the Board of Directors, the Investment Managers may reallocate the Funds' assets among subadvisers, including (to the extent legally permissible) affiliated subadvisers, consistent with the Funds' investment objectives.

Under the Jennison Tech and Jennison Emerging Growth Management Agreements, PI (as manager) manages the Funds' investment operations and administers its business affairs. Subject to the supervision of the Board, PI is responsible for conducting the initial review of prospective subadvisers for these Funds. In evaluating a prospective subadviser, PI considers many factors, including the firm's experience, investment philosophy and historical performance. PI is also responsible for monitoring the performance of and supervising the Funds' subadviser. As of December 31, 2005, PI served as the Investment Manager to all of the Prudential Financial, Inc. U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $94.9 billion.

The Companies have obtained an exemption from the SEC (the Order) that permits ASISI or PI to change subadvisers for each of the Companies, including the Funds, and to enter into new subadvisory agreements without obtaining shareholder approval of such changes. Any such subadviser change would be subject to approval by the Boards of Directors of the Companies. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Companies) is intended to facilitate the efficient supervision and management of the subadvisers by ASISI and PI and the Directors of the Companies.

With respect to the Funds, including Jennison U.S. Emerging Growth Fund, ASISI and PI, as applicable, currently engage the following subadvisers to manage the investments of the Funds in accordance with that Fund's investment objective, policies and limitations and any investment guidelines established by ASISI and PI, as applicable. Each subadviser is responsible, subject to the supervision and control of ASISI and PI, as applicable, for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

Dreyfus Corporation (Dreyfus) serves as subadviser for the SP Tech Fund. Dreyfus is located at 200 Park Avenue, New York, New York, 10166. As of December 31, 2005, Dreyfus managed approximately $[ ] billion in assets. Dreyfus is an indirect, wholly-owned subsidiary of Mellon Financial Corporation (Mellon). Founded in 1947, Mellon is a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon is one of the world's leading providers for corporations and institutions and affluent individuals. Prior to July 21, 2004, SP Tech Fund was managed by INVESCO Institutional, N.A.

Mr. Mark Herskovitz is the portfolio manager responsible for the day-to-day management of the SP Tech Fund. Mr. Herskovitz also serves as the primary portfolio manager of the Dreyfus Premier Technology Growth Fund, where he has been a manager since its inception in October 1997. He serves as the primary portfolio manager of the Dreyfus Technology Growth Separate Account Portfolio. Additionally, he joined the Lighthouse Ashland Investments Growth equity management team as a portfolio manager in July 2003. Prior to joining Dreyfus, Mr. Herskovitz served as a senior technology analyst at National City Corp., where he was responsible for coverage of companies in the data processing, computer hardware & software, semiconductor and telecom equipment and services industries. Mr. Herskovitz received his A.B. from The University of Chicago where he studied economics and history.

ProFund Advisors LLC (ProFund), 7501 Wisconsin Avenue, 10th Floor, Bethesda, Maryland 20814, serves as subadviser for the SP OTC Fund. As of December 31, 2005, ProFund managed approximately [$____] billion in assets. The SP OTC Fund is managed by an investment committee.

George O. Foster, Director of Portfolio since 2004, Assistant Director of Portfolio and Senior Portfolio Manager since 2000, earned a B.S. in Mechanical Engineering from Clarkson University and a M.B.A. in Finance from The George Washington University. Mr. Foster oversees the day-to-day portfolio management activities of ProFund Advisors investment teams. Mr. Foster is a Chartered Financial Analyst (CFA) and is a member of the Washington Association of Money Managers.

Elisa Petit, Group Leader – Broad Index since 2002, ProFunds Portfolio Manager since 2000. Prior to joining ProFund, Ms. Petit managed equity funds for Banque Populaire Group in Paris, France. Ms. Petit earned a B.A. in International Economics from the American University in Paris. She is an Operations Certificate holder of the International Securities Market Association (ISMA), a Charterholder of The Luxembourg Institute for Training in Banking (IFBL) and is a member of the Washington Association of Money Managers.

Jennison Associates LLC (Jennison), 466 Lexington Avenue, New York, NY 10017, is the investment adviser to the Jennison Tech Fund and Jennison Emerging Growth Fund. As of December 31, 2005, Jennison had managed in excess of $72 billion in assets. Jennison has served as an investment adviser since 1969 and has advised investment companies since 1990. Jennison has been serving as an investment adviser to the Jennison Tech Fund since 2003. Prudential Investment Management, Inc. served as an investment adviser to the Jennison Tech Fund from its inception until June 9, 2003, when PI allocated investment advisory responsibility for 100% of the assets of the Jennison Tech Fund to Jennison.

John P. Mullman, CFA, Greg Tuorto and Benjamin F. Bryan, CFA, are the portfolio managers of the Jennison Tech Fund and John P. Mullman is the portfolio manager for the Jennison Emerging Growth Fund. The portfolio managers have final authority over all aspects of the Funds' investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

John P. Mullman is a Senior Vice President of Jennison, which he joined in August 2000. He has been managing institutional small cap portfolios since 1996. Mr. Mullman joined Prudential in 1987 as an Associate in the Corporate Finance Group where he originated a variety of private placement investments including fixed rate debt securities, leverage buyouts, ESOP financings, and asset-backed investments. From 1991 to 1995, he served as Vice President in Prudential's Financial Restructuring Group, where he managed a $500 million portfolio of privately placed debt and equity securities in financially troubled or over-leveraged companies. Mr. Mullman managed the work-outs of over 20 distressed investments through a variety of out-of-court restructurings, bankruptcies and complex recapitalizations. He earned his B.A. in Economics from the College of the Holy Cross in 1982 and a M.B.A. from Yale University in 1987. He is also a member of The New York Society of Security Analysts, Inc. Mr. Mullman has managed the Jennison Tech Fund and the Jennison Emerging Growth Fund since August 2005.

Greg Tuorto is a Vice President of Jennison, which he joined in May 2000. Prior to joining Jennison, he was a Portfolio Manager and Analyst at Guardian Park Avenue Funds for three years. His responsibilities included co-managing the Small Cap Core Fund and covering technology for the small and mid cap funds. Prior to that, he was a Senior Managing Analyst at The Dreyfus Corporation where he was responsible for technology research across all industry groups, and focused his efforts on the small and mid cap products. Mr. Tuorto was also an Analyst and Co-Portfolio Manager covering the technology, health care and industrial sectors at Toqueville Asset Management from 1996 to 2000. He was also a financial analyst at Bankers Trust Company from 1993 to 1996. He earned his B.A. from Catholic University in 1993 and his M.B.A. from Monmouth University in 1998. Mr. Tuorto managed the Jennison Tech Fund since August 2005.

Benjamin F. Bryan is an Assistant Vice President of Jennison, which he joined in October 2000. From 1997 until joining Jennison, he was with Prudential, first as a trader for the Prudential Individually Managed Accounts group and then with Prudential's U.S. emerging growth equity team. As a member of Jennison's equity research team, Mr. Bryan currently focuses primarily on small to mid -cap growth stocks. He earned his B.S. from the State University of New York College at Oswego in 1995. He is also a member of The New York Society of Security Analysts, Inc. Mr. Bryan has managed the Jennison Tech Fund since August 2005.

The portfolio managers for the Jennison Tech Fund and the Jennison Emerging Growth Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio manager in all activities. Members of the team may change from time to time.

Subsequent to the consummation of the reorganization, Jennison will continue to serve as the subadviser for Jennison Emerging Growth Fund, the surviving fund, although the portfolio managers for the Jennison Emerging Growth Fund could change at any time prior to and after the consummation of the reorganizations. If the Investment Manager determines that such portfolio manager change is not in the best interests of the Fund and its shareholders, then pursuant to the Order the subadviser may be replaced without prior shareholder approval, subject to Board approval. If such change occurs you will be notified and you may change your vote for the proposal as described herein under "Voting Information – Revocation of Proxies."

Additional Information About the Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Funds including the Jennison Emerging Growth Fund. Unless noted otherwise, all information is provided as of October 31, 2005 for SP Tech Fund, SP OTC Fund and Jennison Emerging Growth Fund and as of November 30, 2005 for Jennison Tech Fund.

Other Accounts Managed by Portfolio Manager

The table below identifies, for the portfolio manager referenced above, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies (RICs), other pooled investment vehicles and other accounts. None of the portfolio managers were paid a fee based on performance.

Portfolio Manager	RIC Accounts Managed	Assets of RIC Managed (Thousands)	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed (Thousands)	Other Accounts Managed		Assets of Other Accounts Managed (Thousands)
John P. Mullman**	4	$843,826	4	$520,724	6	*	$786,778
Mark Herskovitz#
George O. Foster#
Elisa Petit#
John P. Mullman***	4	$1,366	4	$550,688	6	*	$826,729
Greg Tuorto	0	0	0	0	0	*	0
Benjamin Bryan	0	0	0	0	0	*	0

*  Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

**  As of October 31, 2005 for Jennison Emerging Growth Fund.

***  As of November 30, 2005 for Jennison Tech Fund.

#  To be filed by amendment.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
SP Tech Fund	DREYFUS:

Compensation

Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. The fund's portfolio managers are compensated by Dreyfus or its affiliates and not by the fund. The incentive compensation plan is comprised of three components: portfolio performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus' pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in Mellon Financial Corporation restricted stock. Portfolio performance is measured by the 1-year (40%) and 3-year (60%) total return of all of the portfolio manager's accounts relative to the annualized total return of the appropriate Lipper peer group. Individual qualitative performance is based on Dreyfus' Chief Investment Officer's evaluation of portfolio manager's performance based on any combination of the following: marketing contributions, new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

Potential Conflicts of Interest

Security Ownership. As of October 31, 2005, Mark Herskovitz does not beneficially own any securities issued by SP Tech Fund.

Other Conflicts. Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (Other Accounts).

Other Accounts may have investment objectives, strategies and risks that differ from those of the fund. For these or other reasons, the portfolio manager may purchase different securities for the fund and the Other Accounts, and the performance of securities purchased for the fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the fund, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
SP OTC Fund	ProFund

Compensation

ProFund believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager's salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager's relative experience and contribution to the firm. Base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates.

The annual incentive bonus opportunity provides cash bonuses based upon the firm's overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount.

Portfolio managers are eligible to participate in the firm's standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.

Potential Conflicts of Interest

Security Ownership. As of October 31, 2005, the portfolio managers do not beneficially own any securities issued by the SP OTC Fund.

Other Conflicts. Portfolio managers are generally responsible for multiple investment company accounts and, in one case, an unregistered investment company account. Certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities.

Jennison Tech Fund and Jennison Emerging Growth Fund	Jennison

Compensation

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

The portfolio managers' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Jennison Tech Fund and Jennison Emerging Growth Fund (continued)	management will differ from an investment professional who is a portfolio manager with research analyst responsibilities, as described below:

The following factor will be reviewed for John P. Mullman, portfolio manager to the Jennison Technology Fund and the Jennison Emerging Growth Fund:

• One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible; and

The following factor will be reviewed for Greg Tuorto and Benjamin F. Bryan, portfolio managers to the Jennison Technology Fund:

• The investment professional's contribution to client portfolios' pre-tax one and three year performance from the investment professional's recommended stocks relative to the strategy's passive benchmarks and to the investment professional's respective coverage universes;

The factors that will be reviewed for all of the Jennison fund portfolio managers include the following:

• Historical and long-term business potential of the product strategies;

• Qualitative factors such as teamwork and responsiveness; and

• Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

Potential Conflicts of Interest

Securities Ownership. As of November 30, 2005, John P. Mullman does not benefically own any securities of the Jennison Emerging Growth Fund.

As of October 31, 2005, John P. Mullman, Greg Tuorto and Benjamin F. Bryan do not beneficially own any securities of the Jennison Tech Fund.

Other Conflicts. In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio.

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Jennison Tech Fund and Jennison Emerging Growth Fund (concluded)	Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions across multiple accounts. Currently, while no equity accounts under Jennison's management have performance fees, some accounts have higher fees than others. These differences may give rise to a potential conflict that a portfolio manager may allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

Investment Management Fees

Pursuant to the SP Tech and SP OTC Management Agreements, ASISI receives a monthly investment management fee for the performance of its services for the SP Tech and SP OTC Funds. PI does not receive a fee for its management of the SP Tech and SP OTC Funds. Pursuant to the Jennison Tech and Jennison Emerging Growth Management Agreements, PI receives a monthly investment management fee for the performance of its services. The investment management fee is accrued daily for the purposes of determining the sale and redemption price of each Fund's shares. ASISI, as co-manager of the SP Tech Fund and the SP OTC Fund, and PI, as manager of the Jennison Tech Fund and the Jennison Emerging Markets Fund, pays each subadviser of the applicable Fund a portion of its fee for the performance of the subadvisory services at no additional cost to the Fund.

The SP Tech Fund and SP OTC Fund are each obligated to pay ASISI an annual investment management fee equal to 1% and 0.85% of its average daily net assets under the SP Tech Management Agreement and the SP OTC Fund Management Agreement, respectively. The SP Tech Fund and the SP OTC Fund do not pay PI a fee for its management services for these Funds. Under the Jennison Tech and Jennison Emerging Growth Management Agreements, respectively, the Jennison Tech Fund is obligated to pay PI an annual investment management fee equal to 0.75% of its average daily net assets up to $1 billion and 0.70% of its average daily net assets in excess of $1 billion, and the Jennison Emerging Growth Fund is obligated to pay PI an annual investment management fee equal to 0.60% of its average daily net assets up to $1 billion and 0.55% of its average daily net assets in excess of $1 billion. As a result, if the Plan is approved, the shareholders of each Fund will pay investment management fees at a lower rate. During its fiscal year ended October 31, 2005, the SP Tech Fund paid $181,946 in investment management fees to ASISI, the SP OTC Fund paid $274,382 to ASISI and the Jennison Emerging Growth Fund paid $3,252,862 to PI, and during its fiscal year ending November 30, 2005, the Jennison Tech Fund paid $1,046,204 in investment management fees to PI.

ASISI and PI, as applicable, pay the respective subadviser a portion of the investment management fee that ASISI receives from the SP Tech Fund and SP OTC Fund and that PI receives from the Jennison Tech Fund and Jennison Emerging Growth Fund, respectively. ASISI and PI, as applicable, pay such subadvisory fees without any additional expense to the respective Fund. With respect to the SP Tech Fund, ASISI pays Dreyfus an annual rate equal to 0.55% on the first $100 million of the Fund's average daily net assets, 0.45% of the Fund's average daily net assets over $100 million to $200 million, 0.425% of the Fund's average daily net assets over $200 million to $400 million, 0.40% of the Fund's average daily net assets over $400 million to $900 million, and 0.35% of the Fund's average daily net assets over $900 million. With respect to the SP OTC Fund, ASISI pays ProFund an annual rate equal to 0.35% of the portion of the average daily net assets of the Fund not in excess of $400 million; plus 0.25% of the portion over $400 million. With respect to the Jennison Tech Fund, PI pays to Jennison 0.375% of the Fund's average daily net assets. With respect to the Jennison Emerging Growth Fund, PI pays Jennison an annual rate equal to 0.30% of the Fund's average daily net assets up to $1 billion and 0.261% of the Fund's average daily net assets in excess of $1 billion.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (PIMS) (collectively, the SP Funds distributor) jointly serve as the principal underwriter and distributor for the SP Tech Fund and the SP OTC Fund. PIMS also serves as the principal underwriter and distributor for the Jennison Tech Fund and the Jennison Emerging Growth Fund. The Companies each adopted a Distribution and Service Plan (commonly known as a 12b-1 Plan) for each class of shares (other than Class Z shares of the Jennison Sector Funds and the Jennison Emerging Growth Fund) to compensate the Funds' respective distributor for its services and expenses in distributing shares and servicing shareholder accounts. Under the 12b-1 Plan for each share class, each Fund is authorized to pay its distributor at the following annual rates for assets attributable to the indicated share class:

Share Class	Rate
Class A(1)	0.25% of the Fund's average daily net assets attributable to Class A shares

Class B	1.00% of the Fund's average daily net assets attributable to Class B shares

Class C	1.00% of the Fund's average daily net assets attributable to Class C shares

Class L(2)	0.50% of the Fund's average daily net assets attributable to Class L shares

Class M(2)	1.00% of the Fund's average daily net assets attributable to Class M shares

Class R(3)	0.50% of the Fund's average daily net assets attributable to Class R Shares

Class X(2)	1.00% of the Fund's average daily net assets attributable to Class X shares

Class Z(4)	None

(1)  The SP Funds and Jennison Funds distributors, have each contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of each Fund's average daily net assets of the Class A shares for a calendar year ending February 28, 2007 (for SP Tech Fund, SP OTC Fund and Jennison Emerging Growth Fund) and March 31, 2007 (for Jennison Tech Fund). Without such contractual fee waiver the 12b-1 fees for the Funds' and Jennison Emerging Growth Fund's Class A shares would be 0.30%.

(2)  Currently, only SP Tech Fund and SP OTC Fund offer Class L, Class M, Class X and New Class X shares. Pending approval of the SP Tech Fund or SP OTC Fund Plan by shareholders, the Jennison Emerging Growth Fund will offer Class L, Class M, Class X and New Class X shares to accommodate the SP Tech Fund and SP OTC Fund Class L, Class M, Class X and New Class X shareholders.

(3)  Only the Jennison Emerging Growth Fund has Class R shares. The Jennison Emerging Growth Fund distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the Emerging Growth Fund's average daily net assets of the Class R shares for a calendar year ending February 28, 2007. Without such contractual fee waiver the 12b-1 fees for the Jennison Emerging Growth Fund's Class R shares would be 0.75%.

(4)  Only the Jennison Tech Fund and the Jennison Emerging Growth Fund have Class Z shares. Class Z shares are not subject to any distribution or service fees.

Because these fees are paid out of each Fund's assets on an ongoing basis, these fees may, over time, increase the cost of an investment in that Fund and may be more costly than other types of sales charges.

Each Fund's distributor may use distribution and service fees received under the 12b-1 Plan to compensate qualified brokers for services provided in connection with the sale of shares and the maintenance of shareholder accounts. In addition, distribution and service fees received under the Class X Plans by the distributor are used for such distributor's purchases of bonus shares, which are additional shares granted to investors in Class X shares by the distributor.

Valuation

In connection with each reorganization, each whole and fractional share of each class of a Fund will be exchanged for whole or fractional shares of equal dollar value of the corresponding class of Jennison Emerging Growth Fund. The share value of a mutual fund – known as the net asset value per share or NAV – is determined by a simple calculation: it is the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund – or the NAV – is $10 ($1,000 divided by 100).

Each Fund's (including the Jennison Emerging Growth Fund) portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. A Fund also may use fair value pricing if it determines that the market quotation is not reliably based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. A Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Managers (or subadvisers) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. If a Fund needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Fund's NAV, the Fund's futures contracts will be valued at the last sale or bid price prior to the close of trading on the New York Stock Exchange (NYSE) that day. Except when a Fund fair values securities, each foreign security held by a Fund is normally valued as of the close of the security's primary market. Fair value pricing procedures are designed to result in prices for a Fund's securities and its net asset value that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short-term traders.

Each Fund's (including the Jennison Emerging Growth Fund) NAV is determined once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. The NYSE is closed on most national holidays and Good Friday. On days when the NYSE is closed but the primary markets for the Fund's foreign securities are open, the Funds will not price, and you will not be able to purchase, redeem or exchange a Fund's shares even though the value of these securities may have changed. Conversely, each Fund will ordinarily price its shares, and you may purchase, redeem or exchange shares on days that the NYSE is open but foreign securities markets are closed. On days there are no orders to purchase, sell or exchange the Fund's shares, or when changes in the value of the Fund's portfolio do not materially affect its NAV, the Funds' NAVs may not be determined.

Most national newspapers report the NAVs of larger mutual funds, allowing investors to check the prices of those funds daily.

Although the legal rights of each class of shares of each Fund (including Jennison Emerging Growth Fund) are substantially identical, the different expenses borne by each class will result in different NAVs and dividends. NAV is calculated separately for each class of each Fund. The NAVs of Class B, Class C, Class L, Class M and Class X, as applicable, of each Fund shares will generally be lower than the NAV of Class A shares of each Fund as a result of the larger distribution-related fee to which Class B and Class C, Class L, Class M and Class X shares, as applicable, are subject. It is expected, however, that the NAV of each Fund's share classes will tend to converge immediately after the recording of dividends, if any, that will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

Portfolio Holdings

In addition to the description contained herein, a description of each Fund's, and Jennison Emerging Growth Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is also contained in that Fund's prospectus, SAI and on that Fund's website (for SP Tech Fund and SP OTC Fund, see www.strategicpartners.com, and for Jennison Tech Fund and Jennison Emerging Growth Fund, see www.jennisondryden.com). Each Fund will provide a full list of its portfolio holdings as of the end of the calendar month (for the Jennison Tech Fund and Jennison Emerging Growth Fund) or the fiscal quarter (for the SP Tech Fund and SP OTC Fund) on its website within approximately 30 days (for the Jennison Tech Fund) or 60 days (for the SP Tech Fund and SP OTC Fund) after the end of the calendar month (for the Jennison Tech Fund and the Jennison Emerging Growth Fund) or the fiscal quarter (for the SP Tech Fund and the SP OTC Fund). Each Fund's portfolio holdings are made public, as required by law, in the Fund's annual and semi-annual reports and on Form N-Q. In addition, each Fund may release the Fund's top ten holdings, sector and country breakdowns, and largest industries, as applicable, on a quarterly or monthly basis with the information 15 days prior to the release. Such information will be posted to the relevant Fund's website.

When authorized by a Fund's Chief Compliance Officer (CCO) and another officer of such Fund (including the Jennison Emerging Growth Fund), portfolio holdings information may be disseminated more frequently or at different periods than as described above to intermediaries that distribute such Fund's shares, third-party providers of auditing, custody, proxy voting and other services for such Fund, rating and ranking organizations, and certain affiliated persons of such Fund, as described below. The procedures utilized to determine eligibility are set forth below.

Procedures for Release of Portfolio Holdings Information:

1. A request for release of Fund holdings shall be prepared by such third parties setting forth a legitimate business purpose for such release which shall specify the Fund (including the Jennison Emerging Growth Fund), the terms of such release and frequency (e.g. level of detail staleness). Such request shall address whether there are any conflicts of interest between a Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund.

2. The request shall be forwarded to PI's Product Development Group and to the CCO of the Fund, or his delegate, for review and approval.

3. A confidentiality agreement in the form approved by an officer of the Fund must be executed with the recipient of the fund holdings information.

4. An officer of the Fund shall approve the release and agreement. Copies of the release and agreement shall be sent to PI's law department.

5. Written notification of the approval shall be sent by such officer to PI's Fund Administration Department to arrange the release of fund holdings information.

6. PI's Fund Administration Department shall arrange for the release of fund holdings information by PFPC Trust Company (for SP Tech Fund and SP OTC Fund) and The Bank of New York (for Jennison Tech Fund and Jennison Emerging Growth Fund) (collectively, the Custodian Banks).

As of the date of this Prospectus/Proxy Statement, each Fund (including the Jennison Emerging Growth Fund) will provide:

1. Traditional External Recipients/Vendors

•  Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) and Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

•  Full holdings on a daily basis to ISS (securities class action claims services administrator) at the end of each day;

•  Full holdings on a daily basis to the Subadviser, Custodian Bank, sub-custodian (if any are appointed) and accounting agents (which includes the Custodian Banks and any other accounting agent that may be appointed) at the end of each day;

•  Full holdings to KPMG, LLP, each Fund's independent registered public accounting firm, as soon as practicable following the Fund's fiscal year-end or on an as-needed basis; and

•  Full holdings to financial printers as soon as practicable following the end of each Fund's quarterly, semi-annual and annual period-ends.

2. Analytical Service Providers

•  The trades for each Fund on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;

•  Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•  Full holdings on a daily basis to FactSet (an online investment research provider) at the end of each day.

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes). Such arrangements will be monitored on an ongoing basis and will be reviewed by the Fund's CCO and PI's Law Department on an annual basis.

In addition, certain authorized employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PI employees are subject to the requirements of the personal securities trading policy of Prudential Financial, Inc., which prohibits employees from trading on, or further disseminating confidential information, including portfolio holdings information.

Fund directors have approved PI's Policy for the Dissemination of Portfolio Holdings. The directors shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. The directors have delegated oversight over the Fund's disclosure of portfolio holdings to the CCO.

There can be no assurance that the Funds' policies and procedures on portfolio holdings information will protect the Funds from the misuse of such information by individuals or entities that come into possession of the information.

Frequent Purchases and Redemptions of Fund Shares

Each Fund and Jennison Emerging Growth Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of a Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, a Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so a Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit Fund share prices that may be based on closing prices of foreign securities established some time before each Fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.

The Boards of the Funds and Jennison Emerging Growth Fund have adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, each Fund's transfer agent monitors trading activity on a daily basis. Each Fund and Jennison Emerging Growth Fund have implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into such Fund and then sell those shares within a specified period of time (a round-trip transaction) as established by such Fund's CCO. The CCO is authorized to set and modify the parameters at any time as required to prevent the adverse impact of frequent trading on Fund shareholders. The CCO has defined frequent trading as one or more round-trip transactions in shares of a Fund within a 30-day period. A second round-trip within 60 days will begin a warning period that will remain in effect for 90 days. If additional purchase activity is initiated during the warning period, the purchase activity will be cancelled. In addition, if two round-trips have already been completed within the past 90 days, a trading suspension will be placed on the account that remains in effect for 90 days. Exceptions to the trading policy will not normally be granted.

Each Fund and Jennison Emerging Growth Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into each Fund by a shareholder who has violated this policy. Moreover, each Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in a Fund. The transfer agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into a Fund is rejected or cancelled for violations of the trading policy, the shareholder will receive a return of the purchase amount.

If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements (Intermediaries), Intermediaries maintain the individual beneficial owner records and submit to each Fund only aggregate orders combining the transactions of many beneficial owners. Each Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund communicates to Intermediaries in writing that it expects the Intermediaries to handle orders on transfers by beneficial owners consistently with each Fund's policies as set forth in each Fund's prospectus and SAI on transfers by beneficial owners. Omnibus accounts and Intermediaries are treated uniformly with respect to these policies. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in each Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted.

The transfer agent also reviews the aggregate net flows in excess of $1 million. In those cases, the trade detail is reviewed to determine if any of the activity relates to previously identified policy offenders. In cases of omnibus orders, the Intermediary may be contacted by the transfer agent to obtain additional information. The transfer agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to previously identified policy offenders. In that case, the shareholder will receive a return of the purchase amount. Where appropriate, the transfer agent may request that the Intermediary block a financial adviser or client from accessing each Fund. If necessary, each Fund may be removed from a particular Intermediary's platform.

Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that each Fund, the transfer agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. None of the Funds or Jennison Emerging Growth Fund has any arrangements intended to permit trading of its shares in contravention of the policies described above.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund and Jennison Emerging Growth Fund are identical. The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment. Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within seven years of their purchase, a contingent deferred sales charge (CDSC) will be deducted from the redemption proceeds. Class C shares are sold at NAV per share without an initial sales charge. In addition, if Class C shares are redeemed within 12 calendar months of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds. Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million. Class M, Class X and New Class X shares are sold subject to a CDSC of 6.0%, decreasing annually. Class L, Class M, Class X and New Class X shares are generally no longer offered for direct purchase.

Class L shares of the SP Tech Fund, SP OTC Fund and Jennison Emerging Growth Fund are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class L shares are sold at an offering price that normally equals NAV plus an initial sales charge that varies depending on the amount of the investment. In certain instances described below, however, purchases are either not subject to an initial sales charge (and the offering price will be at NAV) or will be eligible for reduced sales charges. The Fund receives an amount equal to the NAV to invest for the account of the purchaser. A portion of the sales charge is retained by the distributor and a portion is allocated to the purchaser's dealer. The distributor may allocate the entire amount of the initial sales charge to dealers for all sales occurring during a particular period. The front-end sales charge rates are as follows:

Amount of Purchase	Front-end Sales Charge (as % of offering price)	Front-end Sales Charge (as % of amt. Invested)
Less than $50,000	5.75%	6.10%
$50,000 up to $100,000	5.00%	5.26%
$100,000 up to $250,000	4.00%	4.17%
$250,000 up to $500,000	3.00%	3.09%
$500,000 up to $1 million	2.25%	2.30%
$1,000,000 up to $4,999,999	None	1.00%*
$5,000,000 up to $9,999,999	None	0.50%*
$10,000,000 up to $9,999,999,999	None	0.25%*

* For investments of $1 million to $4,999,999, the dealer reallowance is 1.00%. For investments of $5 million to $9,999,999, the dealer reallowance is 0.50%. For investments of $10 million and above, the dealer reallowance is 0.25%.

There is no initial sales charge on purchases of Class L shares of the applicable Funds in the following cases:

•  Purchases aggregating $1 million or more;

•  Purchases by an employer-sponsored retirement plan under Section 403(b) of the Code that features an employer contribution or "match"; or

•  Purchases by an employer-sponsored retirement plan under Section 401(a) of the Code (including a 401(k) plan) with at least 25 eligible employees or that uses the services of a third party administrator that has established an electronic link with the Company.

However, if such Class L shares are redeemed within 12 months of their purchase, a CDSC (Class L CDSC) will be deducted from the redemption proceeds. During the past 12 months Class L shares were not available to new investors. The Class L CDSC will not apply to redemptions of shares acquired by the reinvestment of dividends or capital gains distributions or redemptions for the purpose of making distributions or loans to Section 401(a) or 403(b)(7) plan participants, and will be waived under certain circumstances described in a Fund's SAI. The Class L CDSC will be equal to 1.0% of the shares' NAV at the time of purchase. Any increase in the share price is not subject to the Class L CDSC. The Class L CDSC is paid to the distributor with respect to expenses incurred in providing distribution-related services to the Fund. To determine whether the Class L CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). For purposes of determining how long a purchaser has held shares, all purchases during the month are considered to have been made on the first business day of the month in which the purchase was actually made. The holding period for purposes of determining the applicable Class L CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

Class M shares are sold at NAV per share without an initial sales charge. However, if Class M shares are redeemed within 7 years of their purchase, a CDSC (Class M CDSC) will be deducted from the redemption proceeds. The Class M CDSC will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The charge will be assessed on the shares' NAV at the time of purchase. Any increase in the share price is not subject to the Class M CDSC. The Class M CDSC is paid to the distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of its Class M shares. The distributor has assigned its right to receive any Class M CDSC, as well as any distribution and service fees to certain unrelated parties that provides funding for the up-front sales concession payments.

To determine whether the Class M CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends and capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). The amount of the Class M CDSC will depend on the number of years since investment and the amount being redeemed, according to the following schedule:

Redemption During	Class M CDSC (as % of amount subject to charge)
1st year after purchase	6.0%
2nd year after purchase	5.0%
3rd year after purchase	4.0%
4th year after purchase	3.0%
5th year after purchase	2.0%
6th year after purchase	2.0%
7th year after purchase	1.0%
8th year after purchase	None

For purposes of determining the Class M CDSC, all purchases during the month are considered to have been made on the first business day of the month in which the purchase was actually made. The holding period for purposes of determining the applicable CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund.

The Class M CDSC will be waived in the following cases if shares are redeemed and the Fund's transfer agent is notified: (1) redemptions under a Systematic Withdrawal Plan; (2) redemptions to pay premiums for optional insurance; (3) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (4) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class M shares of the Fund (any portion greater than mandated minimum distribution would be subject to the Class M CDSC); (5) the portion of any substantially equal periodic payments (as described in Section 72(t) of the Code) equal to the percentage of your plan assets held in Class M shares of the Fund; and (6) the return of excess contributions from an IRA or SIMPLE IRA.

Approximately eight years after the purchase of Class M shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class M shareholders of the higher asset-based distribution charge that applies to Class M shares under the Class M 12b-1 Fee described above. The conversion is based on the relative NAV of the classes, and no sales charge is imposed. At the time of conversion, a portion of the Class M shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of converting Class M non-Dividend Shares to total Class M non-Dividend Shares.

Class X shares are sold without an initial sales charge, however, if Class X shares are redeemed within 8 years of their purchase (7 years in the case of Class X shares purchased prior to August 19, 1998), a CDSC (Class X CDSC) will be deducted from the redemption proceeds. The Class X CDSC will not apply to redemptions of bonus shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSC will be assessed on the NAV of the shares at the time of purchase. For purchases made prior to January 1, 2002, the Class X CDSC will be assessed on the lesser of (i) the original purchase price or (ii) the redemption proceeds. For purchases made after January 1, 2002, the Class X CDSC is calculated using the original purchase price. Any increase in the share price is not subject to the Class X CDSC. The Class X CDSC is paid to the distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. The distributor has assigned its right to receive any Class X

CDSC, as well as any distribution and service fees to a third party that provides funding for the up-front sales concession payments.

To determine whether the Class X CDSC applies to a redemption, a Fund first redeems shares not subject to a Class X CDSC (shares acquired by reinvestment of dividends and capital gains distributions, bonus shares, and shares held for over 8 years) and then redeems other shares in the order they were purchased (such that shares held the longest are redeemed first).

The amount of the Class X CDSC will depend on the number of years since investment and the amount being redeemed, according to the following schedule:

Redemption During	Class X CDSC (as % of amount subject to charge)
1st year after purchase	6.0%
2nd year after purchase	5.0%
3rd year after purchase	4.0%
4th year after purchase	4.0%
5th year after purchase	3.0%
6th year after purchase	2.0%
7th year after purchase	2.0%
8th year after purchase	1.0%
9th or 10th year after purchase	None

For purposes of determining the Class X CDSC, all purchases are considered to have been made on the first business day of the month in which the purchase was actually made. In the case of Class X shares purchased prior to August 19, 1998, the CDSC imposed will be 6% during the first year after purchase, 5% during the second year, 4% during the third year, 3% during the fourth year, 2% during the fifth and sixth years, 1% during the seventh year, and none thereafter.

The Class X CDSC will be waived in the following cases if shares are redeemed and the transfer agent is notified: (1) redemptions to pay premiums for optional insurance coverage; (2) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); (3) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of plan assets held in Class X shares of the Fund; (4) the portion of any substantially equal periodic payments (as described in Section 72(t) of the Code) equal to the percentage of plan assets held in Class X shares of the Fund; and (5) the return of excess contributions from an IRA or SIMPLE IRA.

Ten years after the purchase of Class X shares of a Fund (eight years in the case of Class X shares purchased prior to August 19, 1998), those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charge that applies to Class X shares under the Class X Distribution and Service Plan described above. The conversion is based on the relative NAV of the two classes, and no sales charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of converting Class X non-Dividend Shares to total Class X non-Dividend Shares.

Institutional Investors: Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, and IRS section 501 entities, such as foundations and endowments. The minimum initial investment for institutional investors is $10 million. Institutional investors are responsible for indicating their eligibility to purchase Class Z Shares at the time of purchase.

The redemption policies for each Fund and Jennison Emerging Growth Fund are identical. Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charges as may be set by the relevant Fund's Board from time to time. Refer to each Fund's prospectus for more information regarding how to sell shares.

Shares of each Fund and Jennison Emerging Growth Fund may be exchanged for shares of the same class of other funds in the mutual fund complex, including those of the Companies, at NAV per share at the time of exchange without a sales charge. If you exchange such shares for the same class of shares of another Fund, any applicable CDSC and the date for automatic conversion of Class M, Class B and Class X shares to Class A shares will be calculated based on the date on which you acquired the original shares. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice. Investors will not receive bonus shares on Class X shares obtained through an exchange. Exchanges of shares involve redemption of the shares of the Fund you own and a purchase of shares of another Fund. Shares are normally redeemed and purchased in the exchange transaction on the business day on which the transfer agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

You may exchange your Fund shares for shares of any other Fund without a sales charge. If you exchange such shares for shares of another Fund or if you receive Jennison Emerging Growth Fund shares in exchange for SP Tech Fund, SP OTC Fund or Jennison Tech Fund shares pursuant to a Plan, any applicable CDSC and the date for automatic conversion of Class M, Class B and Class X shares to Class A shares will be calculated based on the date on which you acquired the original shares. After an exchange, at redemption, the CDSC will be calculated from the first day of the month after initial purchase, excluding any time shares were held in a money market fund. We may change the terms of any exchange privilege after giving you 60 days' notice. Investors will not receive bonus shares on Class X shares obtained through an exchange.

Frequent trading of Fund shares in response to short-term fluctuations in the market – also known as "market timing" – may make it very difficult to manage a Fund's investments. When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash a Fund will have to invest. When, in the opinion of PI (and, with respect to the SP Tech Fund and SP OTC Fund, ASISI), such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Funds by any person, group or commonly controlled account. The decision may be based on dollar amount, volume, or frequency of trading. A Fund will notify a market timer of a rejection of an exchange or purchase order. There can be no assurance that a Fund's procedures will be effective in limiting the practice of market timing in all cases.

Each Fund and Jennison Emerging Growth Fund will distribute substantially all of its income and capital gains to shareholders each year. Each Fund will declare dividends, if any, annually.

SP Mutual Funds Share Class Designations

Please note that in 2004 SP Mutual Funds renamed Class A and Class B shares, and created two new classes designated Class A and Class B. This means that if, prior to April 12, 2004, you purchased shares of any series of SP Mutual Funds designated as "Class A" or "Class B" at the time of purchase, SP Mutual Funds now refers to your shares as "Class L" and "Class M", respectively. Please be sure to consult information about the appropriate share class when reviewing these materials.

In addition, pursuant to its charter, SP Mutual Funds may issue both "Class X" shares and "New Class X" shares of SP Tech Fund and SP OTC Fund. The rights and terms of Class X and New Class X shares are almost identical, so for ease of reference, SP Mutual Funds sometimes provides combined expenses, capitalization, financial and other information for "New Class X" and "Class X" and refers to all such shares as "Class X." The principal difference between outstanding shares of the two classes is that Class X shares issued prior to August 17, 1998 are subject to automatic conversion to Class A shares approximately 8 years after purchase, while New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion to Class A shares approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X," your conversion rights are determined by the date you purchased your shares. If the SP Tech Fund or SP OTC Fund Plan is approved, Jennison Emerging Growth Fund will issue Class X and New Class X shares with equivalent conversion rights to the respective Class X and New Class X shareholders of SP Tech Fund and SP OTC Fund, which are sometimes collectively referred as "Class X shares" of Jennison Emerging Growth Fund in this Prospectus/Proxy Statement.

FEES AND EXPENSES

The following tables describes the fees and expenses that shareholders may pay if they hold shares of the Funds and the Jennison Emerging Growth Fund, as well as the projected unaudited pro forma fees and expenses of the Jennison Emerging Growth Fund that will continue in effect after consummation of one or more of the Plans are approved. The holding period for shares held by investors in the Funds will be counted in computing the holding period of shares subsequently held in Jennison Emerging Growth Fund for purposes of determining any applicable CDSCs.

Shareholder Fees and Operating Expenses

SP Tech Fund Reorganization

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	1.00%	0.60%	0.60%
+ Distribution (12b-1) Fees	0.30%	0.30%	0.30%
+ Other Expenses	1.92%	0.34%	0.37%
= Total annual fund operating expenses	3.22%	1.24%	1.27%
– Fee waiver and/or expense reimbursement	(1.57)%[4,5]	(0.05)%[5]	(0.08)%[4,5]
= Net annual fund operating expenses	1.65%[4]	1.19%	1.19%

Class B Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	1.00%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.34%	0.37%
= Total annual fund operating expenses	3.92%	1.94%	1.97%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	—	(0.03)%[4]
= Net annual fund operating expenses	2.40%	1.94%	1.94%

Class C Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	1.00%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.34%	0.37%
= Total annual fund operating expenses	3.92%	1.94%	1.97%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	—	(0.03)%[4]
= Net annual fund operating expenses	2.40%	1.94%	1.94%

Class L Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load)[9]	None[2]	None[2]	None[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	1.00%	0.60%	0.60%
+ Distribution (12b-1) Fees	0.50%	0.50%	0.50%
+ Other Expenses	1.92%	0.34%	0.37%
= Total annual fund operating expenses	3.42%	1.44%	1.47%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	—	(0.03)%[4]
= Net annual fund operating expenses	1.90%	1.44%	1.44%

Class M Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	1.00%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.34%	0.37%
= Total annual fund operating expenses	3.92%	1.94%	1.97%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	—	(0.03)%[4]
= Net annual fund operating expenses	2.40%	1.94%	1.94%

Class R Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	0.75%	0.75%
+ Other Expenses	N/A	0.34%	0.37%
= Total annual fund operating expenses	N/A	1.69%	1.72%
– Fee waiver and/or expense reimbursement	N/A	(0.25)%[8]	(0.28)%[4]
= Net annual fund operating expenses	N/A	1.44%	1.44%

Class X Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	1.00%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.34%	0.37%
= Total annual fund operating expenses	3.92%	1.94%	1.97%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	—	(0.03)%[4]
= Net annual fund operating expenses	2.40%	1.94%	1.94%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	None	None
+ Other Expenses	N/A	0.34%	0.37%
= Total annual fund operating expenses	N/A	0.94%	0.97%
– Fee waiver and/or expense reimbursement	N/A	—	(0.03)%[4]
= Net annual fund operating expenses	N/A	0.94%	0.94%

SP OTC Fund Reorganization

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.85%	0.60%	0.60%
+ Distribution (12b-1) Fees	0.30%	0.30%	0.30%
+ Other Expenses	0.95%	0.34%	0.36%
= Total annual fund operating expenses	2.10%	1.24%	1.26%
– Fee waiver and/or expense reimbursement	(0.60)%[4,5]	(0.05)%[5]	(0.07)%[4,5]
= Net annual fund operating expenses	1.50%[4]	1.19%	1.19%

Class B Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.85%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	0.95%	0.34%	0.36%
= Total annual fund operating expenses	2.80%	1.94%	1.96%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	(0.02)%[4]
= Net annual fund operating expenses	2.25%	1.94%	1.94%

Class C Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.85%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	0.95%	0.34%	0.36%
= Total annual fund operating expenses	2.80%	1.94%	1.96%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	(0.02)%[4]
= Net annual fund operating expenses	2.25%	1.94%	1.94%

Class L Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load)[9]	None[2]	None[2]	None[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.85%	0.60%	0.60%
+ Distribution (12b-1) Fees	0.50%	0.50%	0.50%
+ Other Expenses	0.95%	0.34%	0.36%
= Total annual fund operating expenses	2.30%	1.44%	1.46%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	(0.02)%[4]
= Net annual fund operating expenses	1.75%	1.44%	1.44%

Class M Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.85%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	0.95%	0.34%	0.36%
= Total annual fund operating expenses	2.80%	1.94%	1.96%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	(0.02)%[4]
= Net annual fund operating expenses	2.25%	1.94%	1.94%

Class R Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	0.75%	0.75%
+ Other Expenses	N/A	0.34%	0.36%
= Total annual fund operating expenses	N/A	1.69%	1.71%
– Fee waiver and/or expense reimbursement	N/A	(0.25)%[8]	(0.27)%[4,8]
= Net annual fund operating expenses	N/A	1.44%	1.44%

Class X Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.85%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	0.95%	0.34%	0.36%
= Total annual fund operating expenses	2.80%	1.94%	1.96%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	(0.02)%[4]
= Net annual fund operating expenses	2.25%	1.94%	1.94%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	None	None
+ Other Expenses	N/A	0.34%	0.36%
= Total annual fund operating expenses	N/A	0.94%	0.96%
– Fee waiver and/or expense reimbursement	N/A	—	(0.02)%[4]
= Net annual fund operating expenses	N/A	0.94%	0.94%

Jennison Tech Fund Reorganization

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.75%	0.60%	0.60%
+ Distribution (12b-1) Fees	0.30%	0.30%	0.30%
+ Other Expenses	0.72%	0.34%	0.39%
= Total annual fund operating expenses	1.77%	1.24%	1.29%
– Fee waiver and/or expense reimbursement	(0.05)%[5]	(0.05)%[5]	(0.10)%[4,5]
= Net annual fund operating expenses	1.72%[4]	1.19%	1.19%

Class B Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.75%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	0.72%	0.34%	0.39%
= Total annual fund operating expenses	2.47%	1.94%	1.99%
– Fee waiver and/or expense reimbursement	—	—	(0.05)%[4]
= Net annual fund operating expenses	2.47%	1.94%	1.94%

Class C Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.75%	0.60%	0.60%
+ Distribution (12b-1) Fees	1.00%	1.00%	1.00%
+ Other Expenses	0.72%	0.34%	0.39%
= Total annual fund operating expenses	2.47%	1.94%	1.99%
– Fee waiver and/or expense reimbursement	—	—	(0.05)%[4]
= Net annual fund operating expenses	2.47%	1.94%	1.94%

Class R Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None
Redemption Fee	N/A	None	None
Exchange Fee	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	0.75%	0.75%
+ Other Expenses	N/A	0.34%	0.39%
= Total annual fund operating expenses	N/A	1.69%	1.74%
– Fee waiver and/or expense reimbursement	N/A	(0.25)%[8]	(0.30)%[4,8]
= Net annual fund operating expenses	N/A	1.44%	1.44%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Reorganization
Management Fees	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	None	None	None
+ Other Expenses	0.72%	0.34%	0.39%
= Total annual fund operating expenses	1.47%	0.94%	0.99%
– Fee waiver and/or expense reimbursement	—	—	(0.05)%[4]
= Net annual fund operating expenses	1.47%	0.94%	0.94%

SP Tech Fund and SP OTC Fund Reorganizations

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	1.00%	0.85%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
+ Other Expenses	1.92%	0.95%	0.34%	0.38%
= Total annual fund operating expenses	3.22%	2.10%	1.24%	1.28%
– Fee waiver and/or expense reimbursement	(1.57)%[4,5]	(0.60)%[4,5]	(0.05)%[5]	(0.09)%[4,5]
= Net annual fund operating expenses	1.65%[4]	1.50%[4]	1.19%	1.19%

Class B (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	1.00%	0.85%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	0.34%	0.38%
= Total annual fund operating expenses	3.92%	2.80%	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	(0.04)%[4]
= Net annual fund operating expenses	2.40%	2.25%	1.94%	1.94%

Class C (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	1.00%	0.85%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	0.34%	0.38%
= Total annual fund operating expenses	3.92%	2.80%	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	(0.04)%[4]
= Net annual fund operating expenses	2.40%	2.25%	1.94%	1.94%

Class L (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	1.00%	0.85%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.50%	0.50%	0.50%	0.50%
+ Other Expenses	1.92%	0.95%	0.34%	0.38%
= Total annual fund operating expenses	3.42%	2.30%	1.44%	1.48%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	(0.04)%[4]
= Net annual fund operating expenses	1.90%	1.75%	1.44%	1.44%

Class M (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	1.00%	0.85%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	0.34%	0.38%
= Total annual fund operating expenses	3.92%	2.80%	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	(0.04)%[4]
= Net annual fund operating expenses	2.40%	2.25%	1.94%	1.94%

Class R

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	N/A	None	None
Redemption Fee	N/A	N/A	None	None
Exchange Fee	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	N/A	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	N/A	0.75%	0.75%
+ Other Expenses	N/A	N/A	0.34%	0.38%
= Total annual fund operating expenses	N/A	N/A	1.69%	1.73%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.25)%[8]	(0.29)%[4,8]
= Net annual fund operating expenses	N/A	N/A	1.44%	1.44%

Class X (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	1.00%	0.85%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	0.34%	0.38%
= Total annual fund operating expenses	3.92%	2.80%	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	(0.04)%[4]
= Net annual fund operating expenses	2.40%	2.25%	1.94%	1.94%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	N/A	None	None
Redemption Fee	N/A	N/A	None	None
Exchange Fee	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Management Fees	N/A	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	N/A	None	None
+ Other Expenses	N/A	N/A	0.34%	0.38%
= Total annual fund operating expenses	N/A	N/A	0.94%	0.98%
– Fee waiver and/or expense reimbursement	N/A	N/A	—	(0.04)%[4]
= Net annual fund operating expenses	N/A	N/A	0.94%	0.94%

SP OTC Fund and Jennison Tech Fund Reorganizations

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	0.85%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
+ Other Expenses	0.95%	0.72%	0.34%	0.38%
= Total annual fund operating expenses	2.10%	1.77%	1.24%	1.28%
– Fee waiver and/or expense reimbursement	(0.60)%[4,5]	(0.05)%[5]	(0.05)%[5]	(0.09)%[4,5]
= Net annual fund operating expenses	1.50%	1.72%	1.19%	1.19%

Class B (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	0.85%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	0.95%	0.72%	0.34%	0.38%
= Total annual fund operating expenses	2.80%	2.47%[4]	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	—	(0.04)%[4]
= Net annual fund operating expenses	2.25%	2.47%	1.94%	1.94%

Class C (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	0.85%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	0.95%	0.72%	0.34%	0.38%
= Total annual fund operating expenses	2.80%	2.47%	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	—	—	(0.04)%[4]
= Net annual fund operating expenses	2.25%	2.47%	1.94%	1.94%

Class L (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	N/A	5.75%	5.75%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	N/A	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	N/A	None	None
Exchange Fee	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	0.85%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.50%	N/A	0.50%	0.50%
+ Other Expenses	0.95%	N/A	0.34%	0.38%
= Total annual fund operating expenses	2.30%	N/A	1.44%	1.48%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	N/A	—	(0.04)%[4]
= Net annual fund operating expenses	1.75%	N/A	1.44%	1.44%

Class M (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	N/A	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	N/A6	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	N/A	None	None
Exchange Fee	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	0.85%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	N/A	1.00%	1.00%
+ Other Expenses	0.95%	N/A	0.34%	0.38%
= Total annual fund operating expenses	2.80%	N/A	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	N/A	—	(0.04)%[4]
= Net annual fund operating expenses	2.25%	N/A	1.94%	1.94%

Class R

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	N/A	None	None
Redemption Fee	N/A	N/A	None	None
Exchange Fee	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	N/A	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	N/A	0.75%	0.75%
+ Other Expenses	N/A	N/A	0.34%	0.38%
= Total annual fund operating expenses	N/A	N/A	1.69%	1.73%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.25)%[8]	(0.29)%[4,8]
= Net annual fund operating expenses	N/A	N/A	1.44%	1.44%

Class X (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	N/A	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	N/A	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	N/A	None	None
Exchange Fee	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	0.85%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	N/A	1.00%	1.00%
+ Other Expenses	0.95%	N/A	0.34%	0.38%
= Total annual fund operating expenses	2.80%	N/A	1.94%	1.98%
– Fee waiver and/or expense reimbursement	(0.55)%[4]	N/A	—	(0.04)%[4]
= Net annual fund operating expenses	2.25%	N/A	1.94%	1.94%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and SP OTC Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None	None
Redemption Fee	N/A	None	None	None
Exchange Fee	N/A	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	N/A	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	None	None	None
+ Other Expenses	N/A	0.72%	0.34%	0.38%
= Total annual fund operating expenses	N/A	1.47%	0.94%	0.98%
– Fee waiver and/or expense reimbursement	N/A	—	—	(0.04)%[4]
= Net annual fund operating expenses	N/A	1.47%	0.94	0.94%

SP Tech Fund and Jennison Tech Fund Reorganizations

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	1.00%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%
+ Other Expenses	1.92%	0.72%	0.34%	0.41%
= Total annual fund operating expenses	3.22%	1.77%	1.24%	1.31%
– Fee waiver and/or expense reimbursement	(1.57)%[4,5]	(0.05)%[5]	(0.05)%[5]	(0.12)%[4,5]
= Net annual fund operating expenses	1.65%	1.72%	1.19%	1.19%

Class B (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	1.00%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.72%	0.34%	0.41%
= Total annual fund operating expenses	3.92%	2.47%[4]	1.94%	2.01%
– Fee waiver and/or expense reimbursement	(1.52)%[4,5]	—	—	(0.07)%[4]
= Net annual fund operating expenses	2.40%	2.47%	1.94%	1.94%

Class C (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None[3]	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	1.00%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.72%	0.34%	0.41%
= Total annual fund operating expenses	3.92%	2.47%	1.94%	2.01%
– Fee waiver and/or expense reimbursement	(1.52)%[4,5]	—	—	(0.07)%[4]
= Net annual fund operating expenses	2.40%	2.47%	1.94%	1.94%

Class L (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	N/A	5.75%	5.75%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	N/A	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	N/A	None	None
Exchange Fee	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	1.00%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.50%	N/A	0.50%	0.50%
+ Other Expenses	1.92%	N/A	0.34%	0.41%
= Total annual fund operating expenses	3.42%	N/A	1.44%	1.51%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	N/A	—	(0.07)%[4]
= Net annual fund operating expenses	1.90%	N/A	1.44%	1.44%

Class M (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	N/A	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	N/A	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	N/A	None	None
Exchange Fee	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	1.00%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	N/A	1.00%	1.00%
+ Other Expenses	1.92%	N/A	0.34%	0.41%
= Total annual fund operating expenses	3.92%	N/A	1.94%	2.01%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	N/A	—	(0.07)%[4]
= Net annual fund operating expenses	2.40%	N/A	1.94%	1.94%

Class R

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	N/A	None	None
Redemption Fee	N/A	N/A	None	None
Exchange Fee	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	N/A	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	N/A	0.75%	0.75%
+ Other Expenses	N/A	N/A	0.34%	0.41%
= Total annual fund operating expenses	N/A	N/A	1.69%	1.76%
– Fee waiver and/or expense reimbursement	N/A	N/A	(0.25)%[8]	(0.32)%[4,8]
= Net annual fund operating expenses	N/A	N/A	1.44%	1.44%

Class X (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	None	N/A	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	N/A	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	N/A	None	None
Exchange Fee	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	1.00%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	N/A	1.00%	1.00%
+ Other Expenses	1.92%	N/A	0.34%	0.41%
= Total annual fund operating expenses	3.92%	N/A	1.94%	2.01%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	N/A	—	(0.07)%[4]
= Net annual fund operating expenses	2.40%	N/A	1.94%	1.94%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Maximum sales charge (load) on purchases (as % of offering price)	N/A	None	None	None
Maximum contingent deferred sales charge (load)	N/A	None	None	None
Redemption Fee	N/A	None	None	None
Exchange Fee	N/A	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP Tech Fund and Jennison Tech Fund Transactions
Management Fees	N/A	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	None	None	None
+ Other Expenses	N/A	0.72%	0.34%	0.41%
= Total annual fund operating expenses	N/A	1.47%	0.94%	1.01%
– Fee waiver and/or expense reimbursement	N/A	—	—	(0.07)%[4]
= Net annual fund operating expenses	N/A	1.47%	0.94%	0.94%

SP Tech Fund, SP OTC Fund and Jennison Tech Fund Reorganizations

Class A Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load)[9]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]	1.00%[2]
Redemption Fee	None[3]	None[3]	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	1.00%	0.85%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.30%	0.30%	0.30%	0.30%	0.30%
+ Other Expenses	1.92%	0.95%	0.72%	0.34%	0.43%
= Total annual fund operating expenses	3.22%	2.10%	1.77%	1.24%	1.33%
– Fee waiver and/or expense reimbursement	(1.57)%[4,5]	(0.60)%[4,5]	(0.05)%[5]	(0.05)%[5]	(0.13)%[4,5]
= Net annual fund operating expenses	1.65%	1.50%	1.72%	1.19%	1.20%

Class B (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	5.00%[6]	5.00%[6]	5.00%[6]	5.00%[6]	5.00%[6]
Redemption Fee	None[3]	None[3]	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	1.00%	0.85%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	0.72%	0.34%	0.43%
= Total annual fund operating expenses	3.92%	2.80%	2.47%	1.94%	2.03%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	—	(0.08)%[4]
= Net annual fund operating expenses	2.40%	2.25%	2.47%	1.94%	1.95%

Class C (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None	None	None
Maximum contingent deferred sales charge (load)[9]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Redemption Fee	None[3]	None[3]	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	1.00%	0.85%	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	0.72%	0.34%	0.43%
= Total annual fund operating expenses	3.92%	2.80%	2.47%	1.94%	2.03%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	—	—	(0.08)%[4]
= Net annual fund operating expenses	2.40%	2.25%	2.47%	1.94%	1.95%

Class L (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.75%	N/A	5.75%	5.75%
Maximum contingent deferred sales charge (load)[9]	None[2]	None[2]	N/A	None[2]	None[2]
Redemption Fee	None[3]	None[3]	N/A	None	None
Exchange Fee	None	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	1.00%	0.85%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	0.50%	0.50%	N/A	0.50%	0.50%
+ Other Expenses	1.92%	0.95%	N/A	0.34%	0.43%
= Total annual fund operating expenses	3.42%	2.30%	N/A	1.44%	1.53%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	N/A	—	(0.08)%[4]
= Net annual fund operating expenses	1.90%	1.75%	N/A	1.44%	1.45%

Class M (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	N/A	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	N/A	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None[3]	N/A	None	None
Exchange Fee	None	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	1.00%	0.85%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	N/A	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	N/A	0.34%	0.43%
= Total annual fund operating expenses	3.92%	2.80%	N/A	1.94%	2.03%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	N/A	—	(0.08)%[4]
= Net annual fund operating expenses	2.40%	2.25%	N/A	1.94%	1.95%

Class R

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transaction
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	N/A	None	None
Maximum contingent deferred sales charge (load)	N/A	N/A	N/A	None	None
Redemption Fee	N/A	N/A	N/A	None	None
Exchange Fee	N/A	N/A	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After SP OTC Fund and Jennison Tech Fund Transactions
Management Fees	N/A	N/A	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	N/A	N/A	0.75%	0.75%
+ Other Expenses	N/A	N/A	N/A	0.34%	0.43%
= Total annual fund operating expenses	N/A	N/A	N/A	1.69%	1.78%
– Fee waiver and/or expense reimbursement	N/A	N/A	N/A	(0.25)%[8]	(0.33)%[4,8]
= Net annual fund operating expenses	N/A	N/A	N/A	1.44%	1.45%

Class X (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)1

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	None	None	N/A	None	None
Maximum contingent deferred sales charge (load)[9]	6.00%[6]	6.00%[6]	N/A	6.00%[6]	6.00%[6]
Redemption Fee	None[3]	None[3]	N/A	None	None
Exchange Fee	None	None	N/A	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund[7]	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	1.00%	0.85%	N/A	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	1.00%	1.00%	N/A	1.00%	1.00%
+ Other Expenses	1.92%	0.95%	N/A	0.34%	0.43%
= Total annual fund operating expenses	3.92%	2.80%	N/A	1.94%	2.03%
– Fee waiver and/or expense reimbursement	(1.52)%[4]	(0.55)%[4]	N/A	—	(0.08)%[4]
= Net annual fund operating expenses	2.40%	2.25%	N/A	1.94%	1.95%

Class Z Shares (for the twelve months ended October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After Each Funds Transaction
Maximum sales charge (load) on purchases (as % of offering price)	N/A	N/A	None	None	None
Maximum contingent deferred sales charge (load)	N/A	N/A	None	None	None
Redemption Fee	N/A	N/A	None	None	None
Exchange Fee	N/A	N/A	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro Forma Jennison Emerging Growth Fund After the Funds Transaction
Management Fees	N/A	N/A	0.75%	0.60%	0.60%
+ Distribution and Service (12b-1) Fees	N/A	N/A	None	None	None
+ Other Expenses	N/A	N/A	0.72%	0.34%	0.43%
= Total annual fund operating expenses	N/A	N/A	1.47%	0.94%	1.03%
– Fee waiver and/or expense reimbursement	N/A	N/A	—	—	(0.08)%[4]
= Net annual fund operating expenses	N/A	N/A	1.47%	0.94%	0.95%

1  Your broker may charge you a separate or additional fee for purchases and sales of shares.

2  Investors who purchase $1 million or more of Class A shares or Class L shares, to the extent Class L is open to new purchases, and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a CDSC of 1% (the CDSC is waived for purchases by certain retirement or benefit plans affiliated with Prudential). During the past 12 months Class L shares were not available to new investors.

3  A $10 fee may be imposed for wire transfers of redemption proceeds.

4  ASISI has agreed to voluntarily reimburse and/or waive fees so that SP Tech and SP OTC Fund's operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses do not exceed 1.40% of SP Tech Fund's average daily net assets and 1.25% of the SP OTC Fund's average daily net assets. ASISI may terminate the above voluntary agreements at any time without notice to shareholders. Due to the reorganization, PI could benefit from the elimination of voluntary fee waivers currently being waived for SP Tech Fund and the SP OTC Fund since PI currently is not waiving or reimbursing any of its fees. However, PI or an affiliate is paying for the reorganization expenses. Additionally, PI has contractually agreed that for the twelve months after the completion of each reorganization, it will waive and/or reimburse up to 0.08% of the Jennison Emerging Growth Fund's fees so that the operating expenses of the Fund for the twelve months subsequent to the completion of each reorganization, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.95% of the Fund's average daily net assets.

5  The Funds' and Jennison U.S. Emerging Growth Fund's Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to 0.25 of 1% of the average daily net assets of the Class A shares through March 31, 2007 for Jennison Tech Fund and February 28, 2007 for SP Tech Fund SP OTC Fund and Jennison Emerging Growth Fund.

6  The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. The CDSC for Class M shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eighth year after purchase. Class M shares convert to Class A shares approximately 8 years after purchase. The CDSC for Class X shares decreases by 1% annually to 2% in the fifth and sixth years after purchase, 1% in the seventh year and 0% in the eight year after purchase. The CDSC for New Class X shares decreases by 1% annually to 4% in the third and fourth years, 3% in the fifth year, 2% in the sixth and seventh years, 1% in the eighth year and 0% in the ninth year after purchase. Class X shares and New Class X shares convert to Class A shares approximately 8 years and 10 years, respectively, after purchase. No CDSC is charged after these periods.

7  The Class L, M and X shares of Jennison Emerging Growth Fund were not offered as of October 31, 2005 and the operating expenses are estimated based on expenses of the Jennison Emerging Growth Fund and the distribution fee applicable to such share class.

8  The Jennison Emerging Growth Fund Distributor has contractually agreed to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of the Class R shares to March 31, 2007.

9  The CDSC for Class A, B, C shares of Jennison Emerging Growth Fund and Jennison Tech Fund is calculated as a percentage of the lower of the original purchase price or sale proceeds. The CDSC for the Class L, M, X and New Class X shares of Jennison Emerging Growth Fund, SP Tech Fund, SP OTC Fund, and the Class A, B and C shares of SP Tech Fund and SP OTC Fund is calculated as a percentage of the original purchase price.

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund before the reorganization with the cost of investing in the Jennison Emerging Growth Fund after consummation of one or more of the Plans. They assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except for any contractual and service (12b-1) fee waivers and overall expense limitations that may be in effect. Class L, M and X shares of Jennison Emerging Growth Fund were not offered during the last fiscal year. The expenses below of the Class L, M and X shares of Jennison Emerging Growth Fund are based on estimated expenses of the Fund during the current fiscal year. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase of Class X shares (and eight years of such shares issued prior to August 17, 1998) will automatically convert to Class A shares. The information in the ten years column reflects such conversions.

Full Redemption – Although your actual costs may be higher or lower, based on the above assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$709	$1,349	$2,012	$3,776
SP OTC Fund	694	1,117	1,565	2,803
Jennison Tech Fund	715	1,072	1,452	2,515
Jennison Emerging Growth Fund	665	917	1,189	1,963
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	665	923	1,201	1,993
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	665	921	1,197	1,983
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	665	927	1,210	2,013
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	665	925	1,205	2,003
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	665	931	1,218	2,032
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	665	925	1,205	2,003
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	666	936	1,227	2,053

Class B Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$743	$1,356	$1,987	$3,821
SP OTC Fund	728	1,116	1,531	2,842
Jennison Tech Fund	750	1,070	1,416	2,553
Jennison Emerging Growth Fund	697	909	1,147	1,998
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	697	915	1,160	2,028
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	697	913	1,155	2,018
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	697	920	1,168	2,047
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	697	918	1,164	2,038
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	697	924	1,176	2,067
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	697	918	1,164	2,038
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	698	929	1,186	2,088

Class C Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$343	$1,056	$1,887	$4,044
SP OTC Fund	328	816	1,431	3,088
Jennison Tech Fund	350	770	1,316	2,806
Jennison Emerging Growth Fund	297	609	1,047	2,264
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	297	615	1,060	2,293
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	297	613	1,055	2,284
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	297	620	1,068	2,313
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	297	618	1,064	2,303
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	297	624	1,076	2,332
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	297	618	1,064	2,303
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	298	629	1,086	2,352

Class L Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$757	$1,432	$2,129	$3,969
SP OTC Fund	743	1,202	1,687	3,019
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	713	1,004	1,317	2,200
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	713	1,010	1,329	2,229
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	713	1,008	1,325	2,219
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	713	1,012	1,333	2,239
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	713	1,018	1,345	2,267
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	713	1,012	1,333	2,239
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	714	1,023	1,354	2,287

Class M Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$843	$1,456	$2,087	$3,892
SP OTC Fund	828	1,216	1,631	2,921
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	797	1,009	1,247	2,083
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	797	1,015	1,260	2,112
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	797	1,013	1,255	2,103
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	797	1,018	1,264	2,122
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	797	1,024	1,276	2,152
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	797	1,018	1,264	2,122
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	798	1,029	1,286	2,172

Class R Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	N/A	N/A	N/A	N/A
SP OTC Fund	N/A	N/A	N/A	N/A
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	$147	$508	$894	$1,977
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	147	515	907	2,007
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	147	512	903	1,997
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	147	519	916	2,027
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	147	517	911	2,017
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	147	523	924	2,047
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	147	517	911	2,017
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	148	528	934	2,067

Class X Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$843	$1,456	$2,087	$3,892
SP OTC Fund	828	1,216	1,631	2,921
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	797	1,009	1,347	2,264
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	797	1,015	1,360	2,293
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	797	1,013	1,355	2,284
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	797	1,018	1,364	2,303
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	797	1,024	1,376	2,332
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	797	1,018	1,364	2,303
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	798	1,029	1,386	2,352

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	N/A	N/A	N/A	N/A
SP OTC Fund	N/A	N/A	N/A	N/A
Jennison Tech Fund	$150	$465	$803	$1,757
Jennison Emerging Growth Fund	96	300	520	1,155
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	96	306	533	1,187
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	96	304	529	1,176
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	96	310	542	1,208
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	96	308	538	1,198
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	96	315	551	1,230
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	96	308	538	1,198
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	97	320	561	1,252

No Redemption – Although your actual costs may be higher or lower, you would pay the following expenses on the same investment if you did not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$709	$1,349	$2,012	$3,776
SP OTC Fund	694	1,117	1,565	2,803
Jennison Tech Fund	715	1,072	1,452	2,515
Jennison Emerging Growth Fund	665	917	1,189	1,963
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	665	923	1,201	1,993
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	665	921	1,197	1,983
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	665	927	1,210	2,013
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	665	925	1,205	2,003
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	665	931	1,218	2,032
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	665	925	1,205	2,003
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	666	936	1,227	2,053

Class B Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$243	$1,056	$1,887	$3,821
SP OTC Fund	228	816	1,431	2,842
Jennison Tech Fund	250	770	1,316	2,553
Jennison Emerging Growth Fund	197	609	1,047	1,998
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	197	615	1,060	2,028
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	197	613	1,055	2,018
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	197	620	1,068	2,047
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	197	618	1,064	2,038
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	197	624	1,076	2,067
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	197	618	1,064	2,038
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	198	629	1,086	2,088

Class C Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$243	$1,056	$1,887	$4,044
SP OTC Fund	228	816	1,431	3,088
Jennison Tech Fund	250	770	1,316	2,806
Jennison Emerging Growth Fund	197	609	1,047	2,264
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	197	615	1,060	2,293
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	197	613	1,055	2,284
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	197	620	1,068	2,313
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	197	618	1,064	2,303
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	197	624	1,076	2,332
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	197	618	1,064	2,303
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	198	629	1,086	2,352

Class L Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$757	$1,432	$2,129	$3,969
SP OTC Fund	743	1,202	1,687	3,019
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	713	1,004	1,317	2,200
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	713	1,010	1,329	2,229
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	713	1,008	1,325	2,219
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	713	1,012	1,333	2,239
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	713	1,018	1,345	2,267
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	713	1,012	1,333	2,239
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	714	1,023	1,354	2,287

Class M Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$243	$1,056	$1,887	$3,892
SP OTC Fund	228	816	1,431	2,921
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	197	609	1,047	2,083
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	197	615	1,060	2,112
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	197	613	1,055	2,103
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	197	618	1,064	2,122
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	197	624	1,076	2,152
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	197	618	1,064	2,122
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	198	629	1,086	2,172

Class R Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	N/A	N/A	N/A	N/A
SP OTC Fund	N/A	N/A	N/A	N/A
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	$147	$508	$894	$1,977
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	147	515	907	2,007
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	147	512	903	1,997
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	147	519	916	2,027
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	147	517	911	2,017
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	147	523	924	2,047
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	147	517	911	2,017
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	148	528	934	2,067

Class X Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	$243	$1,056	$1,887	$3,892
SP OTC Fund	228	816	1,431	2,921
Jennison Tech Fund	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund	197	609	1,047	2,264
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	197	615	1,060	2,293
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	197	613	1,055	2,284
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	N/A	N/A	N/A	N/A
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	197	618	1,064	2,303
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	197	624	1,076	2,332
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	197	618	1,064	2,303
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	198	629	1,086	2,352

Class Z Shares

	One Year	Three Years	Five Years	Ten Years
SP Tech Fund	N/A	N/A	N/A	N/A
SP OTC Fund	N/A	N/A	N/A	N/A
Jennison Tech Fund	$150	$465	$803	$1,757
Jennison Emerging Growth Fund	96	300	520	1,155
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund reorganization)	96	306	533	1,187
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund reorganization)	96	304	529	1,176
Jennison Emerging Growth Fund (Pro forma projected after the Jennison Tech Fund reorganization)	96	310	542	1,208
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the SP OTC Fund reorganizations)	96	308	538	1,198
Jennison Emerging Growth Fund (Pro forma projected after the SP Tech Fund and the Jennison Tech Fund reorganizations)	96	315	551	1,230
Jennison Emerging Growth Fund (Pro forma projected after the SP OTC Fund and the Jennison Tech Fund reorganizations)	96	308	538	1,198
Jennison Emerging Growth Fund (Pro forma projected after the Funds reorganizations)	97	320	561	1,252

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual fund operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Performance of the Funds

A number of factors – including risk – can affect how each Fund and the Jennison Emerging Growth Fund performs. The following bar charts show the performance of the Class L shares of SP Tech Fund and SP OTC Fund and Class A shares of the Jennison Tech Fund and the Jennison Emerging Growth Fund for each full calendar year of the respective Fund's operation. The first table below each bar chart shows each Fund's best and worst performance during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each class of each Fund, as well as the average annual total returns after taxes on distributions and redemptions for Class L shares of SP Tech Fund and SP OTC Fund and Class B shares of Jennison Tech Fund and the Jennison Emerging Growth Fund.

This information may help provide an indication of each Fund's and Jennison Emerging Growth Fund's risks by showing changes in performance from year to year and by comparing each Fund's and Jennison Emerging Growth Fund's performance with that of a broad-based securities index. The average annual figures reflect sales charges, the other figures do not, and would be lower if they did. Past performance, before and after taxes, does not mean that a fund will achieve similar results in the future.

Strategic Partners Technology Fund

Annual Total Returns* (Class L Shares)

*  These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown.

BEST QUARTER: 36.90% (4th quarter of 2001) WORST QUARTER: (40.83)% (3rd quarter of 2001)

Average Annual Total Returns (as of 12/31/05)

	ONE YEAR	FIVE YEARS	SINCE INCEPTION(1)
Return Before Taxes[1]
Class A	(2.32)%	N/A	(2.66)%
Class B	(2.09)%	N/A	(2.54)
Class C	1.89%	(15.69)%	(21.07)
Class M	(3.10)%	(16.06)%	(21.43)%
Class X	(2.75)%	(16.12)%	(21.32)%
Class L
Return Before Taxes	(2.33)%	(16.19)%	(21.47)%
Return After Taxes on Distributions[2]	(2.33)%	(16.19)%	(21.48)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(1.51)%	(12.89)%	(16.44)%
Index (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	4.91%	.54%	(2.01)%
Lipper Science and Technology Funds Average	5.11%	(8.81)%	(17.23)%

1  Inception for Class L, M, and X shares is September 11, 2000 and Class A and B shares is April 12, 2004.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class L shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

Strategic Partners Managed OTC Fund

Annual Total Returns* (Class L Shares)

*  These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown.

BEST QUARTER: 44.02% (4th quarter of 2001) WORST QUARTER: (40.83)% (3rd quarter of 2001)

Average Annual Total Returns for the period ended 12/31/05

	ONE YEAR	FIVE YEARS	SINCE INCEPTION(1)
Return Before Taxes[1]
Class A	(5.98)%	(12.79)%	1.68%
Class B	(6.03)%	(12.47)%	1.74%
Class C	(2.07)%	(12.26)%	(21.60)%
Class M	(7.01)%	(12.59)%	(21.85)%
Class X	(7.35)%	(12.80)%	(21.90)%
Class L
Return Before Taxes	(6.33)%	(12.94)%	(22.16)%
Return After Taxes on Distributions[2]	(6.33)%	(12.94)%	(22.16)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(4.12)%	(10.48)%	(16.88)%
Index (reflects no deduction for fees, expenses or taxes)
NASDAQ-100 Index	1.49%	(6.82)%	(15.65)%
Lipper Multi-Cap Growth Funds Average	8.80%	(2.72)%	(7.74)%

1  Inception for Class L, M, and X shares is September 11, 2000 and Class A and B shares is April 12, 2004.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class L shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

Jennison Technology Fund

Annual Total Returns* (Class A Shares)

*  These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the annual returns for Class A shares would have been lower.

BEST QUARTER: 25.04% (4th quarter of 2001) WORST QUARTER: (33.21%) (3rd quarter of 2001)

Average Annual Total Returns1 (as of 12/31/05)

	ONE YEAR	FIVE YEARS	SINCE INCEPTION (June 30, 1999)
Return Before Taxes
Class A shares	4.88%	(5.63)%	(2.16)%
Class C shares	9.17%	(5.26)%	(2.03)%
Class Z shares	11.38%	(4.31)%	(1.05)%
Class B Shares
Return Before Taxes	5.17%	(5.45)%	(2.03)%
Return After Taxes on Distributions[2]	5.17%	(5.45)%	(2.70)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.36%	(4.55)%	(1.99)%
Index (reflects no deduction for fees, expenses or taxes)
S&P SC 1500 Index[2]	5.66%	1.48%	1.16%
S&P SC Information Technology Index	1.59%	(5.76)%	(6.39)%
Lipper Science & Technology Funds Average	5.11%	(8.81)%	(4.11)%

1  Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers were in effect. Without such management fee waivers, the returns for the classes would have been lower, as indicated in parenthesis. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

Jennison Emerging Growth

Annual Total Returns * (Class A shares)

*  These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Without a distribution and service (12b-1) fee waiver of 0.05%, the annual returns would have been lower, too.

BEST QUARTER: 55.68% (4th quarter of 1999) WORST QUARTER: (29.56%) (3rd quarter of 2001)

Average Annual Total Returns3 (as of 12/31/05)

	ONE YEAR	FIVE YEARS	SINCE INCEPTION (12-31-96)
Return Before Taxes
Class A shares	10.79%	0.05%	10.70%
Class C shares	15.42%	0.44%	10.55%
Class Z shares	17.51%	1.44%	11.66%
Class R shares	N/A	N/A	N/A
Class B Shares
Return Before Taxes	11.42%	0.24%	10.55%
Return After Taxes on Distributions[2]	11.42%	0.24%	9.60%
Return After Taxes on Distributions and Sale of Fund Shares[2,6]	7.42%	0.20%	8.88%
Index (reflects no deduction for fees, expenses or taxes)
Russell Midcap Growth Index[4]	12.10%	1.38%	8.39%
S&P Mid-Cap 400 Index[5]	12.56%	8.60%	13.83%
Lipper Midcap Growth Funds Average[6]	9.79%	(0.48)%	7.29%

1  The Fund's returns are after deduction of sales charges and expenses. Without a distribution and service (12b-1) fee waiver for Class A shares of 0.05%, the returns for Class A shares would have been lower. Class R shares are new and therefore no performance information is available for this share class. Since inception returns reflect the average annual total returns from the closest month-end date to the inception date of the Fund's Class A, B, C and Z shares.

2  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class B shares. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

3  No information is presented with respect to Class L, M or X shares of the Jennison Emerging Growth Fund, since these share classes are new, and therefore, no performance information is available.

4  The Standard & Poor's Mid-Cap 400 Stock Index (S&P Mid-Cap 400 Index) — an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation — gives a broad look at how mid-cap stock prices have performed. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes. The securities in the S&P Mid-Cap 400 Index may be very different from those in the Fund. Source: Lipper Inc.

5  The Lipper Midcap Growth Funds Average is based on the average return of all mutual funds in the Lipper Midcap Growth Funds category. It reflects deductions for mutual fund operating expenses, but does not include the effect of any sales charges or taxes. Again, these returns would be lower if they included the effects of sales charges and taxes. Source: Lipper Inc.

6  "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares are subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Investors cannot invest directly in an index. The returns for the indexes referenced in the above tables would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper averages referenced in the above tables reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

REASONS FOR THE REORGANIZATIONS

The directors of the Companies, including all of the directors who are not "interested persons" of the Companies (the "Independent Directors"), have unanimously determined that the applicable reorganization would be in the best interests of the shareholders of each Fund, as applicable, and that the interests of the shareholders of each Fund would not be diluted as a result of consummation of one or more Plans.

At a meeting held on November 29, 2005, the Investment Managers advised the directors that, as of September 30, 2005, the SP Tech Fund had net assets of approximately $15.2 million, the SP OTC Fund has net assets of approximately $27.2 million and the Jennison Tech Fund had net assets of approximately $136.2 million, while the Jennison Emerging Growth Fund had assets of approximately $572 million at that date. Accordingly, by merging the Funds with the Jennison Emerging Growth Fund shareholders would enjoy a greater asset base over which fund expenses may be spread.

In addition, the Investment Managers advised the directors that the SP Tech Fund, SP OTC Fund and Jennison Tech Fund had higher total cost structures and higher gross and net expense ratios, than the Jennison Emerging Growth Fund. The directors considered the Investment Managers' advice that if one or more Plans are approved, shareholders of the SP Tech Fund, SP OTC Fund and Jennison Tech Fund, as applicable, regardless of the class of shares they own, should realize an immediate reduction in both the net annual operating expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized. The Investment Manager also explained that shareholders of the Jennison Emerging Growth Fund may experience slightly higher gross and net expenses as a result one or more of the reorganizations. In such cases, the Investment Manager has contractually agreed to waive up to .08% of its fees for a twelve month period beginning from the completion of the applicable reorganization so that the Fund's operating expenses for the 12 months subsequent to the completion of the reorganization, exclusive of taxes, interest, brokerage, distribution fees and extraordinary expenses, do not exceed 0.95% of the Fund's average daily net assets. The directors also noted that PI or an affiliate is paying the costs of the transactions.

In recommending approval of the Plans, the Investment Managers advised the directors that the Funds have investment objectives, policies and investment portfolios similar to the Jennison Emerging Growth Fund. Moreover, the Investment Managers reported that the Funds and the Jennison Emerging Growth Fund have similar investment styles and that shareholders of the SP Tech Fund, SP OTC Fund and Jennison Tech Fund would benefit because the management fee paid by shareholders of Jennison Emerging Growth Fund is significantly lower than the management fee paid by shareholders of the SP Tech Fund, SP OTC Fund and Jennison Tech Fund. The directors were also advised that Jennison Emerging Growth Fund had better investment performance than the SP Tech Fund, SP OTC Fund and Jennison Tech Fund.

The directors, including a majority of Independent Directors, after considering the matter, unanimously concluded that no dilution of value would result to the shareholders of any of SP Tech Fund, SP OTC Fund, Jennison Tech Fund, or the Jennison Emerging Growth Fund from consummation of one or more of the Plans and that, for the following reasons, consummation of the Plans is in the best interests of the shareholders of the Funds:

•  The SP Tech Fund and the SP OTC Fund have similar investment objectives to the Jennison Emerging Growth Fund and the Jennison Tech Fund has an identical investment objective to the Jennison Emerging Growth Fund;

•  The Funds and the Jennison Emerging Growth Fund have similar investment policies and restrictions;

•  Shareholders of the Funds would realize a reduction in net and gross operating expenses as result of the consummation of one or more of the Plans;

•  Each Fund is significantly smaller than the Jennison Emerging Growth Fund;

•  The Funds have not in the past and are not expected in the future to achieve satisfactory asset growth, whereas Jennison Emerging Growth Fund has been achieving satisfactory asset growth; and

•  Shareholders of each Fund and the Jennison Emerging Growth Fund could benefit from long-term economies of scale that may result from consummation of one or more of the Plans.

The directors also considered that, in the opinion of counsel, the exchange of shares pursuant to each Plan would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders of the Funds. The directors were advised that the expense associated with the proxies would be borne by PI or an affiliate.

Consequently, the directors of SP Tech Fund, SP OTC Fund and Jennison Tech Fund approved the Plans and recommended that shareholders of the SP Tech Fund, SP OTC Fund and Jennison Tech Fund vote to approve the Plans.

For the reasons discussed above, the Boards of Directors of SP Mutual Funds and Sector Funds unanimously recommend that you vote FOR the Plans.

If shareholders of one or more of the Funds do not approve a Plan, the Board will consider other possible courses of action for such Fund, including, among others, consolidation of the Fund with one or more affiliated or unaffiliated funds other than the Jennison Emerging Growth Fund, adding one or more new subadvisers or replacing the current subadviser with one or more subadvisers. In the event that the shareholders of a Fund do not approve a Plan, the Investment Managers of that Fund may consider recommending to the Board and shareholders the liquidation of that Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability. A liquidation of a Fund would result in taxable gains or losses for most shareholders of that Fund.

INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the Plans. You should read the actual Plans attached as Exhibit A, B and C.

Closing

If the Funds' shareholders approve the Plans, the reorganization will take place after various conditions are satisfied by SP Mutual Funds, on behalf of the SP Tech Fund and SP OTC Fund, and Jennison Sector Funds, on behalf of the Jennison Tech Fund, and Jennison Emerging Growth Fund, as applicable, including the preparation of certain documents. The Companies will mutually determine a specific date for the actual reorganizations to take place. This is called the "closing date." If shareholders of a Fund do not approve the Plan applicable to a Fund, the reorganization will not take place and the Board of such Fund will consider alternative courses of actions, as described above. Consummation of each Fund's Plan is not contingent on approval by the stockholders of the other Funds' Plans.

If the Funds' shareholders approve the Plans, SP Mutual Funds, on behalf of the SP Tech Fund and SP OTC Fund, and Sector Funds, on behalf of Jennison Tech Fund, will deliver to the Jennison Emerging Growth Fund all of such Funds' assets and Jennison Emerging Growth will assume all of the liabilities of each Fund on the closing date. Jennison Emerging Growth Fund will issue to such Funds shares of Jennison Emerging Growth Fund of a value equal to the dollar value of the net assets delivered to the Jennison Emerging Growth Fund. The Funds will then distribute to their shareholders of record as of the close of business on the closing date, the Jennison Emerging Growth Fund shares in equivalent value and of equivalent class as such shareholder holds in the Fund. The applicable Funds will subsequently terminate and dissolve and Jennison Emerging Growth Fund will be the surviving fund. The stock transfer books of the applicable Funds will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the applicable Funds may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing date.

To the extent permitted by law, the Companies may amend the Plan without shareholder approval. The Companies may also agree to terminate and abandon one or more of the Plans at any time before or, to the extent permitted by law, after the approval by shareholders of one or more of the Funds.

Expenses Resulting from the Reorganization

The expenses resulting from the reorganization, including proxy solicitation costs, will be paid by PI or an affiliate. The portfolio securities of the Funds will be transferred in-kind to the Jennison Emerging Growth Fund. Accordingly, consummation of the Plan will entail little or no expenses in connection with portfolio restructuring. The estimated solicitation costs associated with each reorganization is approximately $40,000 (for SP Tech Fund), $40,000 (for SP OTC Fund) and $80,000 (for Jennison Tech Fund).

Tax Consequences of the Reorganization

The consummation of each Plan is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. It is a condition to each Fund's obligation to complete the Plan of that Fund that such Fund will have received an opinion from Shearman & Sterling LLP, based upon representations made by such Fund, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Jennison Emerging Growth Fund of the assets of such Fund in exchange solely for voting shares of the Jennison Emerging Growth Fund and the assumption by the Jennison Emerging Growth Fund of the liabilities, if any, of such Fund, followed by the distribution of the Jennison Emerging Growth Fund shares received by such Fund pro rata to its shareholders, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Jennison Emerging Growth Fund and such Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

2.  The shareholders of such Fund will not recognize a gain or loss upon the exchange of all of their shares of that Fund solely for shares of the Jennison Emerging Growth Fund, as described in this Prospectus/Proxy Statement and each corresponding Plan;

3.  No gain or loss will be recognized by such Fund upon the transfer of its assets to the Jennison Emerging Growth Fund in exchange solely for voting shares of the Jennison Emerging Growth Fund and the assumption by the Jennison Emerging Growth Fund of the liabilities, if any, of that Fund. In addition, no gain or loss will be recognized by such Fund on the distribution of such shares to the shareholders of that Fund (in liquidation of that Fund);

4.  No gain or loss will be recognized by the Jennison Emerging Growth Fund upon the acquisition of the assets of such Fund in exchange solely for voting shares of the Jennison Emerging Growth Fund and the assumption of the liabilities, if any, of such Fund;

5.  The Jennison Emerging Growth Fund's tax basis for the assets acquired from such Fund will be the same as the tax basis of these assets when held by that Fund immediately before the transfer, and the holding period of such assets acquired by the Jennison Emerging Growth Fund will include the holding period of such assets when held by that Fund;

6.  Such Fund's shareholders' tax basis for the shares of the Jennison Emerging Growth Fund received by them pursuant to the reorganization will be the same as their tax basis in such Fund shares exchanged therefor; and

7.  The holding period of the Jennison Emerging Growth Fund shares received by the shareholders of such Fund will include the holding period of their Fund shares exchanged therefor, provided such Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the Internal Revenue Service, or the courts. If one or more of the Plans are consummated but fail to qualify as a "reorganization" within the meaning of Section 368(a) of the Code, each such transaction would be treated as a taxable sale of assets by the Fund to the Jennison Emerging Growth Fund followed by a taxable liquidation of the Fund, and the shareholders of the Fund would recognize taxable gains or losses equal to the difference between their adjusted tax basis in the shares of the Fund and the fair market value of the shares of the Jennison Emerging Growth Fund received in exchange therefor. The SP Tech Fund, SP OTC Fund and Jennison Emerging Growth Fund have capital loss carryforwards as of October 31, 2005 of $40,844,138,

$35,558,033, and $198,229,419, respectively. The Jennison Tech Fund has capital loss carryforwards as of November 30, 2005 of $286,218,139. In a tax-free reorganization, the acquiring fund generally succeeds to capital loss carryforwards of the target fund on the transfer date pursuant to Section 381 of the Code. There are several rules that may limit the ability of the acquiring fund to utilize the capital loss carryforwards of the target fund after the transfer date. Section 381 limits the amount of gain of the acquiring fund that can be offset by the capital loss carryforwards of the target fund in the first taxable year ending after the reorganization. A second rule (pursuant to Sections 382 and 383 of the Code) limits the amount of capital gain of the acquiring fund that may be offset annually by the capital loss carryforwards of the target fund (where, as in these reorganizations, the acquiring fund has greater equity value than the target funds), in general, to the value of the equity of the target funds immediately before the reorganization multiplied by the applicable long-term tax-exempt bond rate (as published by the IRS). Additional rules may apply, further limiting the utilization of the capital loss. Shareholders of a Fund should consult their tax advisers regarding the tax consequences to them of a Plan in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of a Plan, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of a Plan.

Characteristics of Jennison Emerging Growth Fund Shares

Jennison Emerging Growth Fund was formed in Maryland on August 23, 1996. It is registered with the SEC as an open-end management investment company. Jennison Emerging Growth Fund is authorized to issue 2 billion shares of common stock, par value $0.001 per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z shares. If the SP Tech or SP OTC Fund Plan is approved, Jennison Emerging Growth Fund will be divided into up to nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X, New Class X and Class Z. The Class L, Class M, Class X and New Class X share classes of the Jennison Emerging Growth Fund would be issued in order to accommodate shareholders of Class L, Class M, Class X and New Class X, respectively, of the SP Tech Fund and SP OTC Fund who will become shareholders of Jennison Emerging Growth Fund pursuant to the Plan. The proposed Class L, M, X and New Class X shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex. These share classes will be closed to new or subsequent purchases, except for purchases through reinvestment of any dividends and distributions.

Each class of shares represents an interest in the same assets of Jennison Emerging Growth Fund and is identical in all respects except that:

•  each class is subject to different sales charges and distribution or service fees (12b-1 fees) (except for Class Z shares, which are not subject to any sales charges and distribution or service fees), which may affect net asset value, dividends and liquidation rights;

•  each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of that class differ from the interests of any other class;

•  each class has a different exchange privilege;

•  Class Z shares are only available to a limited class of shareholders; and

•  Class B, Class M, Class X and New Class X shares will have a conversion feature whereby Class B, Class M, Class X and New Class X shares will automatically convert to Class A shares as follows: at the end of seven years (Class B shares), eight years (Class M shares and Class X shares) and ten years (New Class X shares), respectively, after the original purchase of shares.

Shares of Jennison Emerging Growth Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Except for the conversion feature described above, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Jennison Emerging Growth Fund is entitled to its portion of all of that Fund's assets after all debt and expenses of the Fund have been paid. Since Class B, Class C, Class M and Class X shares generally bear higher distribution expenses than Class A, Class L and Class R shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A and

Class L shareholders, whose distribution expenses are lower and to Class Z shareholders, whose shares are not subject to any distribution or service fees. The voting and dividend rights, the right of redemption and the privilege of exchange are described in Jennison Emerging Growth Fund's prospectus.

Jennison Emerging Growth Fund does not intend to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless less than a majority of the directors holding office have been elected by shareholders, and the 1940 Act requires a meeting of shareholders, at which time the directors then in office will call a shareholder meeting for the election of directors. Shareholders of record of two-thirds of the outstanding shares of Jennison Emerging Growth Fund may remove a director, with or without cause, by votes cast in person or by proxy at a meeting called for that purpose. The directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director, or to transact any other business, when requested in writing to do so by the shareholders of record holding at least a majority of Jennison Emerging Growth Fund's outstanding shares.

Shares of the Jennison Emerging Growth Fund that will be distributed to shareholders of one or more of the Funds and will have the same legal characteristics as the shares of the Funds with respect to such matters as assessibility, conversion rights, and transferability.

Capitalization

The following table sets forth, as of October 31, 2005, the capitalization of shares of the Funds and the Jennison Emerging Growth Fund. The table also shows the unaudited pro forma projected capitalization of the Jennison Emerging Growth Fund shares as adjusted to give effect to the proposed reorganizations. The capitalization of the Jennison Emerging Growth Fund is likely to be different when one or more of the Plans are consummated.

SP Tech Fund Reorganization

Class A

	SP Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$2,319,549	$288,884,870	N/A	$291,204,419
Total shares outstanding	837,448	15,601,756	(712,177)	15,727,027
Net asset value per share	$2.77	$18.52	N/A	$18.52

Class B

	SP Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$311,314	$103,285,158	N/A	$103,596,472
Total shares outstanding	116,990	6,015,686	(98,858)	6,033,818
Net asset value per share	$2.66	$17.17	N/A	$17.17

Class C

	SP Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$3,226,616	$31,114,162	N/A	$34,340,778
Total shares outstanding	1,205,170	1,812,221	(1,017,238)	2,000,153
Net asset value per share	$2.68	$17.17	N/A	$17.17

Class L

	SP Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$2,288,111	$—	N/A	$2,288,111
Total shares outstanding	830,076	—	(706,502)	123,574
Net asset value per share	$2.76	$—	N/A	$18.52

Class M

	SP Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$5,568,571	$—	N/A	$5,568,571
Total shares outstanding	2,088,472	—	(1,764,135)	324,337
Net asset value per share	$2.67	$—	N/A	$17.17

Class X

	SP Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$1,005,163	$—	N/A	$1,005,163
Total shares outstanding	374,571	—	(316,026)	58,545
Net asset value per share	$2.68	$—	N/A	$17.17

Class Z

	SP Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$—	$133,674,581	N/A	$133,674,581
Total shares outstanding	—	7,053,293	—	7,053,293
Net asset value per share	$—	$18.95	N/A	$18.95

Class R

	SP Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$—	$2,718	N/A	$2,718
Total shares outstanding	—	147	—	147
Net asset value per share	$—	$18.49	N/A	$18.49

SP OTC Fund

Class A

	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$1,857,089	$288,884,870	N/A	$290,741,959
Total shares outstanding	687,358	15,601,756	(587,063)	15,702,051
Net asset value per share	$2.70	$18.52	N/A	$18.52

Class B

	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$539,426	$103,285,158	N/A	$103,824,584
Total shares outstanding	205,588	6,015,686	(174,170)	6,047,104
Net asset value per share	$2.62	$17.17	N/A	$17.17

Class C

	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$7,634,188	$31,114,162	N/A	$38,748,350
Total shares outstanding	2,908,375	1,812,221	(2,463,727)	2,256,869
Net asset value per share	$2.62	$17.17	N/A	$17.17

Class L

	SP OTC Fund	Jennison Emerging Growth Fund**	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$5,014,460	$—	N/A	$5,014,460
Total shares outstanding	1,870,073	—	(1,599,258)	270,815
Net asset value per share	$2.68	$—	N/A	$18.52

Class M

	SP OTC Fund	Jennison Emerging Growth Fund**	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$9,885,709	$—	N/A	$9,885,709
Total shares outstanding	3,754,875	—	(3,179,089)	575,786
Net asset value per share	$2.63	$—	N/A	$17.17

Class X

	SP OTC Fund	Jennison Emerging Growth Fund**	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$956,690	$—	N/A	$956,690
Total shares outstanding	363,411	—	(307,689)	55,722
Net asset value per share	$2.63	$—	N/A	$17.17

Class Z

	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$—	$133,674,581	N/A	$133,674,581
Total shares outstanding	—	7,053,293	—	7,053,293
Net asset value per share	$—	$18.95	N/A	$18.95

Class R

	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$—	$2,718	N/A	$2,718
Total shares outstanding	—	147	—	147
Net asset value per share	$—	$18.49	N/A	$18.49

Jennison Tech Fund Reorganization

Class A

	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$44,422,330	$288,884,870	N/A	$333,307,200
Total shares outstanding	6,032,571	15,601,756	(3,633,462)	18,000,865
Net asset value per share	$7.36	$18.52	N/A	$18.52

Class B

	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$62,442,257	$103,285,158	N/A	$165,727,415
Total shares outstanding	8,899,576	6,015,686	(5,262,722)	9,652,540
Net asset value per share	$7.02	$17.17	N/A	$17.17

Class C

	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$20,931,285	$31,114,162	N/A	$52,045,447
Total shares outstanding	2,982,820	1,812,221	(1,763,693)	3,031,348
Net asset value per share	$7.02	$17.17	N/A	$17.17

Class Z

	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$3,823,606	$133,674,581	N/A	$137,498,187
Total shares outstanding	511,068	7,053,293	(309,317)	7,255,044
Net asset value per share	$7.48	$18.95	N/A	$18.95

Class R

	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Jennison Emerging Growth Fund Pro Forma Projected after Reorganization (unaudited)
Net assets	$—	$2,718	N/A	$2,718
Total shares outstanding	—	147	—	147
Net asset value per share	$—	$18.49	N/A	$18.49

SP Tech Fund and SP OTC Fund Reorganizations

Class A

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$2,319,549	$1,857,089	$288,884,870	N/A	$293,061,508
Total shares outstanding	837,448	687,358	15,601,756	(1,299,239)	15,827,323
Net asset value per share	$2.77	$2.70	$18.52	N/A	$18.52

Class B

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$311,314	$539,426	$103,285,158	N/A	$104,135,898
Total shares outstanding	116,990	205,588	6,015,686	(273,028)	6,065,236
Net asset value per share	$2.66	$2.62	$17.17	N/A	$17.17

Class C

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$3,226,616	$7,634,188	$31,114,162	N/A	$41,974,966
Total shares outstanding	1,205,170	2,908,375	1,812,221	(3,480,966)	2,444,800
Net asset value per share	$2.68	$2.62	$17.17	N/A	$17.17

Class L

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$2,288,111	$5,014,460	$—	N/A	$7,302,571
Total shares outstanding	830,076	1,870,073	—	(2,305,760)	394,389
Net asset value per share	$2.76	$2.68	$—	N/A	$18.52

Class M

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$5,568,571	$9,885,709	$—	N/A	$15,454,280
Total shares outstanding	2,088,472	3,754,875	—	(4,943,224)	900,123
Net asset value per share	$2.67	$2.63	$—	N/A	$17.17

Class X

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$1,005,163	$956,690	$—	N/A	$1,961,853
Total shares outstanding	374,571	363,411	—	(623,715)	114,267
Net asset value per share	$2.68	$2.63	$—	N/A	$17.17

Class Z

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$—	$133,674,581	N/A	$133,674,581
Total shares outstanding	—	—	7,053,293	—	7,053,293
Net asset value per share	$—	$—	$18.95	N/A	$18.95

Class R

	SP Tech Fund	SP OTC Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$—	$2,718	N/A	$2,718
Total shares outstanding	—	—	147	—	147
Net asset value per share	$—	$—	$18.49	N/A	$18.49

SP Tech Fund and Jennison Tech Fund Reorganizations

Class A

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$2,319,549	$44,422,330	$288,884,870	N/A	$335,626,749
Total shares outstanding	837,448	6,032,571	15,601,756	(4,345,638)	18,126,137
Net asset value per share	$2.77	$7.36	$18.52	N/A	$18.52

Class B

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$311,314	$62,442,257	$103,285,158	N/A	$166,038,729
Total shares outstanding	116,990	8,899,576	6,015,686	(5,361,580)	9,670,672
Net asset value per share	$2.66	$7.02	$17.17	N/A	$17.17

Class C

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$3,226,616	$20,931,285	$31,114,162	N/A	$55,272,063
Total shares outstanding	1,205,170	2,982,820	1,812,221	(2,780,931)	3,219,280
Net asset value per share	$2.68	$7.02	$17.17	N/A	$17.17

Class L

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$2,288,111	$—	$—	N/A	$2,288,111
Total shares outstanding	830,076	—	—	(706,502)	123,574
Net asset value per share	$2.76	$—	$—	N/A	$18.52

Class M

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$5,568,571	$—	$—	N/A	$5,568,571
Total shares outstanding	2,088,472	—	—	(1,764,135)	324,337
Net asset value per share	$2.67	$—	$—	N/A	$17.17

Class X

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$1,005,163	$—	$—	N/A	$1,005,163
Total shares outstanding	374,571	—	—	(316,026)	58,545
Net asset value per share	$2.68	$—	$—	—	$17.17

Class Z

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$3,823,606	$133,674,581	N/A	$137,498,187
Total shares outstanding	—	511,068	7,053,293	(309,317)	7,255,044
Net asset value per share	$—	$7.48	$18.95	N/A	$18.95

Class R

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$—	$2,718	N/A	$2,718
Total shares outstanding	—	—	147	—	147
Net asset value per share	$—	$—	$18.49	N/A	$18.49

SP OTC Fund and Jennison Tech Fund Reorganizations

Class A

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$1,857,089	$44,422,330	$288,884,870	N/A	$335,164,289
Total shares outstanding	687,358	6,032,571	15,601,756	(4,220,524)	18,101,161
Net asset value per share	$2.70	$7.36	$18.52	N/A	$18.52

Class B

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$539,426	$62,442,257	$103,285,158	N/A	$166,266,841
Total shares outstanding	205,588	8,899,576	6,015,686	(5,436,892)	9,683,958
Net asset value per share	$2.62	$7.02	$17.17	N/A	$17.17

Class C

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$7,634,188	$20,931,285	$31,114,162	N/A	$59,679,635
Total shares outstanding	2,908,375	2,982,820	1,812,221	(4,277,420)	3,475,996
Net asset value per share	$2.62	$7.02	$17.17	N/A	$17.17

Class L

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$5,014,460	$—	$—	N/A	$5,014,460
Total shares outstanding	1,870,073	—	—	(1,599,258)	270,815
Net asset value per share	$2.68	$—	$—	N/A	$18.52

Class M

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$9,885,709	$—	$—	N/A	$9,885,709
Total shares outstanding	3,754,875	—	—	(3,179,089)	575,786
Net asset value per share	$2.63	$—	$—	N/A	$17.17

Class X

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$956,690	$—	$—	N/A	$956,690
Total shares outstanding	363,411	—	—	(307,689)	55,722
Net asset value per share	$2.63	$—	$—	N/A	$17.17

Class Z

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$3,823,606	$133,674,581	N/A	$137,498,187
Total shares outstanding	—	511,068	7,053,293	(309,317)	7,255,044
Net asset value per share	$—	$7.48	$18.95	N/A	$18.95

Class R

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$—	$2,718	N/A	$2,718
Total shares outstanding	—	—	147	—	147
Net asset value per share	$—	$—	$18.49	N/A	$18.49

SP Tech Fund, SP OTC Fund, and Jennison Tech Fund Reorganizations

Class A

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$2,319,549	$1,857,089	$44,422,330	$288,884,870	$N/A	$337,483,838
Total shares outstanding	837,448	687,358	6,032,571	15,601,756	(4,932,701)	18,226,432
Net asset value per share	$2.77	$2.70	$7.36	$18.52	$N/A	$18.52

Class B

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$311,314	$539,426	$62,442,257	$103,285,158	$N/A	$166,578,155
Total shares outstanding	116,990	205,588	8,899,576	6,015,686	(5,535,750)	9,702,090
Net asset value per share	$2.66	$2.62	$7.02	$17.17	$N/A	$17.17

Class C

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$3,226,616	$7,634,188	$20,931,285	$31,114,162	$N/A	$62,906,251
Total shares outstanding	1,205,170	2,908,375	2,982,820	1,812,221	(5,244,659)	3,663,927
Net asset value per share	$2.68	$2.62	$7.02	$17.17	$N/A	$17.17

Class L

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund**	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$2,288,111	$5,014,460	$—	$—	$N/A	$7,302,571
Total shares outstanding	830,076	1,870,073	—	—	(2,305,760)	394,389
Net asset value per share	$2.76	$2.68	$—	$—	$N/A	$18.52

Class M

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$5,568,571	$9,885,709	$—	$—	$N/A	$15,454,280
Total shares outstanding	2,088,472	3,754,875	—	—	(4,943,224)	900,123
Net asset value per share	$2.67	$2.63	$—	$—	$N/A	$17.17

Class X

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund**	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$1,005,163	$956,690	$—	$—	$N/A	$1,961,853
Total shares outstanding	374,571	363,411	—	—	(623,715)	114,267
Net asset value per share	$2.68	$2.63	$—	$—	$N/A	$17.17

Class Z

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$—	$3,823,606	$133,674,581	$N/A	$137,498,187
Total shares outstanding	—	—	511,068	7,053,293	(309,317)	7,255,044
Net asset value per share	$—	$—	$7.48	$18.95	$N/A	$18.95

Class R

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Net assets	$—	$—	$—	$2,718	$N/A	$2,718
Total shares outstanding	—	—	—	147	—	147
Net asset value per share	$—	$—	$—	$18.49	$N/A	$18.49

Total Net Assets and Shares Outstanding

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjustments*	Pro Forma Jennison Emerging Growth Fund after Combined Reorganizations (unaudited)
Total net assets	$14,719,324	$25,887,562	$131,619,478	$556,961,489	$—	$729,187,853
Total shares outstanding	5,452,727	9,789,680	18,426,035	30,483,103	(23,895,126)	40,256,419

	Pro Forma Jennison Emerging Growth Fund after SP Tech Fund Reorganization	Pro Forma Jennison Emerging Growth Fund after SP OTC Fund Reorganization	Pro Forma Jennison Emerging Growth Fund after Jennison Tech Fund Reorganization
Total net assets	$571,620,813	$582,849,051	$688,580,967
Total shares outstanding	31,320,894	31,961,786	37,939,944
	Pro Forma Jennison Emerging Growth Fund after SP Tech Fund and SP OTC Fund Reorganizations	Pro Forma Jennison Emerging Growth Fund after SP Tech Fund and Jennison Tech Fund Reorganizations	Pro Forma Jennison Emerging Growth Fund after SP OTC Fund and Jennison Tech Fund Reorganizations
Total net assets	$597,568,375	$703,300,291	$714,468,529
Total shares outstanding	32,799,578	38,777,735	39,418,628

*    Reflects the change in shares and par value of the Funds upon conversion in Jennison Emerging Growth Fund.

**  As of October 31, 2005, there were no Class L, M or X shares of Jennison Emerging Growth Fund outstanding.

VOTING INFORMATION

Required Vote

Only shareholders of record of the Funds on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] shares of the SP Tech Fund issued and outstanding, [ ] shares of the SP OTC Fund issued and outstanding and [ ] shares of the Jennison Tech Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of a Fund entitled to be voted at the Meeting of that Fund is required to constitute a quorum of the Fund at that Meeting. Shares beneficially held by shareholders present in person or represented by proxy at the Meeting will be counted for the purpose of calculating the votes cast on the issues before the Meeting. If a quorum is present with respect to that Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of that Fund outstanding and entitled to vote thereon is necessary to approve a Plan, which, for purposes of this vote, under the 1940 Act, means that approval of the Plan requires the vote of the lesser of (i) 67% or more of the voting shares of that Fund represented at a meeting at which more than 50% of the outstanding voting shares of that Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of that Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of a Fund held at the close of business on the Record Date.

Shares held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting. An abstention by a shareholder, either by proxy or by vote in person at a Meeting, is not a vote cast.

Under existing NYSE rules, it is not expected that brokers, banks and other nominees will be entitled to vote a Fund's shares with respect to a Plan unless the beneficial owner gives specific instructions for such vote to the broker or other nominee. When a broker executes and returns a proxy card but is unable to cast a vote on a matter without specific instructions, and no specific instructions are given, the result is referred to as a "broker non-vote." The SP Mutual Funds and Sector Funds will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Abstentions and broker non-votes will count towards determining the presence of a quorum at the Meeting. However, shares represented by broker non-votes and abstentions will not be voted for or against the reorganization or any adjournment. Therefore, since approval of a Plan requires the affirmative vote of the lesser of 67% of the voting shares present at the Meeting or a majority of the total number of shares of a Fund outstanding at the Record Date, each broker non-vote and abstention would have the effect of a vote AGAINST the Plan or against an adjournment.

Shareholders having more than one account in a Fund generally will receive a single proxy statement and a separate proxy card for each account. It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve a Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote FOR any such adjournment in their discretion. Shares represented by broker non-votes or abstentions will not be voted for or against adjournment. Because an adjournment requires an affirmative vote of a majority of the shares present at the Meeting, each broker non-vote and abstention would have the effect of a vote against adjournment.

How to Vote

You can vote your shares in any one of four ways:

•  By mail, with the enclosed proxy card.

•  In person at the Meeting.

•  By phone.

•  Over the Internet.

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Revocation of Proxies

Proxies, including votes given by telephone or over the Internet, may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of SP Mutual Funds or the Sector Funds at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, (ii) by properly submitting a later-dated proxy that is received by 11:59 p.m. Eastern time on the day prior to the Meeting, or (iii) by attending the Meeting and voting in person. Merely attending the Meeting without voting, however, will not revoke a previously submitted proxy.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the SP Mutual Funds or the Sector Funds. In addition, the SP Mutual Funds and the Sector Funds have engaged MIS, an ADP Company, a professional proxy solicitation firm, to assist in the solicitation of proxies. As the Meeting date approaches, you may receive a phone call from a representative of MIS if the SP Mutual Funds or the Sector Funds have not yet received your vote. MIS may ask you for authority, by telephone, to permit MIS to execute your voting instructions on your behalf.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of any class of each Fund, including the Jennison Emerging Growth Fund.

Fund	Beneficial Owner Name*#	Address	Class	Percent Ownership
SP Tech Fund:

SP OTC Fund

Jennison Tech Fund:

Jennison Emerging Growth Fund:

#  To be filed by amendment.

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the officers and directors of the SP Mutual Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of the SP Tech Fund and the SP OTC Fund.

As of the Record Date, the officers and directors of Sector Funds, as a group, beneficially owned less than 1% of the outstanding voting shares of the Jennison Tech Fund.

As of the Record Date, Wachovia Securities was the record holder for the beneficial owners of the following shares of the Funds:

[to be filed by amendment]

As of the Record Date, the Class L, M and X shares of Jennison Emerging Growth Fund had not been offered; SP Tech Fund and SP OTC Fund do not offer Class R or Class Z shares; and Jennison Technology Fund does not offer Class L, Class M, Class X or Class R shares. In the event of any meetings of shareholders, Wachovia Securities will forward, or cause the forwarding of, proxy material to the beneficial owners for which it is the record holder.

ADDITIONAL INFORMATION

Jennison Emerging Growth Fund is an open-end management investment company registered with the SEC under the 1940 Act. Detailed information about the Jennison Emerging Growth Fund is contained in the Fund's prospectus, dated February __, 2006, which is enclosed herewith and incorporated by reference into this Prospectus/Proxy Statement. Additional information about the Jennison Emerging Growth Fund is included in the Fund's SAI, dated February __, 2006 which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

A copy of Jennison Emerging Growth Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005, may be obtained by calling 1-800-225-1852 or by writing to Jennison Emerging Growth Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

SP Mutual Funds (on behalf of the SP Tech Fund and SP OTC Fund), Jennison Sector Funds (on behalf of the Jennison Tech Fund) and Jennison Emerging Growth Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Also, copies of such material can be obtained from the SEC's Public Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

Certain matters of Maryland law, relating to the validity of shares of Jennison Emerging Growth Fund to be issued pursuant to the SP Tech, SP OTC Jennison Tech Plans, will be passed upon by DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to the Jennison Emerging Growth Fund.

Independent Registered Public Accounting Firm

The audited financial statements of SP Tech Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of SP Tech Fund for the fiscal year ending October 31, 2005 (File No. 811-08085).

The audited financial statements of SP OTC Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of SP OTC Fund for the fiscal year ending October 31, 2005 (File No. 811-08085).

The audited financial statements of Jennison Tech Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Jennison Tech Fund for the fiscal year ending November 30, 2005 (File No. 811-03175).

The audited financial statements of Jennison Emerging Growth Fund, incorporated by reference into the SAI, have been audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report of Jennison Emerging Growth Fund for the fiscal year ending October 31, 2005 (File No. 811-07811).

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise the SP Tech Fund, SP OTC Fund and Jennison Tech Fund care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

The Companies are not required to hold and will not ordinarily hold annual shareholders' meetings in any year in which the election of directors is not required to be acted upon under the 1940 Act. The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the 1940 Act or a Fund's governing documents.

Pursuant to rules adopted by the SEC, a shareholder of a Fund may submit a proposal for shareholder action for inclusion in a proxy statement relating to annual and other meetings of the shareholders of the Fund which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the Fund at a reasonable time before a solicitation of proxies is made for such meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included. Although the charter of SP Mutual Funds provides that its by-laws may delineate requirements for presenting matters at annual meetings, its by-laws do not currently do so. This generally means that shareholders of SP Mutual Funds may submit proposals from the floor of an annual meeting. However, under Maryland law, the purpose of any special meeting of shareholders must be described in the notice of such meeting so only items included in the notice for a special meeting may be considered at a special meeting of shareholders.

The Board of Directors of SP Mutual Funds and Sector Funds intends to bring before the Meetings the matters set forth in the foregoing notice. The Directors do not expect any other business to be brought before the Meetings. If, however, any other matters are properly presented to the Meetings for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment. A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of the SP Mutual Funds or the Sector Funds, by execution of a subsequent proxy, or by voting in person at the applicable Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibits
A	Form of Plan of Reorganization relating to SP Tech Fund reorganization (attached).

B	Form of Plan of Reorganization relating to SP OTC Fund reorganization (attached).

C	Form of Plan of Reorganization relating to Jennison Tech Fund reorganization (attached).

D	Prospectus for the Jennison Emerging Growth Fund, dated February [ ], 2006 (enclosed).

E	Jennison Emerging Growth Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2005 (enclosed).

Exhibit A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this ____th day of _____, 2006, by and between Strategic Partners Mutual Funds, Inc. ("SPMF" or the "Company"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Strategic Partners Technology Fund, a series of SPMF (the "Acquired Fund") and Jennison U.S. Emerging Growth Fund, Inc. (the "Acquiring Fund"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. Together, the Acquiring Fund and the Acquired Fund are referred to as the "Funds."

The Plan has been structured with the intention that the transactions contemplated hereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of common stock, par value $0.001 each, of the Acquiring Fund (as defined in Section 1(b) as the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by SPMF on behalf of the Acquired Fund and the Acquiring Fund, respectively:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of Liabilities, if any, and Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, and on the basis of the representations, warranties and covenants contained herein, SPMF on behalf of the Acquired Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, and assume substantially all of the liabilities of the Acquired Fund. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date but only to the extent any liability associated with such rights was not assumed by the Acquiring Fund.

(b)  Subject to the terms and conditions of this Plan, the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares of a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan; provided, however, that SPMF agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section with each Acquired Fund stockholder receiving shares of the same Class or Classes of the Acquiring Fund as such stockholder holds of the Acquired Fund, and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund and noting in such accounts the names of the former Acquired Fund shareholders and the types and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will be simultaneously cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current registration statement.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's assets transferred to and liabilities assumed by the Acquiring Fund (such amount, the "Net Assets") hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being hereinafter called the "Valuation Time") using the valuation procedures set forth in SPMF's charter and currently effective registration statement.

(b)  The net asset value of a share of the Acquiring Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in Acquiring Fund's charter and currently effective registration statement.

(c)  The net asset value of shares of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the SPMF's charter and currently effective registration statement.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the closing (the "Closing"). The date of the Closing (the "Closing Date") shall be ______, 2006, or such earlier or later date as determined by the parties hereto. The Closing shall take place at the principal office of the Acquiring Fund or at such other place as the parties may agree. SPMF on behalf of the Acquired Fund shall have provided for delivery, as of the Closing, all of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, The Bank of New York. Also, SPMF on behalf of the Acquired Fund shall produce at the Closing (or as soon as possible thereafter) a list of names and addresses of the shareholders of record of full and fractional shares of common stock of the Acquired Fund, par value $0.001 each, of the Acquired Fund (the "Acquired Fund Shares") and the number of full and fractional Acquired Fund Shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Acquiring Fund shall issue and deliver to the Secretary of SPMF at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of SPMF, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in all account books of the Acquiring Fund in such manner as SPMF on behalf of the Acquiring Fund may request. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund or the Acquired Fund is impracticable, the Closing

Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties to the Acquiring Fund by SPMF on behalf of the Acquired Fund. SPMF makes the following representations and warranties to the Acquiring Fund:

(a)  The Acquired Fund is a series of SPMF, a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation (the "SDAT"). SPMF is duly registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, management investment company and all of the Acquired Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"). The Acquired Fund has been duly established in accordance with SPMF's charter as a separate series of SPMF.

(b)  The financial statements appearing in the SPMF Annual Report to Shareholders for the fiscal year ended October 31, 2005 (copies of which have been furnished to the Acquiring Fund) have been audited by KPMG LLP, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(c)  If available at or prior to the Closing Date, the unaudited financial statements appearing in SPMF's Semi-Annual Report to Shareholders for the period ended April 30, 2006 (copies of which will be furnished to the Acquiring Fund), and the unaudited financial statements appearing therein fairly present the financial position of the Acquired Fund and the results of operations and changes in net assets as of such date, in conformity with U.S. generally accepted accounting principles.

(d)  SPMF has the necessary corporate power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(e)  SPMF on behalf of the Acquired Fund is not a party to or obligated under any provision of SPMF's charter or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(h)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statements of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 4(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund, for use therein.

5.  Representations and Warranties to SPMF by the Acquiring Fund.

The Acquiring Fund makes the following representations and warranties to SPMF:

(a)  The Acquiring Fund is a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the SDAT. The Acquiring Fund is duly registered under the 1940 Act, as an open-end, management Investment Company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund Shares, each outstanding share of which is duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and has voting rights.

(c)  At the Closing, Acquiring Fund Shares will be duly authorized, validly issued, fully paid and non-assessable and, under the under the charter and by-laws, no shareholder of the Acquiring Fund will have any pre-emptive right to subscribe therefore or purchase such shares, and such shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2005 (copies of which have been furnished to SPMF) have been audited by KPMG LLP and fairly present the financial position of the Acquiring Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  Since [______], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed and accepted by SPMF. For the purpose of this paragraph, a decline in net assets, net asset value per share or a decrease number of shares outstanding shall not constitute a material adverse change.

(f)  If available at or prior to the Closing Date, the unaudited financial statements appearing in the Acquiring Fund's Semi-Annual Report to Shareholders for the period ended April 30, 2006 (copies of which will be furnished to SPMF), fairly present the financial position of the Acquiring Fund and the results of operations and changes in net assets as of the respective date indicated, in conformity with U.S. generally accepted accounting principles.

(g)  The Acquiring Fund has the necessary corporate power and authority to conduct the business as such business is now being conducted.

(h)  The Acquiring Fund is not a party to or obligated under any provision of the Acquiring Fund's charter or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(i)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(j)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statements of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 5(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by SPMF, on behalf of the Acquiring Fund, for use therein.

6.  Representations and Warranties by SPMF, on behalf of the Acquired Fund, and the Acquiring Fund.

SPMF, on behalf of the Acquired Fund, and the Acquiring Fund make the following representations and warranties.

(a)  The statement of assets and liabilities to be created by SPMF and the Acquiring Fund as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net asset value and outstanding shares of each Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except for such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the Company's or the Acquiring Fund's currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)  The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Company's and the Acquiring Fund's Board of Directors and this Plan constitutes a valid and binding obligation enforceable against each Fund in accordance with its terms.

(f)  The Company and the Acquiring Fund anticipate that consummation of this Plan will not cause either Fund to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

7.  Intentions of the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

(a)  The Company intends to operate the Acquired Fund's business as presently conducted between the date hereof and the Closing Date. The Acquiring Fund intends to operate its business as presently conducted between the date hereof and the Closing Date.

(b)  SPMF intends that the Acquired Fund will not acquire any Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  SPMF on behalf of the Acquired Fund intends, if the Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)  The Company, on behalf of the Acquired Fund, and the Acquiring Fund each intends that, by the time of Closing, each of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)  At the Closing, SPMF on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by SPMF's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  SPMF intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Acquiring Fund covenants to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (including any supplement or amendment thereto, the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable and remains effective through the time of Closing. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of Acquiring Fund to be included in the Registration Statement (collectively, "Proxy Statement"), and the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein in the light of the circumstances under which they were made, not misleading.

(h)  SPMF intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  SPMF intends that it will, from time to time, as and when requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may deem necessary or desirable in order to vest in and confirm to Acquiring Fund title to and possession of all the Net Assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  The Acquiring Fund intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  The Acquiring Fund intends that it will, from time to time, as and when requested by SPMF, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as SPMF may deem necessary or desirable in order to (i) vest in and confirm to Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

8.  Conditions Precedent to be Fulfilled by the Company, on behalf of the Acquired Fund, and by the Acquiring Fund.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed on or on behalf of the Funds shall occur prior to the Closing; and (iii) the Company and the Acquiring Fund shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of each of the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall have been instituted or to the best of either the Company's or the Acquiring Fund's knowledge have been threatened that would materially and adversely affect the business or financial condition of a Fund, would prohibit the transactions contemplated hereby or would adversely affect the ability of a Fund to consummate the transactions herein contemplated.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for the Acquired Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of such Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  SPMF shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to the Acquiring Fund, with respect to items in this section that relate to matters of Maryland law, and (ii) Sullivan & Cromwell LLP, counsel to the Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  The Acquiring Fund is a corporation duly incorporated and validly existing under the laws of the state of Maryland and in good standing with the SDAT with requisite corporate power under its charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its current prospectus and the Acquiring Fund has been duly established in accordance with the terms of the Maryland General Corporate Law;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Plan by SPMF on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  When the shares of Acquiring Fund to be distributed to Acquired Fund shareholders under the Plan are issued, sold and delivered, in an amount not to exceed the then authorized number of shares of common stock, par value $.001 per share, as contemplated by the Plan for the consideration stated in the Plan, which shall in each event be at least equal to the net asset value and par value per share, they will be validly issued, fully paid and non-assessable, and no shareholder of Acquiring Fund will have any pre-emptive rights under Maryland law to subscription or purchase in respect thereof;

(4)  The execution and delivery of the Plan did not, and the performance of this Plan by the Acquiring Fund of its obligations hereunder will not, violate any provision of the Acquiring Fund's charter or by-laws, or result in a default or a breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in the Acquiring Fund's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund;

(5)  To the knowledge of such counsel and without independent inquiry or investigation, no consent, approval, authorization, filing or order of any court or governmental authority is required to be obtained by the Acquiring Fund, under the federal laws of the United States and the laws of the State of Maryland for the consummation by the Acquiring Fund, of the transactions contemplated by the Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(6)  The Acquiring Fund is registered with the SEC as an investment company, and, to the knowledge of such counsel without independent inquiry or investigation, no order has been issued or proceeding instituted to suspend such registration.

(7)  To the knowledge of such counsel and without independent inquiry or investigation, no litigation or government proceeding has been instituted or threatened against the Acquiring Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)  The Acquiring Fund shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to SPMF, with respect to items in this section that relate to matters of Maryland law, and (ii) Shearman and Sterling LLP, counsel to the Acquired Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SPMF is a corporation duly incorporated, validly existing and in good standing with the SDAT with requisite corporate power under its charter under the laws of the State of Maryland, to own all of its properties and assets and, to carry on its business as described in its current prospectus, and the Acquired Fund has been duly established in accordance with the terms of the Maryland General Corporate Law and SPMF's charter as a separate series of SPMF;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by SPMF on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of the Plan by the Acquiring Fund, is a valid and legally binding obligation of SPMF and the Acquired Fund enforceable against the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  All corporate actions required to be taken by SPMF and the Acquired Fund to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of SPMF and the Acquired Fund;

(4)  The execution and delivery of the Plan did not and the performance of this Plan by SPMF of its obligations hereunder will not, violate any provision of SPMF's charter or by-laws, or result in a default or breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in SPMF's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by SPMF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws as to which such counsel may state that they express no opinion;

(6)  Such counsel knows of no litigation or government proceeding instituted or threatened against SPMF, involving Acquired Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed;

(7)  SPMF has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPMF with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SPMF.

(h)  SPMF and the Acquiring Fund shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to SPMF and the Acquiring Fund, substantially to the effect that, for federal income tax purposes:

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the transfer of its assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by each shareholder of the Acquired Fund will be determined by including the period for which such shareholder held its shares of the Acquired Fund exchanged therefor; provided, that the Acquired Fund Shares were held as a capital asset at the time of the exchange;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to applicable limitations, certain tax attributes of the Acquired Fund, such as earnings and profits and capital loss carryovers.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund and/or SPMF with regard to certain matters.

(i)  The Acquiring Fund Shares to be delivered hereunder shall be eligible for such sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

9.  Fees and Expenses.

(a)  The Company and the Acquired Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investment LLC, or its affiliates.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by either the Acquiring Fund or the Company on behalf of the Acquired Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither SPMF, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(c)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(d)  The respective representations and warranties contained in Sections 4 and 6 hereof shall expire with and be terminated by the Plan, and neither SPMF, the Acquiring Fund, nor any of their respective officers, directors, agents or shareholders nor any of the Funds nor their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of either of the Funds or SPMF against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Company's or the Acquiring Fund's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(e)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of SPMF on behalf of the Acquired Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless SPMF on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

SPMF and the Acquiring Fund each acknowledges that it must look, and agrees that it shall look, solely to the assets of the Funds for the enforcement of any claims arising out of or based on the obligations of SPMF or the Funds hereunder, and in particular that none of the assets of the Company other than the portfolio assets of the Acquired Fund may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire plan of SPMF, on behalf of the Acquired Fund, and the Acquiring Fund and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only in writing by either the Company on behalf of the Acquired Fund or the Acquiring Fund. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns and neither this Plan nor any interest herein may be assigned without the prior written consent of SPMF, on behalf of the Acquired Fund, and the Acquiring Fund, corresponding to the Fund making the assignment. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors, and assigns any rights or remedies under or by any reason of this plan. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary; and to SPMF at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf of Strategic Partners Technology Fund and Jennison U.S. Emerging Growth Fund, Inc., have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

STRATEGIC PARTNERS MUTUAL FUNDS, INC. on behalf of Strategic Partners Technology Fund

Attest:	By: Name: Title:

JENNISON U.S. EMERGING GROWTH FUND, INC.

Attest:	By: Name: Title:

Exhibit B

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this ____th day of _____, 2006, by and between Strategic Partners Mutual Funds, Inc. ("SPMF" or the "Company"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Strategic Partners Managed OTC Fund, a series of SPMF (the "Acquired Fund") and Jennison U.S. Emerging Growth Fund, Inc. (the "Acquiring Fund"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. Together, the Acquiring Fund and the Acquired Fund are referred to as the "Funds."

The Plan has been structured with the intention that the transactions contemplated hereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of common stock, par value $0.001 each, of the Acquiring Fund (as defined in Section 1(b) as the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by SPMF on behalf of the Acquired Fund and the Acquiring Fund, respectively:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of Liabilities, if any, and Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, and on the basis of the representations, warranties and covenants contained herein, SPMF on behalf of the Acquired Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, and assume substantially all of the liabilities of the Acquired Fund. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date but only to the extent any liability associated with such rights was not assumed by the Acquiring Fund.

(b)  Subject to the terms and conditions of this Plan, the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares of a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan; provided, however, that SPMF agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section with each Acquired Fund stockholder receiving shares of the same Class or Classes of the Acquiring Fund as such stockholder holds of the Acquired Fund, and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund and noting in such accounts the names of the former Acquired Fund shareholders and the types and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will be simultaneously cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current registration statement.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's assets transferred to and liabilities assumed by the Acquiring Fund (such amount, the "Net Assets") hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being hereinafter called the "Valuation Time") using the valuation procedures set forth in SPMF's charter and currently effective registration statement.

(b)  The net asset value of a share of the Acquiring Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in Acquiring Fund's charter and currently effective registration statement.

(c)  The net asset value of shares of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the SPMF's charter and currently effective registration statement.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the closing (the "Closing"). The date of the Closing (the "Closing Date") shall be _____, 2006, or such earlier or later date as determined by the parties hereto. The Closing shall take place at the principal office of the Acquiring Fund or at such other place as the parties may agree. SPMF on behalf of the Acquired Fund shall have provided for delivery, as of the Closing, all of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, The Bank of New York. Also, SPMF on behalf of the Acquired Fund shall produce at the Closing (or as soon as possible thereafter) a list of names and addresses of the shareholders of record of full and fractional shares of common stock of the Acquired Fund, par value $0.001 each, of the Acquired Fund (the "Acquired Fund Shares") and the number of full and fractional Acquired Fund Shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Acquiring Fund shall issue and deliver to the Secretary of SPMF at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of SPMF, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in all account books of the Acquiring Fund in such manner as SPMF on behalf of the Acquiring Fund may request. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties to the Acquiring Fund by SPMF on behalf of the Acquired Fund. SPMF makes the following representations and warranties to the Acquiring Fund:

(a)  The Acquired Fund is a series of SPMF, a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation (the "SDAT"). SPMF is duly registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, management investment company and all of the Acquired Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"). The Acquired Fund has been duly established in accordance with SPMF's charter as a separate series of SPMF.

(b)  The financial statements appearing in the SPMF Annual Report to Shareholders for the fiscal year ended October 31, 2005 (copies of which have been furnished to the Acquiring Fund) have been audited by KPMG LLP, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(c)  If available at or prior to the Closing Date, the unaudited financial statements appearing in SPMF's Semi-Annual Report to Shareholders for the period ended April 30, 2006 (copies of which will be furnished to the Acquiring Fund), and the unaudited financial statements appearing therein fairly present the financial position of the Acquired Fund and the results of operations and changes in net assets as of such date, in conformity with U.S. generally accepted accounting principles.

(d)  SPMF has the necessary corporate power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(e)  SPMF on behalf of the Acquired Fund is not a party to or obligated under any provision of SPMF's charter or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(h)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statements of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 4(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund, for use therein.

5.  Representations and Warranties to SPMF by the Acquiring Fund.

The Acquiring Fund makes the following representations and warranties to SPMF:

(a)  The Acquiring Fund is a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the SDAT. The Acquiring Fund is duly registered under the 1940 Act, as an open-end, management Investment Company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund Shares, each outstanding share of which is duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and has voting rights.

(c)  At the Closing, Acquiring Fund Shares will be duly authorized, validly issued, fully paid and non-assessable and, under the under the charter and by-laws, no shareholder of the Acquiring Fund will have any pre-emptive right to subscribe therefore or purchase such shares, and such shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2005 (copies of which have been furnished to SPMF) have been audited by KPMG LLP and fairly present the financial position of the Acquiring Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  Since [______], there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed and accepted by SPMF. For the purpose of this paragraph, a decline in net assets, net asset value per share or a decrease number of shares outstanding shall not constitute a material adverse change.

(f)  If available at or prior to the Closing Date, the unaudited financial statements appearing in the Acquiring Fund's Semi-Annual Report to Shareholders for the period ended April 30, 2006 (copies of which will be furnished to SPMF), fairly present the financial position of the Acquiring Fund and the results of operations and changes in net assets as of the respective date indicated, in conformity with U.S. generally accepted accounting principles.

(g)  The Acquiring Fund has the necessary corporate power and authority to conduct the business as such business is now being conducted.

(h)  The Acquiring Fund is not a party to or obligated under any provision of the Acquiring Fund's charter or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(i)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(j)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statements of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 5(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by SPMF, on behalf of the Acquiring Fund, for use therein.

6.  Representations and Warranties by SPMF, on behalf of the Acquired Fund, and the Acquiring Fund.

SPMF, on behalf of the Acquired Fund, and the Acquiring Fund make the following representations and warranties.

(a)  The statement of assets and liabilities to be created by SPMF as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net asset value and outstanding shares of each Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except for such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the Company's or the Acquiring Fund's currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)  The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Company's and the Acquiring Fund's Board of Directors and this Plan constitutes a valid and binding obligation enforceable against each Fund in accordance with its terms.

(f)  The Company and the Acquiring Fund anticipate that consummation of this Plan will not cause either Fund to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

7.  Intentions of the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

(a)  The Company intends to operate the Acquired Fund's business as presently conducted between the date hereof and the Closing Date. The Acquiring Fund intends to operate its business as presently conducted between the date hereof and the Closing Date.

(b)  SPMF intends that the Acquired Fund will not acquire any Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  SPMF on behalf of the Acquired Fund intends, if the Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)  The Company, on behalf of the Acquired Fund, and the Acquiring Fund each intends that, by the time of Closing, each of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)  At the Closing, SPMF on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by SPMF's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  SPMF intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended the (the "1934 Act"), and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Acquiring Fund covenants to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (including any supplement or amendment thereto, the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable and remains effective through the time of Closing. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of Acquiring Fund to be included in the Registration Statement (collectively, "Proxy Statement"), and the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein in the light of the circumstances under which they were made, not misleading.

(h)  SPMF intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  SPMF intends that it will, from time to time, as and when requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may deem necessary or desirable in order to vest in and confirm to Acquiring Fund title to and possession of all the Net Assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  The Acquiring Fund intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  The Acquiring Fund intends that it will, from time to time, as and when requested by SPMF, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as SPMF may deem necessary or desirable in order to (i) vest in and confirm to Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

8.  Conditions Precedent to be Fulfilled by the Company, on behalf of the Acquired Fund, and by the Acquiring Fund.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed on or on behalf of the Funds shall occur prior to the Closing; and (iii) the Company and the Acquiring Fund shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of each of the Company, on behalf of the Acquired Fund, and the Acquiring Fund.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall have been instituted or to the best of either the Company's or the Acquiring Fund's knowledge have been threatened that would materially and adversely affect the business or financial condition of a Fund, would prohibit the transactions contemplated hereby or would adversely affect the ability of a Fund to consummate the transactions herein contemplated.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for the Acquired Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of such Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  SPMF shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to the Acquiring Fund, with respect to items in this section that relate to matters of Maryland law, and (ii) Sullivan & Cromwell LLP, counsel to the Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  The Acquiring Fund is a corporation duly incorporated and validly existing under the laws of the state of Maryland and in good standing with the SDAT with requisite corporate power under its charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its current prospectus and the Acquiring Fund has been duly established in accordance with the terms of the Maryland General Corporate Law;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Plan by SPMF on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  When the shares of Acquiring Fund to be distributed to Acquired Fund shareholders under the Plan are issued, sold and delivered, in an amount not to exceed the then authorized number of shares of common stock, par value $.001 per share, as contemplated by the Plan for the consideration stated in the Plan, which shall in each event be at least equal to the net asset value and par value per share, they will be validly issued, fully paid and non-assessable, and no shareholder of Acquiring Fund will have any pre-emptive rights under Maryland law to subscription or purchase in respect thereof;

(4)  The execution and delivery of the Plan did not, and the performance of this Plan by the Acquiring Fund of its obligations hereunder will not, violate any provision of the Acquiring Fund's charter or by-laws, or result in a default or a breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in the Acquiring Fund's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund;

(5)  To the knowledge of such counsel and without independent inquiry or investigation, no consent, approval, authorization, filing or order of any court or governmental authority is required to be obtained by the Acquiring Fund, under the federal laws of the United States and the laws of the State of Maryland for the consummation by the Acquiring Fund, of the transactions contemplated by the Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(6)  The Acquiring Fund is registered with the SEC as an investment company, and, to the knowledge of such counsel without independent inquiry or investigation, no order has been issued or proceeding instituted to suspend such registration.

(7)  To the knowledge of such counsel and without independent inquiry or investigation, no litigation or government proceeding has been instituted or threatened against the Acquiring Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)  The Acquiring Fund shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to SPMF, with respect to items in this section that relate to matters of Maryland law, and (ii) Shearman and Sterling LLP, counsel to the Acquired Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SPMF is a corporation duly incorporated, validly existing and in good standing with the SDAT with requisite corporate power under its charter under the laws of the State of Maryland, to own all of its properties and assets and, to carry on its business as described in its current prospectus, and the Acquired Fund has been duly established in accordance with the terms of the Maryland General Corporate Law and SPMF's charter as a separate series of SPMF;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by SPMF on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of the Plan by the Acquiring Fund, is a valid and legally binding obligation of SPMF and the Acquired Fund enforceable against the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  All corporate actions required to be taken by SPMF and the Acquired Fund to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of SPMF and the Acquired Fund;

(4)  The execution and delivery of the Plan did not and the performance of this Plan by SPMF of its obligations hereunder will not, violate any provision of SPMF's charter or by-laws, or result in a default or breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in SPMF's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by SPMF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws as to which such counsel may state that they express no opinion;

(6)  Such counsel knows of no litigation or government proceeding instituted or threatened against SPMF, involving Acquired Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed;

(7)  SPMF has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPMF with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SPMF.

(h)  SPMF and the Acquiring Fund shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to SPMF and the Acquiring Fund, substantially to the effect that, for federal income tax purposes:

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Sections 351 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the transfer of its assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by each shareholder of the Acquired Fund will be determined by including the period for which such shareholder held its shares of the Acquired Fund exchanged therefor; provided, that the Acquired Fund Shares were held as a capital assets at the time of the exchange;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to certain limitations, certain tax attributes of the Acquired Fund, such as earnings and profits and capital loss carryovers.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund and/or SPMF with regard to certain matters.

(i)  The Acquiring Fund Shares to be delivered hereunder shall be eligible for such sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

9.  Fees and Expenses.

(a)  The Company and the Acquired Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investment LLC, or its affiliates.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by either the Acquiring Fund or the Company on behalf of the Acquired Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither SPMF, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(c)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(d)  The respective representations and warranties contained in Sections 4 and 6 hereof shall expire with and be terminated by the Plan, and neither SPMF, the Acquiring Fund, nor any of their respective officers, directors, agents or shareholders nor any of the Funds nor their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of either of the Funds or SPMF against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Company's or the Acquiring Fund's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(e)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of SPMF on behalf of the Acquired Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless SPMF on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

SPMF and the Acquiring Fund each acknowledges that it must look, and agrees that it shall look, solely to the assets of the Funds for the enforcement of any claims arising out of or based on the obligations of SPMF or the Funds hereunder, and in particular that none of the assets of the Company other than the portfolio assets of the Acquired Fund may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire plan of SPMF, on behalf of the Acquired Fund, and the Acquiring Fund and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only in writing by either the Company on behalf of the Acquired Fund or the Acquiring Fund. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns and neither this Plan nor any interest herein may be assigned without the prior written consent of SPMF, on behalf of the Acquired Fund, and the Acquiring Fund, corresponding to the Fund making the assignment. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors, and assigns any rights or remedies under or by any reason of this plan. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary; and to SPMF at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf of Strategic Partners Managed OTC Fund and Jennison U.S. Emerging Growth Fund, Inc., have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

STRATEGIC PARTNERS MUTUAL FUNDS, INC. on behalf of Strategic Partners Managed OTC Fund

Attest:	By: Name: Title:

JENNISON U.S. EMERGING GROWTH FUND, INC.

Attest:	By: Name: Title:

Exhibit C

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this ____th day of _____, 2006, by and between Prudential Sector Funds, Inc. (doing business as Jennison Sector Funds, Inc.) ("Sector Fund" or the "Company"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Prudential Technology Fund (doing business as Jennison Technology Fund), a series of the Company (the "Acquired Fund") and Jennison U.S. Emerging Growth Fund, Inc. (the "Acquiring Fund"), a corporation organized under the laws of the State of Maryland with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102. Together, the Acquiring Fund and the Acquired Fund are referred to as the "Funds."

The Plan has been structured with the intention that the transactions contemplated hereby qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of common stock, par value $0.001 each, of the Acquiring Fund (as defined in Section 1(b) as the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by Sector Fund on behalf of the Acquired Fund and the Acquiring Fund, respectively:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of Liabilities, if any, and Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, and on the basis of the representations, warranties and covenants contained herein, Sector Fund on behalf of the Acquired Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, and assume substantially all of the liabilities of the Acquired Fund. The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date but only to the extent any liability associated with such rights was not assumed by the Acquiring Fund.

(b)  Subject to the terms and conditions of this Plan, the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares of a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan; provided, however, that Sector Fund agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section with each Acquired Fund stockholder receiving shares of the same Class or Classes of the Acquiring Fund as such stockholder holds of the Acquired Fund, and then shall terminate and dissolve. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund and noting in such accounts the names of the former Acquired Fund Shareholders and the types and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the second decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will be simultaneously cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current registration statement.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's assets transferred to and liabilities assumed by the Acquiring Fund (such amount, the "Net Assets") hereunder shall be computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being hereinafter called the "Valuation Time") using the valuation procedures set forth in Sector Fund's charter and currently effective registration statement.

(b)  The net asset value of a share of the Acquiring Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in Acquiring Fund's charter and currently effective registration statement.

(c)  The net asset value of shares of the Acquired Fund shall be determined to the second decimal point as of the Valuation Time using the valuation procedures set forth in the Sector Fund's charter and currently effective registration statement.

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the closing (the "Closing"). The date of the Closing (the "Closing Date") shall be _____, 2006, or such earlier or later date as determined by the parties hereto. The Closing shall take place at the principal office of the Acquiring Fund or at such other place as the parties may agree. Sector Fund on behalf of the Acquired Fund shall have provided for delivery, as of the Closing, all of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, The Bank of New York. Also, Sector Fund on behalf of the Acquired Fund shall produce at the Closing (or as soon as possible thereafter) a list of names and addresses of the shareholders of record of full and fractional shares of common stock of the Acquired Fund, par value $0.001 each, of the Acquired Fund (the "Acquired Fund Shares") and the number of full and fractional Acquired Fund Shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Acquiring Fund shall issue and deliver to the Secretary of Sector Fund at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of Sector Fund, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in all account books of the Acquiring Fund in such manner as Sector Fund on behalf of the Acquiring Fund may request. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties to the Acquiring Fund by Sector Fund on behalf of the Acquired Fund. Sector Fund makes the following representations and warranties to the Acquiring Fund:

(a)  The Acquired Fund is a series of Sector Fund, a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation (the "SDAT"). Sector Fund is duly registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end, management investment company and all of the Acquired Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"). The Acquired Fund has been duly established in accordance with Sector Fund's charter as a separate series of Sector Fund.

(b)  The financial statements appearing in the Sector Fund Annual Report to Shareholders for the fiscal year ended November 30, 2005 (copies of which have been furnished to the Acquiring Fund) have been audited by KPMG LLP, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(c)  If available at or prior to the Closing Date, the unaudited financial statements appearing in Sector Fund's Semi-Annual Report to Shareholders for the period ended May 31, 2006 (copies of which will be furnished to the Acquiring Fund), and the unaudited financial statements appearing therein fairly present the financial position of the Acquired Fund and the results of operations and changes in net assets as of such date, in conformity with U.S. generally accepted accounting principles.

(d)  Sector Fund has the necessary corporate power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(e)  Sector Fund on behalf of the Acquired Fund is not a party to or obligated under any provision of Sector Fund's charter or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(f)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(g)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(h)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statements of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 4(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund, for use therein.

5.  Representations and Warranties to Sector Fund by the Acquiring Fund.

The Acquiring Fund makes the following representations and warranties to Sector Fund:

(a)  The Acquiring Fund is a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the SDAT. The Acquiring Fund is duly registered under the 1940 Act, as an open-end, management Investment Company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b)  The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund Shares, each outstanding share of which is duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and has voting rights.

(c)  At the Closing, Acquiring Fund Shares will be duly authorized, validly issued, fully paid and non-assessable and, under the under the charter and by-laws, no shareholder of the Acquiring Fund will have any pre-emptive right to subscribe therefore or purchase such shares, and such shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2005 (copies of which have been furnished to Sector Fund) have been audited by KPMG LLP and fairly present the financial position of the Acquiring Fund as of such date and the results of its operations for the year then ended in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

(e)  If available at or prior to the Closing Date, the unaudited financial statements appearing in the Acquiring Fund's Semi-Annual Report to Shareholders for the period ended April 30, 2006 (copies of which will be furnished to Sector Fund), fairly present the financial position of the Acquiring Fund and the results of operations and changes in net assets as of the respective date indicated, in conformity with U.S. generally accepted accounting principles.

(f)  The Acquiring Fund has the necessary corporate power and authority to conduct the business as such business is now being conducted.

(g)  The Acquiring Fund is not a party to or obligated under any provision of the Acquiring Fund's charter or by-laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(h)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(i)  At the time the Registration Statement (as defined in Section 7(g)) becomes effective, at the time of the meeting of the shareholders of the Acquired Fund and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statements of Additional Information of the Acquiring Fund to be included in the Registration Statement and the Registration Statement (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein, in light of the circumstances under which they were made, or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph 5(i) shall not apply to statements in or omissions from the Proxy Statement and Registration Statement made in reliance upon and in conformity with information furnished by Sector Fund, on behalf of the Acquiring Fund, for use therein.

6.  Representations and Warranties by Sector Fund on behalf of the Acquired Fund and the Acquiring Fund.

Sector Fund on behalf of the Acquired Fund and the Acquiring Fund make the following representations and warranties.

(a)  The statement of assets and liabilities to be created by Sector Fund as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net asset value and outstanding shares of each Fund, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Section 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except for such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the Company's currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Fund.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Fund.

(e)  The execution, delivery and performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors and this Plan constitutes a valid and binding obligation enforceable against the Fund in accordance with its terms.

(f)  The Company anticipates that consummation of this Plan will not cause the Fund to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

7.  Intentions of the Company on behalf of the Acquired Fund and the Acquiring Fund.

(a)  The Company intends to operate the Acquired Fund's business as presently conducted between the date hereof and the Closing Date. The Acquiring Fund intends to operate its business as presently conducted between the date hereof and the Closing Date.

(b)  Sector Fund intends that the Acquired Fund will not acquire any Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  Sector Fund on behalf of the Acquired Fund intends, if the Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)  The Companies intend that, by the time of Closing, each of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)  At the Closing, Sector Fund on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by Sector Fund's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  Sector Fund intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Acquiring Fund covenants to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (including any supplement or amendment thereto, the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable and remains effective through the time of Closing. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of Acquiring Fund to be included in the Registration Statement (collectively, "Proxy Statement"), and the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein in the light of the circumstances under which they were made, not misleading.

(h)  Sector Fund intends to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  Sector Fund intends that it will, from time to time, as and when requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may deem necessary or desirable in order to vest in and confirm to Acquiring Fund title to and possession of all the Net Assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  The Acquiring Fund intends to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  The Acquiring Fund intends that it will, from time to time, as and when requested by Sector Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as Sector Fund may deem necessary or desirable in order to (i) vest in and confirm to Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

8.  Conditions Precedent to be Fulfilled by the Company on behalf of the Acquired Fund and by the Acquiring Fund.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed on or on behalf of the Funds shall occur prior to the Closing; and (iii) the Company and the Acquiring Fund shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of the Company on behalf of the Acquired Fund and the Acquiring Fund.

(c)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall have been instituted or to the best of either the Company's or the Acquiring Fund's knowledge have been threatened that would materially and adversely affect the business or financial condition of a Fund, would prohibit the transactions contemplated hereby or would adversely affect the ability of a Fund to consummate the transactions herein contemplated.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for the Acquired Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of such Fund Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  Sector Fund shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to the Acquiring Fund, with respect to items in this section that relate to matters of Maryland law, and (ii) Sullivan & Cromwell LLP, counsel to the Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  The Acquiring Fund is a corporation duly incorporated and validly existing under the laws of the state of Maryland and in good standing with the SDAT with requisite corporate power under its charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its current prospectus and the Acquiring Fund has been duly established in accordance with the terms of the Maryland General Corporate Law;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of the Plan by Sector Fund on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  When the shares of Acquiring Fund to be distributed to Acquired Fund shareholders under the Plan are issued, sold and delivered, in an amount not to exceed the then authorized number of shares of common stock, par value $.001 per share, as contemplated by the Plan for the consideration stated in the Plan, which shall in each event be at least equal to the net asset value and par value per share, they will be validly issued, fully paid and non-assessable, and no shareholder of Acquiring Fund will have any pre-emptive rights under Maryland law to subscription or purchase in respect thereof;

(4)  The execution and delivery of the Plan did not, and the performance of this Plan by the Acquiring Fund of its obligations hereunder will not, violate any provision of the Acquiring Fund's charter or by-laws, or result in a default or a breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in the Acquiring Fund's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund;

(5)  To the knowledge of such counsel and without independent inquiry or investigation, no consent, approval, authorization, filing or order of any court or governmental authority is required to be obtained by the Acquiring Fund, under the federal laws of the United States and the laws of the State of Maryland for the consummation by the Acquiring Fund, of the transactions contemplated by the Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(6)  The Acquiring Fund is registered with the SEC as an investment company, and, to the knowledge of such counsel without independent inquiry or investigation, no order has been issued or proceeding instituted to suspend such registration.

(7)  To the knowledge of such counsel and without independent inquiry or investigation, no litigation or government proceeding has been instituted or threatened against the Acquiring Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.

(g)  The Acquiring Fund shall have received on the Closing Date a favorable opinion from (i) DLA Piper Rudnick Gray Cary US LLP, special Maryland counsel to Sector Fund, with respect to items in this section that relate to matters of Maryland law, and (ii) Sullivan & Cromwell LLP, counsel to the Acquired Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  Sector Fund is a corporation duly incorporated, validly existing and in good standing with the SDAT with requisite corporate power under its charter under the laws of the State of Maryland, to own all of its properties and assets and, to carry on its business as described in its current prospectus, and the Acquired Fund has been duly established in accordance with the terms of the Maryland General Corporate Law and Sector Fund's charter as a separate series of Sector Fund;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by Sector Fund on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of the Plan by the Acquiring Fund, is a valid and legally binding obligation of Sector Fund and the Acquired Fund enforceable against the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Maryland law to govern this Plan;

(3)  All actions required to be taken by Sector Fund and the Acquired Fund to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of Sector Fund and the Acquired Fund;

(4)  The execution and delivery of the Plan did not and the performance of this Plan by Sector Fund of its obligations hereunder will not, violate any provision of Sector Fund's charter or by-laws, or result in a default or breach of (a) the Management Agreement, (b) the Custodian Contract, (c) the Distribution Agreement, and (d) the Transfer Agency and Service Agreement, each as defined in Sector Fund's currently effective registration statement, except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by Sector Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)  Such counsel knows of no litigation or government proceeding instituted or threatened against Sector Fund, involving Acquired Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed;

(7)  Sector Fund has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of Sector Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Sector Fund.

(h)  Sector Fund and the Acquiring Fund shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to Sector Fund and the Acquiring Fund, substantially to the effect that, for federal income tax purposes:

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the transfer of its assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by each shareholder of the Acquired Fund will be determined by including the period for which such shareholder held its shares of the Acquired Fund exchanged therefor; provided, that the Acquired Fund Shares were held as a capital asset at the time of the exchange;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to certain limitations, certain tax attributes of the Acquired Fund, such as earnings and profits and capital loss carryovers.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund and/or Sector Fund with regard to certain matters.

(i)  The Acquiring Fund Shares to be delivered hereunder shall be eligible for such sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

9.  Fees and Expenses.

(a)  Each Company represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investment LLC, or its affiliates.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by either Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither Sector Fund, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(c)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(d)  The respective representations and warranties contained in Sections 4 and 6 hereof shall expire with and be terminated by the Plan, and neither Sector Fund, the Acquiring Fund, nor any of their respective officers, directors, agents or shareholders nor any of the Funds nor their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of either of the Funds or Sector Fund against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Company's or the Acquiring Fund's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(e)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of Sector Fund on behalf of the Acquired or the Acquiring Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Sector Fund on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

Sector Fund and the Acquiring Fund each acknowledges that it must look, and agrees that it shall look, solely to the assets of the Funds for the enforcement of any claims arising out of or based on the obligations of Sector Fund or the Funds hereunder, and in particular that none of the assets of the Company other than the portfolio assets of the Funds may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire plan of Sector Fund, on behalf of the Acquired Fund and the Acquiring Fund and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only in writing by either the Company on behalf of the Acquired Fund or the Acquiring Fund. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns and neither this Plan nor any interest herein may be assigned without the prior written consent of Sector Fund on behalf of the Acquired Fund and the Acquiring Fund, corresponding to the Fund making the assignment. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors, and assigns any rights or remedies under or by any reason of this plan. The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary; and to Sector Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, Prudential Sector Funds, Inc., on behalf of Prudential Technology Fund, and Jennison U.S. Emerging Growth Fund, Inc., have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

JENNISON SECTOR FUNDS, INC. on behalf of Prudential Technology Fund

Attest:	By: Name: Title:

JENNISON U.S. EMERGING GROWTH FUND, INC.

Attest:	By: Name: Title:

Exhibit D

PROSPECTUS DATED FEBRUARY [ ], 2006

The Prospectus for Jennison Emerging Growth Fund, dated February [      ], 2006, is part of this Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

D-1

Exhibit E

ANNUAL REPORT DATED OCTOBER 31, 2005

The Annual Report to Shareholders for Jennison Emerging Growth Fund to shareholders for the fiscal year ended October 31, 2005, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

E-1

TABLE OF CONTENTS

3	Summary

3	The Proposals

3	Shareholder Voting

4	Comparisons of Important Features of the Funds

4	The Investment Objectives and Policies of the Funds

5	Comparison of Other Policies of the Funds

7	Investment Restrictions

7	Risks of Investing in the Funds

9	Federal Income Tax Considerations

9	Forms of Organization

10	Shareholder Meetings

11	Amendments to Charter

11	Amendments to By-Laws

12	Board of Directors

12	Liability of Shareholders

12	Termination and Dissolution

12	Management of the Funds

20	Distribution Plan

21	Valuation

22	Portfolio Holdings

23	Frequent Purchases and Redemptions of Fund Shares

24	Purchases, Redemptions, Exchanges and Distributions

Share Class Designations

29	Fees and Expenses

62	Expense Examples

70	Performance of the Funds

76	Reasons for the Reorganizations

77	Information About the Reorganizations

77	Closing

Plan of Reorganizations

78	Expenses Resulting from the Reorganization

78	Tax Consequences of the Reorganizations

79	Characteristics of Jennison Emerging Growth Fund Shares

80	Capitalization

92	Voting Information

92	Required Vote

93	How to Vote

93	Revocation of Proxies

93	Solicitation of Voting Instructions

93	Principal Holders of Shares

94	Additional Information

94	Miscellaneous

94	Legal Matters

94	Independent Registered Public Accounting Firm

95	Notice to Banks, Broker-Dealers and Voting Trustees and their Nominees

95	Shareholder Proposals

95	Exhibits to Prospectus/Proxy Statement

A-1	Exhibit A – Form of Plan of Reorganization (attached)

B-1	Exhibit B – Form of Plan of Reorganization (attached)

C-1	Exhibit C – Form of Plan of Reorganization (attached)

D-1	Exhibit D – Prospectus dated February [ ], 2006 for Jennison Emerging Growth Fund (enclosed)

E-1	Exhibit E – Annual Report to Shareholders of Jennison Emerging Growth Fund for the fiscal year ended October 31, 2005 (enclosed)

STATEMENT OF ADDITIONAL INFORMATION
FOR
JENNISON U.S. EMERGING GROWTH FUND, INC.

Dated March 2, 2006

Acquisition of the Net Assets of
Strategic Partners Technology Fund and
Strategic Partners Managed OTC Fund,
each a series of Strategic Partners Mutual Funds, Inc.
and the Jennison Technology Fund,
a series of Jennison Sector Funds, Inc.

By and in exchange for shares of the
The Jennison U.S. Emerging Growth Fund, Inc.

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets (each a Transaction) of the Strategic Partners Technology Fund (SP Tech Fund), the Strategic Partners Managed OTC Fund (SP OTC) and the Jennison Technology Fund (Jennison Tech Fund) and the assumptions of the liabilities of such Funds in exchange for shares of the Jennison U.S. Emerging Growth Fund, Inc. (Jennison Emerging Growth Fund). SP Tech Fund and SP OTC Fund are each a series of Strategic Partners Mutual Funds, Inc. (SPMF) and the Jennison Tech Fund is a series of Jennison Sector Funds, Inc. (Sector Funds).

This SAI consists of this Cover Page, Jennison Emerging Growth Fund’s SAI, dated February [21], 2006, and the pro forma financial statements for SP Tech Fund, SP OTC Fund, Jennison Tech Fund and Jennison Emerging Growth Fund after giving effect to the proposed Transactions.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated March 2, 2006, relating to the above-referenced Transactions. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-225-1852 or by writing to Jennison Emerging Growth Fund at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

The Securities and Exchange Commission (SEC) maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of SPMF, Sector Funds and Jennison Emerging Growth Fund, other materials incorporated by reference herein, and other information regarding the SP Tech Fund, SP OTC Fund, Jennison Tech Fund, SPMF, Sector Funds and Jennison Emerging Growth Fund.

ATTACHMENT TO SAI

The Jennison Emerging Growth Fund SAI, dated February [21], 2006, is incorporated by reference herein and is part of this SAI and will be provided to all shareholders requesting this SAI.

Pro Forma Financial Statements for the Transactions (unaudited)

The following tables set forth as of October 31, 2005 the unaudited pro forma Portfolio of Investments, the pro forma Statements of Assets and Liabilities and the pro forma Statement of Operations for the (1) Jennison Tech Fund, as adjusted giving effect to the proposed reorganization with Jennison Emerging Growth Fund (the Jennison Tech Transaction), (2) SP OTC Fund and Jennison Tech Fund, as adjusted giving effect to the proposed SP OTC and Jennison Tech Transactions, (3) SP Tech Fund and Jennison Tech Fund, as adjusted giving effect to the proposed SP Tech and Jennison Tech Transactions, and (4) SP Tech Fund, SP OTC Fund and Jennison Tech Fund, as adjusted giving effect to the proposed SP Tech, SP OTC and Jennison Tech Transactions (collectively, the Transactions).

Pro Forma Portfolio of Investments for the Jennison Tech Transaction

October 31, 2005

(Unaudited)

		Pro-forma combined
Jennison	Jennison Emerging	Jennison Emerging				Pro-forma combined
Tech	Growth	Growth	Long-Term Investments	Jennison	Jennison Emerging	Jennison Emerging
Shares	Shares	Shares	Common Stock	Tech	Growth	Growth

			Air Freight & Logistics
	131,000	131,000	UTI Worldwide, Inc.		$11,205,740	$11,205,740
			Biotechnology
	92,600	92,600	Celgene Corp		5,194,860	5,194,860
	113,900	113,900	ImClone Systems, Inc		3,952,330	3,952,330
	76,100	76,100	Invitrogen Corp		4,839,199	4,839,199
50,100	133,000	183,100	MedImmune, Inc.	$1,752,498	4,652,340	6,404,838
	232,200	232,200	MGI Pharma, Inc.		4,356,072	4,356,072
			Capital Markets
103,600	377,600	481,200	Ameritrade Holdings Corp	2,178,708	7,940,928	10,119,636
	224,200	224,200	Eaton Vance Corp		5,580,338	5,580,338
	291,400	291,400	Lazard Ltd. (Class A)		7,532,690	7,532,690
	80,900	80,900	Legg Mason, Inc.		8,681,379	8,681,379
	179,100	179,100	Nuveen Investments, Inc. (Class A)		7,248,177	7,248,177
			Chemicals
	171,200	171,200	Ecolab, Inc.		5,663,296	5,663,296
	143,100	143,100	Monsanto Co.		9,016,731	9,016,731
			Commercial Services & Supplies
	78,500	78,500	Administaff, Inc.		3,322,120	3,322,120
	216,700	216,700	ARAMARK Corp. (Class B)		5,508,514	5,508,514
	103,200	103,200	Dun & Bradstreet Corp. (The)		6,534,624	6,534,624
	126,600	126,600	Iron Mountain, Inc.		4,937,400	4,937,400
233,200	567,000	800,200	Monster Worldwide, Inc.	7,651,292	18,603,270	26,254,562
71,500	80,000	151,500	Paychex, Inc.	2,771,340	3,100,800	5,872,140
	118,400	118,400	Robert Half International, Inc.		4,366,592	4,366,592
	69,100	69,100	Stericycle, Inc.		3,977,396	3,977,396
			Communications Equipment
103,500	404,400	507,900	Comverse Technology, Inc.	2,597,850	10,150,440	12,748,290
151,000		151,000	Extreme Networks, Inc.	729,330		729,330
82,400		82,400	Nokia Corp., ADR (Finland)	1,385,968		1,385,968
38,400		38,400	Scientific-Atlanta, Inc.	1,360,896		1,360,896
			Computer & Peripherals
51,200	74,600	125,800	Apple Computer, Inc.	2,948,608	4,296,214	7,244,822
48,000	209,500	257,500	Avid Technology, Inc.	2,363,040	10,313,685	12,676,725
62,000		62,000	Dell, Inc.	1,976,560		1,976,560
57,500	227,500	285,000	Rackable Systems, Inc.	799,250	3,162,250	3,961,500
45,700	132,900	178,600	UNOVA, Inc.	1,416,700	4,119,900	5,536,600
			Computer Services & Software
122,300		122,300	Adobe Systems, Inc.	3,944,175		3,944,175
159,300		159,300	EMC Corp.	2,223,828		2,223,828
110,300		110,300	Microsoft Corp.	2,834,710		2,834,710
38,600		38,600	SAP AG ADR (Germany)	1,657,484		1,657,484
			Computers - Networking
138,700		138,700	Cisco Systems, Inc.	2,420,315		2,420,315
			Diversified Consumer Services
	125,800	125,800	Education Management Corp.		3,879,672	3,879,672
			Electric Equipment & Instruments
	36,600	36,600	Amphenol Corp. (Class A)		1,462,902	1,462,902
39,500	109,900	149,400	Cogent, Inc.	1,048,725	2,917,845	3,966,570
52,900		52,900	Ingram Micro, Inc. (Class A)	957,490		957,490

Pro Forma Portfolio of Investments for Jennison Tech Transaction October 31, 2005 (unaudited)

(continued)

	235,600	235,600	Insight Enterprises, Inc.		$4,834,512	$4,834,512
53,000	109,300	162,300	Tektronix, Inc.	$1,217,940	2,511,714	3,729,654
			Energy Equipment & Services
	213,100	213,100	Grant Prideco, Inc.		8,287,459	8,287,459
	104,400	104,400	National-Oilwell Varco, Inc.		6,521,868	6,521,868
	156,200	156,200	Pride International, Inc.		4,384,534	4,384,534
18,000		18,000	Rogers Corp.	672,300		672,300
	159,200	159,200	Todco (Class A)		7,124,200	7,124,200
	88,400	88,400	Weatherford International Ltd.		5,533,840	5,533,840
			Health Care Equipment & Supplies
	89,500	89,500	Fisher Scientific International, Inc.		5,056,750	5,056,750
	157,700	157,700	Mentor Corp.		7,096,500	7,096,500
	151,600	151,600	Respironics, Inc.		5,437,892	5,437,892
	165,300	165,300	St. Jude Medical, Inc.		7,945,971	7,945,971
	282,000	282,000	Varian Medical Systems, Inc.		12,847,920	12,847,920
			Health Care Providers & Services
	90,300	90,300	Caremark Rx, Inc.		4,731,720	4,731,720
30,400	107,400	137,800	Cerner Corp.	2,567,280	9,069,930	11,637,210
	112,600	112,600	DaVita, Inc.		5,537,668	5,537,668
	146,300	146,300	Medco Health Solutions, Inc.		8,265,950	8,265,950
	102,400	102,400	Omnicare, Inc.		5,539,840	5,539,840
			Hotels, Restaurants & Leisure
	278,500	278,500	GTECH Holdings Corp.		8,867,440	8,867,440
	177,900	177,900	Hilton Hotels Corp.		3,460,155	3,460,155
			Internet & Catalog Retail
	173,000	173,000	GSI Commerce, Inc.		2,764,540	2,764,540
	0	—	IAC/InterActive Corp.		3	3
			Internet Services
43,800		43,800	Amazon Com, Inc.	1,746,744		1,746,744
43,500	128,000	171,500	CheckFree Corp.	1,848,750	5,440,000	7,288,750
163,300		163,300	eBay, Inc.	6,466,680		6,466,680
29,000		29,000	Google, Inc. (Class “A” Stock)	10,792,060		10,792,060
146,000		146,000	Yahoo!, Inc.	5,397,620		5,397,620
			Internet Software & Services
	346,300	346,300	Akamai Technologies, Inc.		6,004,842	6,004,842
104,300	147,300	251,600	Digital River, Inc.	2,921,443	4,125,873	7,047,316
149,000		149,000	Digitas, Inc.	1,609,200		1,609,200
	128,600	128,600	Equinix, Inc.		4,744,054	4,744,054
			Media
	227,300	227,300	E.W. Scripps Co. (The) (Class A)		10,410,340	10,410,340
	282,300	282,300	Regal Entertainment Group (Class A)		5,202,789	5,202,789
95,400	234,100	329,500	XM Satellite Radio Holdings, Inc. (Class A)	2,750,382	6,749,103	9,499,485
			Metals & Mining
	37,100	37,100	Arch Coal, Inc.		2,859,297	2,859,297
	302,900	302,900	Goldcorp, Inc.		6,045,884	6,045,884
	264,800	264,800	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)		2,767,160	2,767,160
			Oil, Gas & Consumable Fuels
	113,600	113,600	Nexen, Inc.		4,696,224	4,696,224
	107,700	107,700	Southwestern Energy Co.		7,812,558	7,812,558
			Pharmaceuticals
	382,500	382,500	Andrx Corp		5,917,275	5,917,275
	78,900	78,900	Sepracor, Inc.		4,438,125	4,438,125
			Real Estate
	212,400	212,400	Host Marriot Corp.		3,566,196	3,566,196
		—	Semiconductors & Semiconductor Equipment
107,500		107,500	Applied Materials, Inc.	1,760,850		1,760,850
29,100	123,400	152,500	Broadcom Corp. (Class “A” Stock)	1,235,586	5,239,564	6,475,150
	505,600	505,600	Integrated Device Technology, Inc.		4,995,328	4,995,328

Pro Forma Portfolio of Investments for the Jennison Tech Transaction October 31, 2005 (unaudited)

(continued)

82,600		82,600	Intel Corp.	$1,941,100		$1,941,100
78,400	267,400	345,800	Intersil Corp. (Class A)	1,784,384	$6,086,024	7,870,408
66,800	127,600	194,400	Marvell Technology Group Ltd.	3,100,188	5,921,916	9,022,104
109,000	155,100	264,100	Maxim Integrated Products, Inc.	3,780,120	5,378,868	9,158,988
84,200	226,400	310,600	MEMC Electronic Materials, Inc.	1,510,548	4,061,616	5,572,164
48,800		48,800	Micron Technology, Inc.	633,912		633,912
147,000		147,000	Texas Instruments, Inc.	4,196,850		4,196,850
			Software
124,600	313,200	437,800	Amdocs Ltd.	3,298,162	8,290,404	11,588,566
175,200	667,300	842,500	BEA Systems PLC, Inc.	1,545,264	5,885,586	7,430,850
133,300	352,500	485,800	Business Objects S.A. (ADR) (France)	4,568,191	12,080,175	16,648,366
55,900	158,900	214,800	Citrix Systems, Inc.	1,541,163	4,380,873	5,922,036
60,500	149,100	209,600	Electronic Arts, Inc.	3,441,240	8,480,808	11,922,048
67,100		67,100	Informatica Corp	798,490		798,490
30,700	62,900	93,600	Intuit, Inc.	1,410,051	2,888,997	4,299,048
	278,400	278,400	Macromedia, Inc.		12,227,328	12,227,328
26,300	99,100	125,400	NAVTEQ Corp.	1,028,856	3,876,792	4,905,648
203,500	789,700	993,200	TIBCO Software, Inc.	1,544,565	5,993,823	7,538,388
			Specialty Retail
	100,400	100,400	Advance Auto Parts, Inc.		3,765,000	3,765,000
	149,300	149,300	Chico’s FAS, Inc.		5,903,322	5,903,322
	111,700	111,700	Williams-Sonoma, Inc.		4,368,587	4,368,587
			Telecommunications
66,000		66,000	QUALCOMM, Inc.	2,624,160		2,624,160
			Textiles, Apparel & Luxury Goods
	117,600	117,600	Phillips-Van Heusen Corp.		3,345,720	3,345,720
			Transportation			—
			Wireless Telecommunication Services
150,800	748,300	899,100	Alamosa Holdings, Inc.	2,231,840	11,074,840	13,306,680
	277,200	277,200	American Tower Corp. (Class A)		6,611,220	6,611,220
43,900	174,300	218,200	NII Holdings, Inc.	3,640,188	14,452,956	18,093,144
			Total Common Stocks	130,624,874	528,427,577	659,052,451
			Total Long-Term Investments	130,624,874	528,427,577	659,052,451

			Short-term Investments
3,202,904	248,739,550	251,942,454	Dryden Core Investment Fund-Taxable Money Market Series	3,202,904	248,739,550	251,942,454
		—	Total Short-term Investments	3,202,904	248,739,550	251,942,454

			TOTAL INVESTMENTS	133,827,778	777,167,127	910,994,905
			Liabilities In Excess Of Other Assets	(2,208,300)	(220,205,638)	(222,413,938)
			NET ASSETS	$131,619,478	$556,961,489	$688,580,967

None of the investments must be sold as a result of the Jennison Tech Transaction.

Pro Forma Statements of Assets and Liabilities for the Jennison Tech Transaction

October 31, 2005

(Unaudited)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro-Forma adjustments	Pro-Forma Combined Jennison Emerging Growth Fund
Assets

Investments at value, including securities on loan(C)
Unaffiliated Investments(A)	$130,624,874	$528,427,577		$659,052,451
Affiliated Investments(B)	55,601,164	248,739,550		304,340,714
Cash	177,802	547,102		724,904
Receivable for investments sold	1,134,590	8,152,440		9,287,030
Receivable for Fund shares sold	84,271	903,598		987,869
Dividends and interest receivable	86,346	69,682		156,028
Foreign tax reclaim receivable	223			223
Prepaid expenses	10,413	6,424		16,837
Total assets	187,719,683	786,846,373		974,566,056

Liabilities

Payable to Broker for collateral for securities on loan	52,398,260	223,857,746		276,256,006
Payable for investments purchased	2,648,337	3,795,523		6,443,860
Payable for Fund shares reacquired	311,370	1,045,038		1,356,408
Accrued expenses	316,300	300,213		616,513
Management fee payable	82,952	279,606		362,558
Distribution fee payable	79,519	173,952		253,471
Transfer agent fee payable	263,467	430,594		694,061
Deferred directors’ fees		2,212		2,212
Total liabilities	56,100,205	229,884,884		285,985,089

Net Assets	$131,619,478	$556,961,489		$688,580,967

Net assets were comprised of:
Common stock, at par ($.001 par value; unlimited shares authorized for issuance for each fund)	$18,426	$30,483	$(10,969)	$37,940
Paid-in capital in excess of par	399,230,560	660,905,782	10,969	1,060,147,311
	399,248,986	660,936,265		1,060,185,251
Accumulated net operating loss	(2,622,244)	(2,212)		(2,624,456)
Accumulated net realized loss on investments	(288,379,997)	(199,164,838)		(487,544,835)
Net unrealized appreciation on investments	23,372,733	95,192,274		118,565,007
Net assets, October 31, 2005	$131,619,478	$556,961,489	—	$688,580,967

(A) Unaffiliated Investments at Cost	$107,252,141	$433,235,303			$540,487,444
(B) Affiliated Investments at Cost	$55,601,164	$248,739,550			$304,340,714
(C) Securities Loaned at Value	$51,383,561	$220,094,299			$271,477,860

Class A
Net assets	$44,422,330	$288,884,870			$333,307,200
Shares of common stock issued and outstanding	6,032,571	15,601,756	(3,633,462	)(D)	18,000,865
Net asset value and redemption price per share	$7.36	$18.52			$18.52
Maximum sales charge (5.5% of offering price)	0.43	1.08			1.08
Maximum offering price to public	$7.79	$19.60			$19.60
Class B
Net assets	$62,442,257	$103,285,158			$165,727,415
Shares of common stock issued and outstanding	8,899,576	6,015,686	(5,262,722	)(D)	9,652,540
Net asset value, offering price and redemption price per share	$7.02	$17.17			$17.17
Class C
Net assets	$20,931,285	$31,114,162			$52,045,447
Shares of common stock issued and outstanding)	2,982,820	1,812,221	(1,763,693	)(D)	3,031,348
Net asset value, offering price and redemption price per share	$7.02	$17.17			$17.17
Class R
Net assets	$ N/A	$2,718			$2,718
Shares of common stock issued and outstanding)	N/A	147			147
Net asset value, offering price and redemption price per share	N/A	$18.49			$18.49
Class Z
Net assets	$3,823,606	$133,674,581			$137,498,187
Shares of common stock issued and outstanding)	511,068	7,053,293	(309,317	)(D)	7,255,044
Net asset value, offering price and redemption price per share	$7.48	$18.95			$18.95

(D)  Represents the difference between total additional shares to be issued (see note 2 and current Jennison US Emerging Growth Fund shares outstanding)

See Notes to Pro-Forma Financial Statements

PRO FORMA STATEMENTS OF OPERATIONS FOR THE JENNISON TECH TRANSACTION

For the Year Ended October 31, 2005

(unaudited)

	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjusting Entries		Pro-Forma Combined Jennison Emerging Growth Fund

Statement of Operations
Income:
Interest	—	—			—
Unaffiliated Dividend Income	$334,872	$1,548,708			$1,883,580
Affiliated Dividend Income	48,042	264,975			313,017
Unaffiliated Income from Securities Loaned	—	—			—
Affiliated Income from Securities Loaned	160,384	505,658			666,042
Foreign taxes Withheld	—	(16,427)			(16,427)
Total Income	543,298	2,302,914			2,846,212

Expenses:
Management Fee	1,054,883	3,252,862	(210,963	)(a)	4,096,782
Distribution Fees - Class A	111,022	672,772			783,794
Distribution Fees - Class B	685,778	1,141,787			1,827,565
Distribution Fees - Class C	229,160	322,055			551,215
Distribution Fees - Class L	—	—			—
Distribution Fees - Class M	—	—			—
Distribution Fees - Class R	—	5			5
Distribution Fees - Class X	—	—			—
Transfer Agent Fees	777,000	1,401,000	—		2,178,000
Accounting & Custody **	80,000	80,000	(65,000	)(a)	95,000
Legal and Audit Fees	38,000	68,000	(34,000	)(a)	72,000
Directors Fees	15,000	19,000	(15,000	)(a)	19,000
Reports to Shareholders	34,000	233,000	(27,000	)(a)	240,000
Registration Fees	50,000	68,000	(34,000	)(a)	84,000
Miscellaneous Expenses	15,297	31,084	(13,381	)(a)	33,000

Total Expenses	3,090,140	7,289,565	(399,344)		9,980,361
Less: Expense Reimbursement **	—	—	(341,399)		(341,399)

Net Expenses	3,090,140	7,289,565	(740,743)		9,638,962

Net Investment Income (Loss)	(2,546,842)	(4,986,651)	740,743		(6,792,750)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	13,014,916	82,303,007	—		95,317,923
Futures	—	—	—		—
Options Written	98,815	801,462	—		900,277
Foreign Currency	—	6	—		6
	13,113,731	83,104,475	—		96,218,206

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,195,302	22,001,105	—		27,196,407
Futures	—	—	—		—
Options Written	1,133,468	2,669,691	—		3,803,159
Foreign Currency	—	—	—		—
	6,328,770	24,670,796	—		30,999,566

Net Gain (Loss) on Investments	19,442,501	107,775,271	—		127,217,772

Net Increase (Decrease) in Net Assets Resulting From Operations	$16,895,659	$102,788,620	740,743		$120,425,022

**— Amounts have been restated to reflect current fee rates and related impact on expense ratio/subsidy.

(a) Assumes savings on fund fees due to consolidation.

Jennison Tech Transaction

Notes to Pro-Forma Financial Statements

(unaudited)

1.     Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2005 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended October 31, 2005, reflect the accounts of Jennison Emerging Growth Fund (the “acquiring” fund) and Jennison Tech Fund (the “target” fund), each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of Jennison Tech Fund in exchange for shares in Jennison Emerging Growth Fund.  The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.     Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, and Z shares of Jennison Emerging Growth Fund, which would have been issued on October 31, 2005 in connection with the proposed reorganization.  Shareholders of Jennison Tech Fund would become shareholders of Jennison Emerging Growth Fund, receiving shares of Jennison Emerging Growth Fund equal to the value of their holdings in Jennison Tech Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2005 net assets of Jennison Tech Fund and Jennison Emerging Growth Fund, the net asset value per share of as follows:

Jennison Emerging Growth Fund		Net Assets of Target Funds	Per Share
Additional Shares Issued		10/31/05	10/31/05
Class A	2,399,109	$44,422,330	$18.52
Class B	3,636,854	$62,442,257	$17.17
Class C	1,219,127	$20,931,285	$17.17
Class Z	201,751	$3,823,606	$18.95

3.     Pro-Forma Operations – The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Jennison Emerging Growth Fund at the combined level of average net assets for the twelve months ended October 31, 2005.  The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.     Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price.  Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.  When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.  Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.    Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

5.     Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.     Taxes - For Federal income tax purposes, the acquiring fund and each of the target funds is treated as a separate taxpaying entity.  It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  Jennison Tech Fund had a capital loss carry forward of $286,218,139 as of November 30, 2005, which will have an annual limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.  Jennison Emerging Growth Fund had a capital loss carryforward of $198,229,419 as of October 31, 2005.

Pro Forma Portfolio of Investments for the SP OTC and Jennison Tech Transactions

October 31, 2005

(Unaudited)

		Jennison	Pro-forma combined Jennison					Pro-forma combined
	Jennison	Emerging	Emerging				Jennison	Jennison
SP OTC	Tech	Growth	Growth	Long-Term Investments		Jennison	Emerging	Emerging
Shares	Shares	Shares	Shares	Common Stock	SP OTC	Tech	Growth	Growth

				Advertising
1,587			1,587	Lamar Advertising Co.	$70,812			$70,812
				Air Freight & Logistics
		131,000	131,000	UTI Worldwide, Inc.			$11,205,740	11,205,740
				Automobile Manufacturers
3,588			3,588	PACCAR, Inc.	251,232			251,232
				Biotechnology
10,764			10,764	Amgen, Inc.	815,480			815,480
6,900			6,900	Biogen Idec, Inc.	280,347			280,347
3,105		92,600	95,705	Celgene Corp	174,191		5,194,860	5,369,051
4,899			4,899	Chiron Corp.	216,242			216,242
6,072			6,072	Genzyme Corp	439,005			439,005
		113,900	113,900	ImClone Systems, Inc			3,952,330	3,952,330
966		76,100	77,066	Invitrogen Corp	61,428		4,839,199	4,900,627
4,968	50,100	133,000	188,068	MedImmune, Inc.	173,781	$1,752,498	4,652,340	6,578,619
		232,200	232,200	MGI Pharma, Inc.			4,356,072	4,356,072
6,348			6,348	Millennium Pharmaceuticals, Inc.	57,894			57,894
				Broadcasting
26,979			26,979	Sirius Satellite Radio, Inc.	168,349			168,349
				Cable Television
4,554			4,554	Liberty Global, Inc. (Class A)	112,803			112,803
				Capital Markets
	103,600	377,600	481,200	Ameritrade Holdings Corp		2,178,708	7,940,928	10,119,636
		224,200	224,200	Eaton Vance Corp			5,580,338	5,580,338
		291,400	291,400	Lazard Ltd. (Class A)			7,532,690	7,532,690
		80,900	80,900	Legg Mason, Inc.			8,681,379	8,681,379
		179,100	179,100	Nuveen Investments, Inc. (Class A)			7,248,177	7,248,177
				Chemicals
		171,200	171,200	Ecolab, Inc.			5,663,296	5,663,296
		143,100	143,100	Monsanto Co.			9,016,731	9,016,731
1,242			1,242	Sigma-Aldrich Corp.	79,115			79,115
				Commercial Services & Supplies
		78,500	78,500	Administaff, Inc.			3,322,120	3,322,120
3,450			3,450	Appollo Group, Inc. (Class A)	217,419			217,419
		216,700	216,700	ARAMARK Corp. (Class B)			5,508,514	5,508,514
1,932			1,932	Career Education Corp.	68,760			68,760
		103,200	103,200	Dun & Bradstreet Corp. (The)			6,534,624	6,534,624
		126,600	126,600	Iron Mountain, Inc.			4,937,400	4,937,400
	233,200	567,000	800,200	Monster Worldwide, Inc.		7,651,292	18,603,270	26,254,562
6,762	71,500	80,000	158,262	Paychex, Inc.	262,095	2,771,340	3,100,800	6,134,235
		118,400	118,400	Robert Half International, Inc.			4,366,592	4,366,592
		69,100	69,100	Stericycle, Inc.			3,977,396	3,977,396
				Communications Equipment
3,933	103,500	404,400	511,833	Comverse Technology, Inc.	98,718	2,597,850	10,150,440	12,847,008
	151,000		151,000	Extreme Networks, Inc.		729,330		729,330
	82,400		82,400	Nokia Corp., ADR (Finland)		1,385,968		1,385,968
	38,400		38,400	Scientific-Atlanta, Inc.		1,360,896		1,360,896
				Computer & Peripherals
21,735	51,200	74,600	147,535	Apple Computer, Inc.	1,251,719	2,948,608	4,296,214	8,496,541
	48,000	209,500	257,500	Avid Technology, Inc.		2,363,040	10,313,685	12,676,725

Pro Forma Portfolio of Investments for the SP OTC and Jennison Tech Transactions October 31, 2005 (unaudited)  (continued)

16,560	62,000		78,560	Dell, Inc.	$527,933	$1,976,560		$2,504,493
	57,500	227,500	285,000	Rackable Systems, Inc.		799,250	$3,162,250	3,961,500
3,588			3,588	Research in Motion Ltd.	220,626			220,626
3,105			3,105	SanDisk Corp.	182,853			182,853
27,807			27,807	Sun Microsystems, Inc.	111,228			111,228
2,484			2,484	Synopsys, Inc.	47,072			47,072
	45,700	132,900	178,600	UNOVA, Inc.		1,416,700	4,119,900	5,536,600
				Computer Services & Software
9,039	122,300		131,339	Adobe Systems, Inc.	291,508	3,944,175		4,235,683
4,485			4,485	Autodesk, Inc.	202,408			202,408
4,554			4,554	Check Point Software Technologies Ltd.	101,828			101,828
2,484			2,484	Cognizant Technology Solutions Corp.	109,246			109,246
	159,300		159,300	EMC Corp.		2,223,828		2,223,828
69,207	110,300		179,507	Microsoft Corp.	1,778,620	2,834,710		4,613,330
40,434			40,434	Oracle Corp.	512,703			512,703
	38,600		38,600	SAP AG ADR (Germany)		1,657,484		1,657,484
				Containers & Packaging
4,692			4,692	Smurfit-Stone Container Corp.	49,547			49,547
				Computers - Networking
42,849	138,700		181,549	Cisco Systems, Inc.	747,715	2,420,315		3,168,030
6,900			6,900	Juniper Networks, Inc.	160,977			160,977
7,245			7,245	Network Appliance, Inc.	198,223			198,223
				Distribution/Wholesale
1,587			1,587	CDW Corp.	89,428			89,428
1,380			1,380	Fastenal Co.	96,779			96,779
				Diversified Consumer Services
		125,800	125,800	Education Management Corp.			3,879,672	3,879,672
				Electric Equipment & Instruments
		36,600	36,600	Amphenol Corp. (Class A)			1,462,902	1,462,902
	39,500	109,900	149,400	Cogent, Inc.		1,048,725	2,917,845	3,966,570
	52,900		52,900	Ingram Micro, Inc. (Class A)		957,490		957,490
		235,600	235,600	Insight Enterprises, Inc.			4,834,512	4,834,512
	53,000	109,300	162,300	Tektronix, Inc.		1,217,940	2,511,714	3,729,654
				Electronic Components & Equipment
3,657			3,657	American Power Conversion Corp.	78,223			78,223
7,728			7,728	Linear Technology Corp.	256,647			256,647
1,863			1,863	Molex, Inc.	47,153			47,153
				Electronics
11,661			11,661	Flextronics International Ltd.	108,331			108,331
1,863			1,863	Garmin Ltd.	106,992			106,992
10,557			10,557	Sanmina-SCI Corp.	38,533			38,533
				Energy Equipment & Services
		213,100	213,100	Grant Prideco, Inc.			8,287,459	8,287,459
		104,400	104,400	National-Oilwell Varco, Inc.			6,521,868	6,521,868
		156,200	156,200	Pride International, Inc.			4,384,534	4,384,534
	18,000		18,000	Rogers Corp.		672,300		672,300
		159,200	159,200	Todco (Class A)			7,124,200	7,124,200
		88,400	88,400	Weatherford International Ltd.			5,533,840	5,533,840
				Entertainment & Leisure
2,001			2,001	Wynn Resorts Ltd.	93,407			93,407
				Food
1,242			1,242	Whole Foods Market, Inc.	179,009			179,009
				Health Care Equipment & Supplies
		89,500	89,500	Fisher Scientific International, Inc.			5,056,750	5,056,750
		157,700	157,700	Mentor Corp.			7,096,500	7,096,500
		151,600	151,600	Respironics, Inc.			5,437,892	5,437,892
		165,300	165,300	St. Jude Medical, Inc.			7,945,971	7,945,971
		282,000	282,000	Varian Medical Systems, Inc.			12,847,920	12,847,920

Pro Forma Portfolio of Investments for the SP OTC and Jennison Tech Transactions October 31, 2005 (unaudited)  (continued)

				Health Care Products
6,279			6,279	Biomet, Inc.	$218,697			$218,697
				Health Care Providers & Services
		90,300	90,300	Caremark Rx, Inc.			$4,731,720	4,731,720
	30,400	107,400	137,800	Cerner Corp.		$2,567,280	9,069,930	11,637,210
		112,600	112,600	DaVita, Inc.			5,537,668	5,537,668
1,794			1,794	Lincare Holdings, Inc.	73,285			73,285
		146,300	146,300	Medco Health Solutions, Inc.			8,265,950	8,265,950
		102,400	102,400	Omnicare, Inc.			5,539,840	5,539,840
				Hotels, Restaurants & Leisure
		278,500	278,500	GTECH Holdings Corp.			8,867,440	8,867,440
		177,900	177,900	Hilton Hotels Corp.			3,460,155	3,460,155
				Internet & Catalog Retail
		173,000	173,000	GSI Commerce, Inc.			2,764,540	2,764,540
6,624		0	6,624	IAC/InterActive Corp.	169,574		3	169,577
				Internet Services
5,106	43,800		48,906	Amazon Com, Inc.	203,627	1,746,744		1,950,371
	43,500	128,000	171,500	CheckFree Corp.		1,848,750	5,440,000	7,288,750
18,975	163,300		182,275	eBay, Inc.	751,410	6,466,680		7,218,090
	29,000		29,000	Google, Inc. (Class “A” Stock)		10,792,060		10,792,060
23,511			23,511	Symantec Corp.	560,737			560,737
4,692			4,692	VeriSign, Inc.	110,872			110,872
12,696	146,000		158,696	Yahoo!, Inc.	469,371	5,397,620		5,866,991
				Internet Software & Services
		346,300	346,300	Akamai Technologies, Inc.			6,004,842	6,004,842
	104,300	147,300	251,600	Digital River, Inc.		2,921,443	4,125,873	7,047,316
	149,000		149,000	Digitas, Inc.		1,609,200		1,609,200
		128,600	128,600	Equinix, Inc.			4,744,054	4,744,054
				Media
17,871			17,871	Comcast Corp. (Class A)	497,350			497,350
		227,300	227,300	E.W. Scripps Co. (The) (Class A)			10,410,340	10,410,340
4,140			4,140	EchoStar Communications Corp. (Class A)	111,242			111,242
		282,300	282,300	Regal Entertainment Group (Class A)			5,202,789	5,202,789
4,278	95,400	234,100	333,778	XM Satellite Radio Holdings, Inc. (Class A)	123,335	2,750,382	6,749,103	9,622,820
				Medical Supplies & Equipment
2,484			2,484	Patterson Cos, Inc.	102,788			102,788
				Metals & Mining
		37,100	37,100	Arch Coal, Inc.			2,859,297	2,859,297
		302,900	302,900	Goldcorp, Inc.			6,045,884	6,045,884
		264,800	264,800	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)			2,767,160	2,767,160
				Oil, Gas & Consumable Fuels
		113,600	113,600	Nexen, Inc.			4,696,224	4,696,224
		107,700	107,700	Southwestern Energy Co.			7,812,558	7,812,558
				Pharmaceuticals
		382,500	382,500	Andrx Corp			5,917,275	5,917,275
2,484			2,484	Express Scripts, Inc.	187,318			187,318
8,418			8,418	Gilead Sciences, Inc.	397,751			397,751
1,932		78,900	80,832	Sepracor, Inc.	108,675		4,438,125	4,546,800
8,970			8,970	Teva Pharmaceutical Industries Ltd., ADR	341,936			341,936
				Precious Metals
1,449			1,449	Dentsply International, Inc.	79,898			79,898
				Real Estate
		212,400	212,400	Host Marriot Corp.			3,566,196	3,566,196
				Retail
7,452			7,452	Bed Bath & Beyond, Inc.	301,955			301,955
4,761			4,761	Costco Wholesale, Inc.	230,242			230,242
1,932			1,932	Dollar Tree Stores, Inc.	41,654			41,654
2,691			2,691	PetSmart, Inc.	63,238			63,238

Pro Forma Portfolio of Investments for the SP OTC and Jennison Tech Transactions October 31, 2005 (unaudited)  (continued)

2,691			2,691	Ross Stores, Inc.	$72,765			$72,765
3,243			3,243	Sears Holdings Corp.	389,971			389,971
9,246			9,246	Staples, Inc.	210,161			210,161
20,010			20,010	Starbucks Corp.	565,883			565,883
			—	Semiconductors & Semiconductor Equipment
9,798			9,798	Altera Corp.	163,137			163,137
15,732	107,500		123,232	Applied Materials, Inc.	257,690	$1,760,850		2,018,540
4,692			4,692	ATI Technologies, Inc.	67,799			67,799
4,830	29,100	123,400	157,330	Broadcom Corp. (Class “A” Stock)	205,082	1,235,586	$5,239,564	6,680,232
		505,600	505,600	Integrated Device Technology, Inc.			4,995,328	4,995,328
40,020	82,600		122,620	Intel Corp.	940,470	1,941,100		2,881,570
2,898	78,400	267,400	348,698	Intersil Corp. (Class A)	65,959	1,784,384	6,086,024	7,936,367
4,485			4,485	KLA-Tencor Corp.	207,611			207,611
2,622			2,622	Lam Research Corp.	88,466			88,466
5,037	66,800	127,600	199,437	Marvell Technology Group Ltd.	233,767	3,100,188	5,921,916	9,255,871
8,625	109,000	155,100	272,725	Maxim Integrated Products, Inc.	299,115	3,780,120	5,378,868	9,458,103
	84,200	226,400	310,600	MEMC Electronic Materials, Inc.		1,510,548	4,061,616	5,572,164
3,243			3,243	Microchip Technology, Inc.	97,841			97,841
	48,800		48,800	Micron Technology, Inc.		633,912		633,912
2,622			2,622	Novellus Systems, Inc.	57,317			57,317
1,725			1,725	Qlogic Corp.	52,026			52,026
	147,000		147,000	Texas Instruments, Inc.		4,196,850		4,196,850
8,694			8,694	Xilinx, Inc.	208,221			208,221
				Software
	124,600	313,200	437,800	Amdocs Ltd.		3,298,162	8,290,404	11,588,566
6,831	175,200	667,300	849,331	BEA Systems PLC, Inc.	60,249	1,545,264	5,885,586	7,491,099
	133,300	352,500	485,800	Business Objects S.A. (ADR) (France)		4,568,191	12,080,175	16,648,366
3,795	55,900	158,900	218,595	Citrix Systems, Inc.	104,628	1,541,163	4,380,873	6,026,664
5,727	60,500	149,100	215,327	Electronic Arts, Inc.	325,752	3,441,240	8,480,808	12,247,800
4,416			4,416	Fiserv, Inc.	192,891			192,891
	67,100		67,100	Informatica Corp		798,490		798,490
4,278	30,700	62,900	97,878	Intuit, Inc.	196,488	1,410,051	2,888,997	4,495,536
		278,400	278,400	Macromedia, Inc.			12,227,328	12,227,328
1,725			1,725	Mercury Interactive Corp.	60,013			60,013
	26,300	99,100	125,400	NAVTEQ Corp.		1,028,856	3,876,792	4,905,648
2,208			2,208	Pixar, Inc.	112,012			112,012
11,454			11,454	Siebel Systems, Inc.	118,549			118,549
	203,500	789,700	993,200	TIBCO Software, Inc.		1,544,565	5,993,823	7,538,388
				Specialty Retail
		100,400	100,400	Advance Auto Parts, Inc.			3,765,000	3,765,000
		149,300	149,300	Chico’s FAS, Inc.			5,903,322	5,903,322
		111,700	111,700	Williams-Sonoma, Inc.			4,368,587	4,368,587
				Telecommunications
35,397			35,397	JDS Uniphase Corp.	74,334			74,334
12,972			12,972	Level 3 Communications, Inc.	37,619			37,619
6,693			6,693	MCI, Inc.	133,191			133,191
1,725			1,725	NTL, Inc.	105,777			105,777
36,984	66,000		102,984	QUALCOMM, Inc.	1,470,484	2,624,160		4,094,644
2,415			2,415	Telefonaktiebolaget LM Ericsson (ADR)	79,236			79,236
4,761			4,761	Tellabs, Inc.	45,515			45,515
				Textiles, Apparel & Luxury Goods
3,795			3,795	Cintas Corp.	153,963			153,963
		117,600	117,600	Phillips-Van Heusen Corp.			3,345,720	3,345,720
				Transportation				—
3,174			3,174	C.H. Robinson Worldwide, Inc.	111,915			111,915
1,932			1,932	Expeditors International of Washington, Inc.	117,215			117,215
				Wireless Telecommunication Services
	150,800	748,300	899,100	Alamosa Holdings, Inc.		2,231,840	11,074,840	13,306,680

Pro Forma Portfolio of Investments for the SP OTC and Jennison Tech Transactions October 31, 2005 (unaudited)  (continued)

		277,200	277,200	American Tower Corp. (Class A)			$6,611,220	$6,611,220
	43,900	174,300	218,200	NII Holdings, Inc.		$3,640,188	14,452,956	18,093,144
				Total Common Stocks	$23,964,446	130,624,874	528,427,577	683,016,897
				Total Long-Term Investments	23,964,446	130,624,874	528,427,577	683,016,897

				Short-term Investments
				Registered Investment Companies
1,322,754			1,322,754	BlackRock Provident Institutional Funds TempCash Portfolio	1,322,754			1,322,754
	3,202,904	248,739,550	251,942,454	Dryden Core Investment Fund-Taxable Money Market Series		3,202,904	248,739,550	251,942,454
			—	Total Short-term Investments	1,322,754	3,202,904	248,739,550	253,265,208

				TOTAL INVESTMENTS	25,287,200	133,827,778	777,167,127	936,282,105
				Assets/Liabilities In Excess Of Other Assets/Liabilities	600,362	(2,208,300)	(220,205,638)	(221,813,576)
				NET ASSETS	25,887,562	131,619,478	556,961,489	714,468,529

None of the investments must be sold as a result of the SP OTC and Jennison Tech Transactions.

Pro Forma Statements of Assets and Liabilities for the SP OTC and Jennison Tech Transactions

October 31, 2005

(unaudited)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro-Forma adjustments	Pro-Forma Combined Jennison Emerging Growth Fund
Assets

Investments at value, including securities on loan(C)
Unaffiliated Investments(A)	$25,287,200	$130,624,874	$528,427,577		$684,339,651
Affiliated Investments(B)		55,601,164	248,739,550		304,340,714
Cash	774,541	177,802	547,102		1,499,445
Receivable for investments sold		1,134,590	8,152,440		9,287,030
Receivable for Fund shares sold	2,408	84,271	903,598		990,277
Dividends and interest receivable	4,777	86,346	69,682		160,805
Receivable for Futures Variation Margin	138,320				138,320
Foreign tax reclaim receivable		223			223
Prepaid expenses	8,728	10,413	6,424		25,565
Total assets	26,215,974	187,719,683	786,846,373		1,000,782,030

Liabilities

Payable to Broker for collateral for securities on loan		52,398,260	223,857,746		276,256,006
Payable to Investment Manager	138,068				138,068
Payable for investments purchased		2,648,337	3,795,523		6,443,860
Payable for Fund shares reacquired	54,593	311,370	1,045,038		1,411,001
Accrued expenses	47,402	316,300	300,213		663,915
Management fee payable		82,952	279,606		362,558
Distribution fee payable	17,426	79,519	173,952		270,897
Transfer agent fee payable	70,034	263,467	430,594		764,095
Deferred directors’ fees	889		2,212		3,101
Total liabilities	328,412	56,100,205	229,884,884		286,313,501

Net Assets	$25,887,562	$131,619,478	$556,961,489		$714,468,529

Net assets were comprised of:
Common stock, at par ($.001 par value; unlimited shares authorized for issuance for each fund)	$9,790	$18,426	$30,483	$(19,280)	$39,419
Paid-in capital in excess of par	60,535,485	399,230,560	660,905,782	19,280	1,120,691,107
	60,545,275	399,248,986	660,936,265		1,120,730,526
Accumulated net operating loss	(889)	(2,622,244)	(2,212)		(2,625,345)
Accumulated net realized loss on investments	(41,425,194)	(288,379,997)	(199,164,838)		(528,970,029)
Net unrealized appreciation on investments	6,768,370	23,372,733	95,192,274		125,333,377
Net assets, October 31, 2005	$25,887,562	$131,619,478	$556,961,489	—	$714,468,529

(A) Unaffiliated Investments at Cost	$18,442,610	$107,252,141	$433,235,303			$558,930,054
(B) Affiliated Investments at Cost	$—	$55,601,164	$248,739,550			$304,340,714
(C) Securities Loaned at Value	$—	$51,383,561	$220,094,299			$271,477,860

Class A
Net assets	$1,857,089	$44,422,330	$288,884,870			$335,164,289
Shares of common stock issued and outstanding	687,358	6,032,571	15,601,756	(4,220,524	)(D)	18,101,161
Net asset value and redemption price per share	$2.70	$7.36	$18.52			$18.52
Maximum sales charge (5.5% of offering price)	0.16	0.43	1.08			1.08
Maximum offering price to public	$2.86	$7.79	$19.60			$19.60
Class B
Net assets	$539,426	$62,442,257	$103,285,158			$166,266,841
Shares of common stock issued and outstanding	205,588	8,899,576	6,015,686	(5,436,892	)(D)	9,683,958
Net asset value, offering price and redemption price per share	$2.62	$7.02	$17.17			$17.17
Class C
Net assets	$7,634,188	$20,931,285	$31,114,162			$59,679,635
Shares of common stock issued and outstanding	2,908,375	2,982,820	1,812,221	(4,227,420	)(D)	3,475,996
Net asset value, offering price and redemption price per share	$2.62	$7.02	$17.17			$17.17

Class L
Net assets	$5,014,460	$ N/A	$ N/A			$5,014,460
Shares of common stock issued and outstanding	1,870,073	N/A	N/A	(1,599,258	)(D)	270,815
Net asset value, offering price and redemption price per share	$2.68	N/A	N/A			$18.52
Class M
Net assets	$9,885,709	$ N/A	N/A			$9,885,709
Shares of common stock issued and outstanding	3,754,875	N/A	N/A	(3,179,089	)(D)	575,786
Net asset value, offering price and redemption price per share	$2.63	N/A	N/A			$17.17
Class R
Net assets	N/A	N/A	$2,718			$2,718
Shares of common stock issued and outstanding	N/A	N/A	147			147
Net asset value, offering price and redemption price per share	N/A	N/A	$18.49			$18.49
Class X
Net assets	$956,690	$ N/A	$ N/A	—		$956,690
Shares of common stock issued and outstanding	363,411	N/A	N/A	(307,689	)(D)	55,722
Net asset value, offering price and redemption price per share	$2.63	N/A	N/A			$17.17
Class Z
Net assets	$ N/A	$3,823,606	$133,674,581			$137,498,187
Shares of common stock issued and outstanding	N/A	511,068	7,053,293	(309,317	)(D)	7,255,044
Net asset value, offering price and redemption price per share	N/A	$7.48	$18.95			$18.95

(D)  Represents the difference between total additional shares to be issued (see note 2 and current Jennison Emerging Growth Fund shares outstanding)

See Notes to Pro-Forma Financial Statements

PRO FORMA STATEMENTS OF OPERATIONS FOR THE SP OTC and Jennison Tech Transactions

For the Year Ended October 31, 2005

(unaudited)

	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjusting Entries		Pro-Forma Combined Jennison Emerging Growth Fund
Statement of Operations
Income:
Interest	$550	—	—			$550
Unaffiliated Dividend Income	496,680	$334,872	$1,548,708			2,380,260
Affiliated Dividend Income	—	48,042	264,975			313,017
Unaffiliated Income from Securities Loaned	8,031	—	—			8,031
Affiliated Income from Securities Loaned	—	160,384	505,658			666,042
Foreign taxes Withheld	(738)	—	(16,427)			(17,165)
Total Income	504,523	543,298	2,302,914			3,350,735

Expenses:
Management Fee	274,382	1,054,883	3,252,862	(291,624	)(a)	4,290,503
Distribution Fees - Class A	4,403	111,022	672,772			788,197
Distribution Fees - Class B	6,251	685,778	1,141,787			1,833,816
Distribution Fees - Class C	96,122	229,160	322,055			647,337
Distribution Fees - Class L	31,121	—	—			31,121
Distribution Fees - Class M	127,030	—	—			127,030
Distribution Fees - Class R	—	—	5			5
Distribution Fees - Class X	13,544	—	—			13,544
Transfer Agent Fees	128,000	777,000	1,401,000	—		2,306,000
Accounting & Custody **	51,000	80,000	80,000	(104,000	)(a)	107,000
Legal and Audit Fees	27,000	38,000	68,000	(58,000	)(a)	75,000
Directors Fees	14,000	15,000	19,000	(26,000	)(a)	22,000
Reports to Shareholders	28,000	34,000	233,000	(50,000	)(a)	245,000
Registration Fees	49,000	50,000	68,000	(80,000	)(a)	87,000
Miscellaneous Expenses	10,816	15,297	31,084	(22,197	)(a)	35,000

Total Expenses	860,669	3,090,140	7,289,565	(631,821)		10,608,553
Less: Expense Reimbursement **	(178,613)	—	—	(107,439)		(286,052)

Net Expenses	682,056	3,090,140	7,289,565	(739,260)		10,322,501

Net Investment Income (Loss)	(177,533)	(2,546,842)	(4,986,651)	739,260		(6,971,766)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,092,460	13,014,916	82,303,007	—		96,410,383
Futures	1,163,310	—	—	—		1,163,310
Options Written	—	98,815	801,462	—		900,277
Foreign Currency	—	—	6	—		6
	2,255,770	13,113,731	83,104,475	—		98,473,976

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	366,141	5,195,302	22,001,105	—		27,562,548
Futures	(801,412)	—	—	—		(801,412)
Options Written	—	1,133,468	2,669,691	—		3,803,159
Foreign Currency	—	—	—	—		—
	(435,271)	6,328,770	24,670,796	—		30,564,295

Net Gain (Loss) on Investments	1,820,499	19,442,501	107,775,271	—		129,038,271

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,642,966	$16,895,659	$102,788,620	739,260		$122,066,505

**— Amounts have been restated to reflect current fee rates and related impact on expense ratio/subsidy.

(a) Assumes savings on fund fees due to consolidation.

SP OTC and Jennison Tech Transactions

Notes to Pro-Forma Financial Statements

(unaudited)

1.     Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2005 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended October 31, 2005, reflect the accounts of Jennison Emerging Growth Fund (the “acquiring” fund), and SP OTC Fund and Jennison Tech Fund (the “target” funds), each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of SP OTC Fund and Jennison Tech Fund in exchange for shares in Jennison Emerging Growth Fund.  The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.     Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, X and Z shares of Jennison Emerging Growth Fund, which would have been issued on October 31, 2005 in connection with the proposed reorganization.  Shareholders of SP OTC Fund and Jennison Tech Fund would become shareholders of Jennison Emerging Growth Fund, receiving shares of Jennison Emerging Growth Fund equal to the value of their holdings in SP OTC Fund and Jennison Tech Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2005 net assets of SP OTC Fund, Jennison Tech Fund and Jennison Emerging Growth Fund, the net asset value per share of as follows:

Jennison Emerging Growth Fund		Net of Target Funds Assets	Per Share
Additional Shares Issued		10/31/05	10/31/05
Class A	2,499,405	$46,279,419	$18.52
Class B	3,668,272	$62,981,683	$17.17
Class C	1,663,775	$28,565,473	$17.17
Class L	270,815	$5,014,460	$18.52
Class M	575,786	$9,885,709	$17.17
Class X	55,722	$956,690	$17.17
Class Z	201,751	$3,823,606	$18.95

3.     Pro-Forma Operations – The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Jennison Emerging Growth Fund at the combined level of average net assets for the twelve months ended October 31, 2005.  The Pro- Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.     Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price.  Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.  When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.  Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.   Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

5.     Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.     Taxes - For Federal income tax purposes, the acquiring fund and each of the target funds is treated as a separate taxpaying entity.  It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  SP OTC Fund and Jennison Tech Fund had a capital loss carry forward of $35,558,033 and $286,218,139, as of October 31, 2005 and November 30, 2005, respectively, all of which will have an annual limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.  Jennison Emerging Growth had a capital loss carryforward of $198,229,419 as of October 31, 2005.

Pro Forma Portfolio of Investments for the SP Tech and Jennison Tech Transactions

October 31, 2005

(Unaudited)

		Jennison	Pro-forma combined Jennison					Pro-forma combined
	Jennison	Emerging	Emerging				Jennison	Jennison
SP Tech	Tech	Growth	Growth	Long-Term Investments		Jennison	Emerging	Emerging
Shares	Shares	Shares	Shares	Common Stock	SP Tech	Tech	Growth	Growth

				Air Freight & Logistics
		131,000	131,000	UTI Worldwide, Inc.			$11,205,740	$11,205,740
				Biotechnology
		92,600	92,600	Celgene Corp			5,194,860	5,194,860
		113,900	113,900	ImClone Systems, Inc			3,952,330	3,952,330
		76,100	76,100	Invitrogen Corp			4,839,199	4,839,199
	50,100	133,000	183,100	MedImmune, Inc.		$1,752,498	4,652,340	6,404,838
		232,200	232,200	MGI Pharma, Inc.			4,356,072	4,356,072
				Business Services
13,500			13,500	Accenture Ltd. (Class “A” Stock)	$355,185			355,185
10,300			10,300	Automatic Data Processing, Inc.	480,598			480,598
				Capital Markets
	103,600	377,600	481,200	Ameritrade Holdings Corp		2,178,708	7,940,928	10,119,636
		224,200	224,200	Eaton Vance Corp			5,580,338	5,580,338
		291,400	291,400	Lazard Ltd. (Class A)			7,532,690	7,532,690
		80,900	80,900	Legg Mason, Inc.			8,681,379	8,681,379
		179,100	179,100	Nuveen Investments, Inc. (Class A)			7,248,177	7,248,177
				Chemicals
		171,200	171,200	Ecolab, Inc.			5,663,296	5,663,296
		143,100	143,100	Monsanto Co.			9,016,731	9,016,731
				Commercial Services & Supplies
		78,500	78,500	Administaff, Inc.			3,322,120	3,322,120
		216,700	216,700	ARAMARK Corp. (Class B)			5,508,514	5,508,514
		103,200	103,200	Dun & Bradstreet Corp. (The)			6,534,624	6,534,624
		126,600	126,600	Iron Mountain, Inc.			4,937,400	4,937,400
	233,200	567,000	800,200	Monster Worldwide, Inc.		7,651,292	18,603,270	26,254,562
	71,500	80,000	151,500	Paychex, Inc.		2,771,340	3,100,800	5,872,140
		118,400	118,400	Robert Half International, Inc.			4,366,592	4,366,592
		69,100	69,100	Stericycle, Inc.			3,977,396	3,977,396
				Communications Equipment
17,000	103,500	404,400	524,900	Comverse Technology, Inc.	426,700	2,597,850	10,150,440	13,174,990
	151,000		151,000	Extreme Networks, Inc.		729,330		729,330
	82,400		82,400	Nokia Corp., ADR (Finland)		1,385,968		1,385,968
	38,400		38,400	Scientific-Atlanta, Inc.		1,360,896		1,360,896
				Computer & Peripherals
10,000	51,200	74,600	135,800	Apple Computer, Inc.	575,900	2,948,608	4,296,214	7,820,722
	48,000	209,500	257,500	Avid Technology, Inc.		2,363,040	10,313,685	12,676,725
11,300	62,000		73,300	Dell, Inc.	360,244	1,976,560		2,336,804
	57,500	227,500	285,000	Rackable Systems, Inc.		799,250	3,162,250	3,961,500
	45,700	132,900	178,600	UNOVA, Inc.		1,416,700	4,119,900	5,536,600
				Computer Services & Software
17,300	122,300		139,600	Adobe Systems, Inc.	557,925	3,944,175		4,502,100
12,700			12,700	Check Point Software Technologies Ltd.	283,972			283,972
9,500			9,500	Cognizant Technology Solutions Corp.	417,810			417,810
9,800			9,800	Cognos, Inc.	367,794			367,794
28,500	159,300		187,800	EMC Corp.	397,860	2,223,828		2,621,688
4,500			4,500	Infosys Technologies Ltd., ADR	306,000			306,000
14,700	110,300		125,000	Microsoft Corp.	377,790	2,834,710		3,212,500
12,200			12,200	Oracle Corp.	154,696			154,696
7,400	38,600		46,000	SAP AG ADR (Germany)	317,756	1,657,484		1,975,240

Pro Forma Portfolio of Investments for the SP Tech and Jennison Tech Transactions (unaudited) (continued)

				Computers - Networking
26,000	138,700		164,700	Cisco Systems, Inc.	$453,700	$2,420,315		$2,874,015
17,500			17,500	Juniper Networks, Inc.	408,275			408,275
12,500			12,500	Network Appliance, Inc.	342,000			342,000
				Diversified Consumer Services
		125,800	125,800	Education Management Corp.			$3,879,672	3,879,672
				Electric Equipment & Instruments
		36,600	36,600	Amphenol Corp. (Class A)			1,462,902	1,462,902
	39,500	109,900	149,400	Cogent, Inc.		1,048,725	2,917,845	3,966,570
	52,900		52,900	Ingram Micro, Inc. (Class A)		957,490		957,490
		235,600	235,600	Insight Enterprises, Inc.			4,834,512	4,834,512
	53,000	109,300	162,300	Tektronix, Inc.		1,217,940	2,511,714	3,729,654
				Electronic Components & Equipment
8,500			8,500	Linear Technology Corp.	282,285			282,285
				Energy Equipment & Services
		213,100	213,100	Grant Prideco, Inc.			8,287,459	8,287,459
		104,400	104,400	National-Oilwell Varco, Inc.			6,521,868	6,521,868
		156,200	156,200	Pride International, Inc.			4,384,534	4,384,534
	18,000		18,000	Rogers Corp.		672,300		672,300
		159,200	159,200	Todco (Class A)			7,124,200	7,124,200
		88,400	88,400	Weatherford International Ltd.			5,533,840	5,533,840
				Health Care Equipment & Supplies
		89,500	89,500	Fisher Scientific International, Inc.			5,056,750	5,056,750
		157,700	157,700	Mentor Corp.			7,096,500	7,096,500
		151,600	151,600	Respironics, Inc.			5,437,892	5,437,892
		165,300	165,300	St. Jude Medical, Inc.			7,945,971	7,945,971
		282,000	282,000	Varian Medical Systems, Inc.			12,847,920	12,847,920
				Health Care Providers & Services
		90,300	90,300	Caremark Rx, Inc.			4,731,720	4,731,720
	30,400	107,400	137,800	Cerner Corp.		2,567,280	9,069,930	11,637,210
		112,600	112,600	DaVita, Inc.			5,537,668	5,537,668
		146,300	146,300	Medco Health Solutions, Inc.			8,265,950	8,265,950
		102,400	102,400	Omnicare, Inc.			5,539,840	5,539,840
				Hotels, Restaurants & Leisure
		278,500	278,500	GTECH Holdings Corp.			8,867,440	8,867,440
		177,900	177,900	Hilton Hotels Corp.			3,460,155	3,460,155
				Internet & Catalog Retail
		173,000	173,000	GSI Commerce, Inc.			2,764,540	2,764,540
		0	—	IAC/InterActive Corp.			3	3
				Internet Services
	43,800		43,800	Amazon Com, Inc.		1,746,744		1,746,744
8,000	43,500	128,000	179,500	CheckFree Corp.	340,000	1,848,750	5,440,000	7,628,750
3,800	163,300		167,100	eBay, Inc.	150,480	6,466,680		6,617,160
1,700	29,000		30,700	Google, Inc. (Class “A” Stock)	632,638	10,792,060		11,424,698
13,500	146,000		159,500	Yahoo!, Inc.	499,095	5,397,620		5,896,715
				Internet Software & Services
		346,300	346,300	Akamai Technologies, Inc.			6,004,842	6,004,842
	104,300	147,300	251,600	Digital River, Inc.		2,921,443	4,125,873	7,047,316
	149,000		149,000	Digitas, Inc.		1,609,200		1,609,200
		128,600	128,600	Equinix, Inc.			4,744,054	4,744,054
				Media
		227,300	227,300	E.W. Scripps Co. (The) (Class A)			10,410,340	10,410,340
		282,300	282,300	Regal Entertainment Group (Class A)			5,202,789	5,202,789
	95,400	234,100	329,500	XM Satellite Radio Holdings, Inc. (Class A)		2,750,382	6,749,103	9,499,485
				Metals & Mining
		37,100	37,100	Arch Coal, Inc.			2,859,297	2,859,297
		302,900	302,900	Goldcorp, Inc.			6,045,884	6,045,884
		264,800	264,800	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)			2,767,160	2,767,160

Pro Forma Portfolio of Investments for the SP Tech and Jennison Tech Transactions (unaudited) (continued)

				Oil, Gas & Consumable Fuels
		113,600	113,600	Nexen, Inc.			$4,696,224	$4,696,224
		107,700	107,700	Southwestern Energy Co.			7,812,558	7,812,558
				Pharmaceuticals
4,700			4,700	Amgen, Inc.	$356,072			356,072
		382,500	382,500	Andrx Corp			5,917,275	5,917,275
4,000			4,000	Genentech, Inc.	362,400			362,400
		78,900	78,900	Sepracor, Inc.			4,438,125	4,438,125
11,500			11,500	Teva Pharmaceutical Industries Ltd., ADR	438,380			438,380
				Real Estate
		212,400	212,400	Host Marriot Corp.			3,566,196	3,566,196
			—	Semiconductors & Semiconductor Equipment
17,500	107,500		125,000	Applied Materials, Inc.	286,650	$1,760,850		2,047,500
10,300	29,100	123,400	162,800	Broadcom Corp. (Class “A” Stock)	437,338	1,235,586	5,239,564	6,912,488
		505,600	505,600	Integrated Device Technology, Inc.			4,995,328	4,995,328
7,700	82,600		90,300	Intel Corp.	180,950	1,941,100		2,122,050
	78,400	267,400	345,800	Intersil Corp. (Class A)		1,784,384	6,086,024	7,870,408
7,200			7,200	KLA-Tencor Corp.	333,288			333,288
10,500	66,800	127,600	204,900	Marvell Technology Group Ltd.	487,305	3,100,188	5,921,916	9,509,409
	109,000	155,100	264,100	Maxim Integrated Products, Inc.		3,780,120	5,378,868	9,158,988
	84,200	226,400	310,600	MEMC Electronic Materials, Inc.		1,510,548	4,061,616	5,572,164
	48,800		48,800	Micron Technology, Inc.		633,912		633,912
13,000			13,000	National Semiconductor Corp.	294,190			294,190
55,000			55,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	444,400			444,400
	147,000		147,000	Texas Instruments, Inc.		4,196,850		4,196,850
11,300			11,300	Xilinx, Inc.	270,635			270,635
				Software
	124,600	313,200	437,800	Amdocs Ltd.		3,298,162	8,290,404	11,588,566
	175,200	667,300	842,500	BEA Systems PLC, Inc.		1,545,264	5,885,586	7,430,850
	133,300	352,500	485,800	Business Objects S.A. (ADR) (France)		4,568,191	12,080,175	16,648,366
	55,900	158,900	214,800	Citrix Systems, Inc.		1,541,163	4,380,873	5,922,036
7,500	60,500	149,100	217,100	Electronic Arts, Inc.	426,600	3,441,240	8,480,808	12,348,648
	67,100		67,100	Informatica Corp		798,490		798,490
	30,700	62,900	93,600	Intuit, Inc.		1,410,051	2,888,997	4,299,048
		278,400	278,400	Macromedia, Inc.			12,227,328	12,227,328
	26,300	99,100	125,400	NAVTEQ Corp.		1,028,856	3,876,792	4,905,648
	203,500	789,700	993,200	TIBCO Software, Inc.		1,544,565	5,993,823	7,538,388
				Specialty Retail
		100,400	100,400	Advance Auto Parts, Inc.			3,765,000	3,765,000
		149,300	149,300	Chico’s FAS, Inc.			5,903,322	5,903,322
		111,700	111,700	Williams-Sonoma, Inc.			4,368,587	4,368,587
				Telecommunications
13,500			13,500	Amdocs Ltd.	357,345			357,345
18,600			18,600	Corning, Inc.	373,674			373,674
22,500			22,500	Motorola, Inc.	498,600			498,600
11,000	66,000		77,000	QUALCOMM, Inc.	437,360	2,624,160		3,061,520
				Textiles, Apparel & Luxury Goods
		117,600	117,600	Phillips-Van Heusen Corp.			3,345,720	3,345,720
				Transportation				—
				Wireless Telecommunication Services
	150,800	748,300	899,100	Alamosa Holdings, Inc.		2,231,840	11,074,840	13,306,680
		277,200	277,200	American Tower Corp. (Class A)			6,611,220	6,611,220
	43,900	174,300	218,200	NII Holdings, Inc.		3,640,188	14,452,956	18,093,144
				Total Common Stocks	14,473,890	130,624,874	528,427,577	673,526,341
				Total Long-Term Investments	14,473,890	130,624,874	528,427,577	673,526,341

				Short-term Investments
				Registered Investment Companies

Pro Forma Portfolio of Investments for the SP Tech and Jennison Tech Transactions (unaudited) (continued)

377,000			377,000	BlackRock Provident Institutional Funds TempCash Portfolio	$377,195			$377,195
	3,202,904	248,739,550	251,942,454	Dryden Core Investment Fund-Taxable Money Market Series		$3,202,904	$248,739,550	251,942,454
			—	Total Short-term Investments	377,195	3,202,904	248,739,550	252,319,649

				TOTAL INVESTMENTS	14,851,085	133,827,778	777,167,127	925,845,990
				Liabilities In Excess Of Other Assets	(131,761)	(2,208,300)	(220,205,638)	(222,545,699)
—				NET ASSETS	$14,719,324	$131,619,478	$556,961,489	$703,300,291

None of the investments must be sold as a result of the SP Tech and Jennison Tech Transactions.

Pro Forma Statements of Assets and Liabilities for the SP Tech and Jennison Tech Transactions

October 31, 2005

(Unaudited)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro-Forma adjustments	Pro-Forma Combined Jennison Emerging Growth Fund

Assets

Investments at value, including securities on loan(C)
Unaffiliated Investments(A)	$14,851,085	$130,624,874	$528,427,577		$673,903,536
Affiliated Investments(B)		55,601,164	248,739,550		304,340,714
Cash		177,802	547,102		724,904
Receivable for investments sold		1,134,590	8,152,440		9,287,030
Receivable for Fund shares sold	5,689	84,271	903,598		993,558
Receivable from Investment Manager	17,708				17,708
Dividends and interest receivable	7,350	86,346	69,682		163,378
Foreign tax reclaim receivable		223			223
Prepaid expenses	7,290	10,413	6,424		24,127
Total assets	14,889,122	187,719,683	786,846,373		989,455,178

Liabilities

Payable to Broker for collateral for securities on loan	—	52,398,260	223,857,746		276,256,006
Payable to Custodian	7,408				7,408
Payable for investments purchased		2,648,337	3,795,523		6,443,860
Payable for Fund shares reacquired	38,611	311,370	1,045,038		1,395,019
Accrued expenses	48,022	316,300	300,213		664,535
Management fee payable		82,952	279,606		362,558
Distribution fee payable	9,294	79,519	173,952		262,765
Transfer agent fee payable	65,639	263,467	430,594		759,700
Deferred directors’ fees	824		2,212		3,036
Total liabilities	169,798	56,100,205	229,884,884		286,154,887

Net Assets	$14,719,324	$131,619,478	$556,961,489		$703,300,291

Net assets were comprised of:
Common stock, at par ($.001 par value; unlimited shares authorized for issuance for each fund)	$5,453	$18,426	$30,483	$(15,584)	$38,778
Paid-in capital in excess of par	53,130,578	399,230,560	660,905,782	15,584	1,113,282,504
	53,136,031	399,248,986	660,936,265		1,113,321,282
Accumulated net operating loss	(824)	(2,622,244)	(2,212)		(2,625,280)
Accumulated net realized loss on investments	(41,418,003)	(288,379,997)	(199,164,838)		(528,962,838)
Net unrealized appreciation on investments	3,002,120	23,372,733	95,192,274		121,567,127
Net assets, October 31, 2005	$14,719,324	$131,619,478	$556,961,489		$703,300,291

(A) Unaffiliated Investments at Cost	$11,848,965	$107,252,141	$433,235,303			$552,336,409
(B) Affiliated Investments at Cost	$—	$55,601,164	$248,739,550			$304,340,714
(C) Securities Loaned at Value	$—	$51,383,561	$220,094,299			$271,477,860

Class A
Net assets	$2,319,549	$44,422,330	$288,884,870	$		$335,626,749
Shares of common stock issued and outstanding)	837,448	6,032,571	15,601,756	(4,345,638	)(D)	18,126,137
Net asset value and redemption price per share	$2.77	$7.36	$18.52			$18.52
Maximum sales charge (5.5% of offering price)	0.16	0.43	1.08			1.08
Maximum offering price to public	$2.93	$7.79	$19.60			$19.60
Class B
Net assets	$311,314	$62,442,257	$103,285,158			$166,038,729
Shares of common stock issued and outstanding)	116,990	8,899,576	6,015,686	(5,361,580	)(D)	9,670,672
Net asset value, offering price and redemption price per share	$2.66	$7.02	$17.17			$17.17
Class C
Net assets	$3,226,616	$20,931,285	$31,114,162			$55,272,063
Shares of common stock issued and outstanding)	1,205,170	2,982,820	1,812,221	(2,780,931	)(D)	3,219,280
Net asset value, offering price and redemption price per share	$2.68	$7.02	$17.17			$17.17

Class L
Net assets	$2,288,111	$0	$0			$2,288,111
Shares of common stock issued and outstanding)	830,076	N/A	N/A	(706,502	)(D)	123,574
Net asset value, offering price and redemption price per share	2.76	N/A	N/A			$18.52
Class M
Net assets	$5,568,571	$ N/A	$ N/A			$5,568,571
Shares of common stock issued and outstanding)	2,088,472	N/A	N/A	(1,764,135	)(D)	324,337
Net asset value, offering price and redemption price per share	2.67	N/A	N/A			$17.17
Class R
Net assets	$ N/A	$ N/A	$2,718			$2,718
Shares of common stock issued and outstanding)	N/A	N/A	147			147
Net asset value, offering price and redemption price per share	N/A	N/A	$18.49			$18.49
Class X
Net assets	$1,005,163	$ N/A	$ N/A	—		$1,005,163
Shares of common stock issued and outstanding)	374,571	N/A	N/A	(316,026	)(D)	58,545
Net asset value, offering price and redemption price per share	2.68	N/A	N/A			$17.17
Class Z
Net assets	$ N/A	$3,823,606	$133,674,581			$137,498,187
Shares of common stock issued and outstanding)	N/A	511,068	7,053,293	(309,317	)(D)	7,255,044
Net asset value, offering price and redemption price per share	N/A	$7.48	$18.95			$18.95

(D)  Represents the difference between total additional shares to be issued (see note 2) and current Jennison US Emerging Growth Fund shares outstanding

See Notes to Pro-Forma Financial Statements

PRO FORMA STATEMENTS OF OPERATIONS FOR THE SP Tech and Jennison Tech Transactions

For the Year Ended October 31, 2005

(unaudited)

	SP Tech Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjusting Entries		Pro-Forma Combined Jennison Emerging Growth Fund
Statement of Operations
Income:
Interest	$765	—	—			$765
Unaffiliated Dividend Income	167,801	$334,872	$1,548,708			2,051,381
Affiliated Dividend Income	—	48,042	264,975			313,017
Unaffiliated Income from Securities Loaned	3,572	—	—			3,572
Affiliated Income from Securities Loaned	—	160,384	505,658			666,042
Foreign taxes Withheld	(6,928)	—	(16,427)			(23,355)
Total Income	165,210	543,298	2,302,914			3,011,422

Expenses:
Management Fee	181,946	1,054,883	3,252,862	(283,724	)(a)	4,205,967
Distribution Fees - Class A	5,627	111,022	672,772			789,421
Distribution Fees - Class B	2,621	685,778	1,141,787			1,830,186
Distribution Fees - Class C	42,614	229,160	322,055			593,829
Distribution Fees - Class L	17,161	—	—			17,161
Distribution Fees - Class M	67,257	—	—			67,257
Distribution Fees - Class R	—	—	5			5
Distribution Fees - Class X	12,623	—	—			12,623
Transfer Agent Fees	194,000	777,000	1,401,000	—		2,372,000
Accounting & Custody **	42,000	80,000	80,000	(95,000	)(a)	107,000
Legal and Audit Fees	27,000	38,000	68,000	(59,000	)(a)	74,000
Directors Fees	12,000	15,000	19,000	(25,000	)(a)	21,000
Reports to Shareholders	8,000	34,000	233,000	(33,000	)(a)	242,000
Registration Fees	48,000	50,000	68,000	(80,000	)(a)	86,000
Miscellaneous Expenses	18,294	15,297	31,084	(30,675	)(a)	34,000

Total Expenses	679,143	3,090,140	7,289,565	(606,399)		10,452,449
Less: Expense Reimbursement **	(276,601)	—	—	(214,113)		(490,714)

Net Expenses	402,542	3,090,140	7,289,565	(820,512)		9,961,735

Net Investment Income (Loss)	(237,332)	(2,546,842)	(4,986,651)	820,512		(6,950,313)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,240,656	13,014,916	82,303,007	—		96,558,579
Futures	—	—	—	—		—
Options Written	—	98,815	801,462	—		900,277
Foreign Currency	1	—	6	—		7
	1,240,657	13,113,731	83,104,475	—		97,458,863

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(347,908)	5,195,302	22,001,105	—		26,848,499
Futures	—	—	—	—		—
Options Written	—	1,133,468	2,669,691	—		3,803,159
Foreign Currency	—	—	—	—		—
	(347,908)	6,328,770	24,670,796	—		30,651,658

Net Gain (Loss) on Investments	892,749	19,442,501	107,775,271	—		128,110,521

Net Increase (Decrease) in Net Assets Resulting From Operations	$655,417	$16,895,659	$102,788,620	820,512		$121,160,208

**— Amounts have been restated to reflect current fee rates and related impact on expense ratio/subsidy

(a) Assumes savings on fund fees due to consolidation.

SP Tech and

Jennison Tech Transactions

Notes to Pro-Forma Financial Statements

(unaudited)

1.     Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2005 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended October 31, 2005, reflect the accounts of Jennison Emerging Growth Fund (the “acquiring” fund), and SP Tech Fund and Jennison Tech Fund, (the “target” funds) each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of SP Tech Fund and Jennison Tech Fund in exchange for shares in Jennison Emerging Growth Fund.  The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.     Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, X and Z shares of Jennison Emerging Growth Fund, which would have been issued on October 31, 2005 in connection with the proposed reorganization.  Shareholders of SP Tech Fund and Jennison Tech Fund would become shareholders of Jennison U.S. Emerging Growth Fund, receiving shares of Jennison Emerging Growth Fund equal to the value of their holdings in SP Tech Fund and Jennison Tech Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2005 net assets of SP Tech Fund, Jennison Tech Fund and Jennison Emerging Growth Fund, the net asset value per share of as follows:

Jennison Emerging Growth Fund		Net of Target Funds Assets	Per Share
Additional Shares Issued		10/31/05	10/31/05
Class A	2,524,381	$46,741,879	$18.52
Class B	3,654,986	$62,753,571	$17.17
Class C	1,407,059	$24,157,901	$17.17
Class L	123,574	$2,288,111	$18.52
Class M	324,337	$5,568,571	$17.17
Class X	58,545	$1,005,163	$17.17
Class Z	201,751	$3,823,606	$18.95

3.     Pro-Forma Operations – The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Jennison Emerging Growth Fund at the combined level of average net assets for the twelve months ended October 31, 2005.  The Pro- Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.     Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price.  Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.  Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.    Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

5.     Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.     Taxes - For Federal income tax purposes, the acquiring fund and each of the target funds is treated as a separate taxpaying entity.  It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  SP Tech Fund and Jennison Tech Fund had a capital loss carry forward of $40,844,138 and $286,218,139 as of October 31, 2005 and November 30, 2005, respectively, all of which will have an annual limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.  Jennison Emerging Growth had a capital loss carryforward of $198,229,419 as of October 31, 2005.

Pro Forma Portfolio of Investments for the Transactions

October 31, 2005

(Unaudited)

			Jennison	Pro-forma combined Jennison						Pro-forma combined
		Jennison	Emerging	Emerging					Jennison	Jennison
SP Tech	SP OTC	Tech	Growth	Growth	Long-Term Investments			Jennison	Emerging	Emerging
Shares	Shares	Shares	Shares	Shares	Common Stock	SP Tech	SP OTC	Tech	Growth	Growth

					Advertising
	1,587			1,587	Lamar Advertising Co.		$70,812			$70,812
					Air Freight & Logistics
			131,000	131,000	UTI Worldwide, Inc.				$11,205,740	11,205,740
					Automobile Manufacturers
	3,588			3,588	PACCAR, Inc.		251,232			251,232
					Biotechnology
	10,764			10,764	Amgen, Inc.		815,480			815,480
	6,900			6,900	Biogen Idec, Inc.		280,347			280,347
	3,105		92,600	95,705	Celgene Corp		174,191		5,194,860	5,369,051
	4,899			4,899	Chiron Corp.		216,242			216,242
	6,072			6,072	Genzyme Corp		439,005			439,005
			113,900	113,900	ImClone Systems, Inc				3,952,330	3,952,330
	966		76,100	77,066	Invitrogen Corp		61,428		4,839,199	4,900,627
	4,968	50,100	133,000	188,068	MedImmune, Inc.		173,781	$1,752,498	4,652,340	6,578,619
			232,200	232,200	MGI Pharma, Inc.				4,356,072	4,356,072
	6,348			6,348	Millennium Pharmaceuticals, Inc.		57,894			57,894
					Broadcasting
	26,979			26,979	Sirius Satellite Radio, Inc.		168,349			168,349
					Business Services
13,500				13,500	Accenture Ltd. (Class “A” Stock)	$355,185				355,185
10,300				10,300	Automatic Data Processing, Inc.	480,598				480,598
					Cable Television
	4,554			4,554	Liberty Global, Inc. (Class A)		112,803			112,803
					Capital Markets
		103,600	377,600	481,200	Ameritrade Holdings Corp			2,178,708	7,940,928	10,119,636
			224,200	224,200	Eaton Vance Corp				5,580,338	5,580,338
			291,400	291,400	Lazard Ltd. (Class A)				7,532,690	7,532,690
			80,900	80,900	Legg Mason, Inc.				8,681,379	8,681,379
			179,100	179,100	Nuveen Investments, Inc. (Class A)				7,248,177	7,248,177
					Chemicals
			171,200	171,200	Ecolab, Inc.				5,663,296	5,663,296
			143,100	143,100	Monsanto Co.				9,016,731	9,016,731
	1,242			1,242	Sigma-Aldrich Corp.		79,115			79,115
					Commercial Services & Supplies
			78,500	78,500	Administaff, Inc.				3,322,120	3,322,120
	3,450			3,450	Appollo Group, Inc. (Class A)		217,419			217,419
			216,700	216,700	ARAMARK Corp. (Class B)				5,508,514	5,508,514
	1,932			1,932	Career Education Corp.		68,760			68,760
			103,200	103,200	Dun & Bradstreet Corp. (The)				6,534,624	6,534,624
			126,600	126,600	Iron Mountain, Inc.				4,937,400	4,937,400
		233,200	567,000	800,200	Monster Worldwide, Inc.			7,651,292	18,603,270	26,254,562
	6,762	71,500	80,000	158,262	Paychex, Inc.		262,095	2,771,340	3,100,800	6,134,235
			118,400	118,400	Robert Half International, Inc.				4,366,592	4,366,592
			69,100	69,100	Stericycle, Inc.				3,977,396	3,977,396
					Communications Equipment
17,000	3,933	103,500	404,400	528,833	Comverse Technology, Inc.	426,700	98,718	2,597,850	10,150,440	13,273,708
		151,000		151,000	Extreme Networks, Inc.			729,330		729,330
		82,400		82,400	Nokia Corp., ADR (Finland)			1,385,968		1,385,968
		38,400		38,400	Scientific-Atlanta, Inc.			1,360,896		1,360,896

Pro Forma Portfolio of Investments for the Transactions October 31, 2005 (unaudited) (continued)

					Computer & Peripherals
10,000	21,735	51,200	74,600	157,535	Apple Computer, Inc.	$575,900	$1,251,719	$2,948,608	$4,296,214	$9,072,441
		48,000	209,500	257,500	Avid Technology, Inc.			2,363,040	10,313,685	12,676,725
11,300	16,560	62,000		89,860	Dell, Inc.	360,244	527,933	1,976,560		2,864,737
		57,500	227,500	285,000	Rackable Systems, Inc.			799,250	3,162,250	3,961,500
	3,588			3,588	Research in Motion Ltd.		220,626			220,626
	3,105			3,105	SanDisk Corp.		182,853			182,853
	27,807			27,807	Sun Microsystems, Inc.		111,228			111,228
	2,484			2,484	Synopsys, Inc.		47,072			47,072
		45,700	132,900	178,600	UNOVA, Inc.			1,416,700	4,119,900	5,536,600
					Computer Services & Software
17,300	9,039	122,300		148,639	Adobe Systems, Inc.	557,925	291,508	3,944,175		4,793,608
	4,485			4,485	Autodesk, Inc.		202,408			202,408
12,700	4,554			17,254	Check Point Software Technologies Ltd.	283,972	101,828			385,800
9,500	2,484			11,984	Cognizant Technology Solutions Corp.	417,810	109,246			527,056
9,800				9,800	Cognos, Inc.	367,794				367,794
28,500		159,300		187,800	EMC Corp.	397,860		2,223,828		2,621,688
4,500				4,500	Infosys Technologies Ltd., ADR	306,000				306,000
14,700	69,207	110,300		194,207	Microsoft Corp.	377,790	1,778,620	2,834,710		4,991,120
12,200	40,434			52,634	Oracle Corp.	154,696	512,703			667,399
7,400		38,600		46,000	SAP AG ADR (Germany)	317,756		1,657,484		1,975,240
					Containers & Packaging
	4,692			4,692	Smurfit-Stone Container Corp.		49,547			49,547
					Computers — Networking
26,000	42,849	138,700		207,549	Cisco Systems, Inc.	453,700	747,715	2,420,315		3,621,730
17,500	6,900			24,400	Juniper Networks, Inc.	408,275	160,977			569,252
12,500	7,245			19,745	Network Appliance, Inc.	342,000	198,223			540,223
					Distribution/Wholesale
	1,587			1,587	CDW Corp.		89,428			89,428
	1,380			1,380	Fastenal Co.		96,779			96,779
					Diversified Consumer Services
			125,800	125,800	Education Management Corp.				3,879,672	3,879,672
					Electric Equipment & Instruments
			36,600	36,600	Amphenol Corp. (Class A)				1,462,902	1,462,902
		39,500	109,900	149,400	Cogent, Inc.			1,048,725	2,917,845	3,966,570
		52,900		52,900	Ingram Micro, Inc. (Class A)			957,490		957,490
			235,600	235,600	Insight Enterprises, Inc.				4,834,512	4,834,512
		53,000	109,300	162,300	Tektronix, Inc.			1,217,940	2,511,714	3,729,654
					Electronic Components & Equipment
	3,657			3,657	American Power Conversion Corp.		78,223			78,223
8,500	7,728			16,228	Linear Technology Corp.	282,285	256,647			538,932
	1,863			1,863	Molex, Inc.		47,153			47,153
					Electronics
	11,661			11,661	Flextronics International Ltd.		108,331			108,331
	1,863			1,863	Garmin Ltd.		106,992			106,992
	10,557			10,557	Sanmina-SCI Corp.		38,533			38,533
					Energy Equipment & Services
			213,100	213,100	Grant Prideco, Inc.				8,287,459	8,287,459
			104,400	104,400	National-Oilwell Varco, Inc.				6,521,868	6,521,868
			156,200	156,200	Pride International, Inc.				4,384,534	4,384,534
		18,000		18,000	Rogers Corp.			672,300		672,300
			159,200	159,200	Todco (Class A)				7,124,200	7,124,200
			88,400	88,400	Weatherford International Ltd.				5,533,840	5,533,840
					Entertainment & Leisure
	2,001			2,001	Wynn Resorts Ltd.		93,407			93,407
					Food
	1,242			1,242	Whole Foods Market, Inc.		179,009			179,009
					Health Care Equipment & Supplies

Pro Forma Portfolio of Investments for the Transactions October 31, 2005 (unaudited) (continued)

			89,500	89,500	Fisher Scientific International, Inc.				$5,056,750	$5,056,750
			157,700	157,700	Mentor Corp.				7,096,500	7,096,500
			151,600	151,600	Respironics, Inc.				5,437,892	5,437,892
			165,300	165,300	St. Jude Medical, Inc.				7,945,971	7,945,971
			282,000	282,000	Varian Medical Systems, Inc.				12,847,920	12,847,920
					Health Care Products
	6,279			6,279	Biomet, Inc.		$218,697			218,697
					Health Care Providers & Services
			90,300	90,300	Caremark Rx, Inc.				4,731,720	4,731,720
		30,400	107,400	137,800	Cerner Corp.			$2,567,280	9,069,930	11,637,210
			112,600	112,600	DaVita, Inc.				5,537,668	5,537,668
	1,794			1,794	Lincare Holdings, Inc.		73,285			73,285
			146,300	146,300	Medco Health Solutions, Inc.				8,265,950	8,265,950
			102,400	102,400	Omnicare, Inc.				5,539,840	5,539,840
					Hotels, Restaurants & Leisure
			278,500	278,500	GTECH Holdings Corp.				8,867,440	8,867,440
			177,900	177,900	Hilton Hotels Corp.				3,460,155	3,460,155
					Internet & Catalog Retail
			173,000	173,000	GSI Commerce, Inc.				2,764,540	2,764,540
	6,624		0	6,624	IAC/InterActive Corp.		169,574		3	169,577
					Internet Services
	5,106	43,800		48,906	Amazon Com, Inc.		203,627	1,746,744		1,950,371
8,000		43,500	128,000	179,500	CheckFree Corp.	$340,000		1,848,750	5,440,000	7,628,750
3,800	18,975	163,300		186,075	eBay, Inc.	150,480	751,410	6,466,680		7,368,570
1,700		29,000		30,700	Google, Inc. (Class “A” Stock)	632,638		10,792,060		11,424,698
	23,511			23,511	Symantec Corp.		560,737			560,737
	4,692			4,692	VeriSign, Inc.		110,872			110,872
13,500	12,696	146,000		172,196	Yahoo!, Inc.	499,095	469,371	5,397,620		6,366,086
					Internet Software & Services
			346,300	346,300	Akamai Technologies, Inc.				6,004,842	6,004,842
		104,300	147,300	251,600	Digital River, Inc.			2,921,443	4,125,873	7,047,316
		149,000		149,000	Digitas, Inc.			1,609,200		1,609,200
			128,600	128,600	Equinix, Inc.				4,744,054	4,744,054
					Media
	17,871			17,871	Comcast Corp. (Class A)		497,350			497,350
			227,300	227,300	E.W. Scripps Co. (The) (Class A)				10,410,340	10,410,340
	4,140			4,140	EchoStar Communications Corp. (Class A)		111,242			111,242
			282,300	282,300	Regal Entertainment Group (Class A)				5,202,789	5,202,789
	4,278	95,400	234,100	333,778	XM Satellite Radio Holdings, Inc. (Class A)		123,335	2,750,382	6,749,103	9,622,820
					Medical Supplies & Equipment
	2,484			2,484	Patterson Cos, Inc.		102,788			102,788
					Metals & Mining
			37,100	37,100	Arch Coal, Inc.				2,859,297	2,859,297
			302,900	302,900	Goldcorp, Inc.				6,045,884	6,045,884
			264,800	264,800	Harmony Gold Mining Co. Ltd. (ADR) (South Africa)				2,767,160	2,767,160
					Oil, Gas & Consumable Fuels
			113,600	113,600	Nexen, Inc.				4,696,224	4,696,224
			107,700	107,700	Southwestern Energy Co.				7,812,558	7,812,558
					Pharmaceuticals
4,700				4,700	Amgen, Inc.	356,072				356,072
			382,500	382,500	Andrx Corp				5,917,275	5,917,275
	2,484			2,484	Express Scripts, Inc.		187,318			187,318
4,000				4,000	Genentech, Inc.	362,400				362,400
	8,418			8,418	Gilead Sciences, Inc.		397,751			397,751
	1,932		78,900	80,832	Sepracor, Inc.		108,675		4,438,125	4,546,800
11,500	8,970			20,470	Teva Pharmaceutical Industries Ltd., ADR	438,380	341,936			780,316
					Precious Metals
	1,449			1,449	Dentsply International, Inc.		79,898			79,898

Pro Forma Portfolio of Investments for the Transactions October 31, 2005 (unaudited) (continued)

					Real Estate
			212,400	212,400	Host Marriot Corp.				$3,566,196	$3,566,196
					Retail
	7,452			7,452	Bed Bath & Beyond, Inc.		$301,955			301,955
	4,761			4,761	Costco Wholesale, Inc.		230,242			230,242
	1,932			1,932	Dollar Tree Stores, Inc.		41,654			41,654
	2,691			2,691	PetSmart, Inc.		63,238			63,238
	2,691			2,691	Ross Stores, Inc.		72,765			72,765
	3,243			3,243	Sears Holdings Corp.		389,971			389,971
	9,246			9,246	Staples, Inc.		210,161			210,161
	20,010			20,010	Starbucks Corp.		565,883			565,883
				—	Semiconductors & Semiconductor Equipment
	9,798			9,798	Altera Corp.		163,137			163,137
17,500	15,732	107,500		140,732	Applied Materials, Inc.	$286,650	257,690	$1,760,850		2,305,190
	4,692			4,692	ATI Technologies, Inc.		67,799			67,799
10,300	4,830	29,100	123,400	167,630	Broadcom Corp. (Class “A” Stock)	437,338	205,082	1,235,586	5,239,564	7,117,570
			505,600	505,600	Integrated Device Technology, Inc.				4,995,328	4,995,328
7,700	40,020	82,600		130,320	Intel Corp.	180,950	940,470	1,941,100		3,062,520
	2,898	78,400	267,400	348,698	Intersil Corp. (Class A)		65,959	1,784,384	6,086,024	7,936,367
7,200	4,485			11,685	KLA-Tencor Corp.	333,288	207,611			540,899
	2,622			2,622	Lam Research Corp.		88,466			88,466
10,500	5,037	66,800	127,600	209,937	Marvell Technology Group Ltd.	487,305	233,767	3,100,188	5,921,916	9,743,176
	8,625	109,000	155,100	272,725	Maxim Integrated Products, Inc.		299,115	3,780,120	5,378,868	9,458,103
		84,200	226,400	310,600	MEMC Electronic Materials, Inc.			1,510,548	4,061,616	5,572,164
	3,243			3,243	Microchip Technology, Inc.		97,841			97,841
		48,800		48,800	Micron Technology, Inc.			633,912		633,912
13,000				13,000	National Semiconductor Corp.	294,190				294,190
	2,622			2,622	Novellus Systems, Inc.		57,317			57,317
	1,725			1,725	Qlogic Corp.		52,026			52,026
55,000				55,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	444,400				444,400
		147,000		147,000	Texas Instruments, Inc.			4,196,850		4,196,850
11,300	8,694			19,994	Xilinx, Inc.	270,635	208,221			478,856
					Software
		124,600	313,200	437,800	Amdocs Ltd.			3,298,162	8,290,404	11,588,566
	6,831	175,200	667,300	849,331	BEA Systems PLC, Inc.		60,249	1,545,264	5,885,586	7,491,099
		133,300	352,500	485,800	Business Objects S.A. (ADR) (France)			4,568,191	12,080,175	16,648,366
	3,795	55,900	158,900	218,595	Citrix Systems, Inc.		104,628	1,541,163	4,380,873	6,026,664
7,500	5,727	60,500	149,100	222,827	Electronic Arts, Inc.	426,600	325,752	3,441,240	8,480,808	12,674,400
	4,416			4,416	Fiserv, Inc.		192,891			192,891
		67,100		67,100	Informatica Corp			798,490		798,490
	4,278	30,700	62,900	97,878	Intuit, Inc.		196,488	1,410,051	2,888,997	4,495,536
			278,400	278,400	Macromedia, Inc.				12,227,328	12,227,328
	1,725			1,725	Mercury Interactive Corp.		60,013			60,013
		26,300	99,100	125,400	NAVTEQ Corp.			1,028,856	3,876,792	4,905,648
	2,208			2,208	Pixar, Inc.		112,012			112,012
	11,454			11,454	Siebel Systems, Inc.		118,549			118,549
		203,500	789,700	993,200	TIBCO Software, Inc.			1,544,565	5,993,823	7,538,388
					Specialty Retail
			100,400	100,400	Advance Auto Parts, Inc.				3,765,000	3,765,000
			149,300	149,300	Chico’s FAS, Inc.				5,903,322	5,903,322
			111,700	111,700	Williams-Sonoma, Inc.				4,368,587	4,368,587
					Telecommunications
13,500				13,500	Amdocs Ltd.	357,345				357,345
18,600				18,600	Corning, Inc.	373,674				373,674
	35,397			35,397	JDS Uniphase Corp.		74,334			74,334
	12,972			12,972	Level 3 Communications, Inc.		37,619			37,619
	6,693			6,693	MCI, Inc.		133,191			133,191
22,500				22,500	Motorola, Inc.	498,600				498,600

Pro Forma Portfolio of Investments for the Transactions October 31, 2005 (unaudited) (continued)

	1,725			1,725	NTL, Inc.		$105,777			$105,777
11,000	36,984	66,000		113,984	QUALCOMM, Inc.	$437,360	1,470,484	$2,624,160		4,532,004
	2,415			2,415	Telefonaktiebolaget LM Ericsson (ADR)		79,236			79,236
	4,761			4,761	Tellabs, Inc.		45,515			45,515
					Textiles, Apparel & Luxury Goods
	3,795			3,795	Cintas Corp.		153,963			153,963
			117,600	117,600	Phillips-Van Heusen Corp.				$3,345,720	3,345,720
					Transportation					—
	3,174			3,174	C.H. Robinson Worldwide, Inc.		111,915			111,915
	1,932			1,932	Expeditors International of Washington, Inc.		117,215			117,215
					Wireless Telecommunication Services
		150,800	748,300	899,100	Alamosa Holdings, Inc.			2,231,840	11,074,840	13,306,680
			277,200	277,200	American Tower Corp. (Class A)				6,611,220	6,611,220
		43,900	174,300	218,200	NII Holdings, Inc.			3,640,188	14,452,956	18,093,144
					Total Common Stocks	14,473,890	23,964,446	130,624,874	528,427,577	697,490,787
					Total Long-Term Investments	14,473,890	23,964,446	130,624,874	528,427,577	697,490,787

					Short-term Investments
					Registered Investment Companies
377,000	1,322,754			1,699,754	BlackRock Provident Institutional Funds TempCash Portfolio	377,195	1,322,754			1,699,949
		3,202,904	248,739,550	251,942,454	Dryden Core Investment Fund-Taxable Money Market Series			3,202,904	248,739,550	251,942,454
				—	Total Short-term Investments	377,195	1,322,754	3,202,904	248,739,550	253,642,403

					TOTAL INVESTMENTS	14,851,085	25,287,200	133,827,778	777,167,127	951,133,190
					Assets/Liabilities In Excess Of Other Assets/Liabilities	(131,761)	600,362	(2,208,300)	(220,205,638)	(221,945,337)
—					NET ASSETS	$14,719,324	$25,887,562	$131,619,478	$556,961,489	$729,187,853

None of the investments must be sold as a result of the Transactions.

Pro Forma Statements of Assets and Liabilities for the Transactions

October 31, 2005

(unaudited)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Pro-Forma adjustments	Pro-Forma Combined Jennison Emerging Growth Fund

Assets

Investments at value, including securities on loan(C)
Unaffiliated Investments(A)	$14,851,085	$25,287,200	$130,624,874	$528,427,577		$699,190,736
Affiliated Investments(B)			55,601,164	248,739,550		304,340,714
Cash		774,541	177,802	547,102		1,499,445
Receivable for investments sold			1,134,590	8,152,440		9,287,030
Receivable for Fund shares sold	5,689	2,408	84,271	903,598		993,558
Receivable from Investment Manager	17,708					20,116
Dividends and interest receivable	7,350	4,777	86,346	69,682		168,155
Receivable for Futures Variation Margin		138,320				138,320
Foreign tax reclaim receivable			223			223
Prepaid expenses	7,290	8,728	10,413	6,424		32,855
Total assets	14,889,122	26,215,974	187,719,683	786,846,373		1,015,671,152

Liabilities

Payable to Broker for collateral for securities on loan	—		52,398,260	223,857,746		276,256,006
Payable to Custodian	7,408					7,408
Payable to Investment Manager	—	138,068				138,068
Payable for investments purchased			2,648,337	3,795,523		6,443,860
Payable for Fund shares reacquired	38,611	54,593	311,370	1,045,038		1,449,612
Accrued expenses	48,022	47,402	316,300	300,213		711,937
Management fee payable			82,952	279,606		362,558
Distribution fee payable	9,294	17,426	79,519	173,952		280,191
Transfer agent fee payable	65,639	70,034	263,467	430,594		829,734
Deferred directors’ fees	824	889		2,212		3,925
Total liabilities	169,798	328,412	56,100,205	229,884,884		286,483,299

Net Assets	$14,719,324	$25,887,562	$131,619,478	$556,961,489		$729,187,853

Net assets were comprised of:
Common stock, at par ($.001 par value; unlimited shares authorized for issuance for each fund)	$5,453	$9,790	$18,426	$30,483	$(23,896)	40,256
Paid-in capital in excess of par	53,130,578	60,535,485	399,230,560	660,905,782	23,896	1,173,826,301
	53,136,031	60,545,275	399,248,986	660,936,265		1,173,866,557
Accumulated net operating loss	(824)	(889)	(2,622,244)	(2,212)		(2,626,169)
Accumulated net realized loss on investments	(41,418,003)	(41,425,194)	(288,379,997)	(199,164,838)		(570,388,032)
Net unrealized appreciation on investments	3,002,120	6,768,370	23,372,733	95,192,274		128,335,497
Net assets, October 31, 2005	$14,719,324	$25,887,562	$131,619,478	$556,961,489		$729,187,853

(A) Unaffiliated Investments at Cost	$11,848,965	$18,442,610	$107,252,141	$433,235,303			$570,779,019
(B) Affiliated Investments at Cost	$—	$—	$55,601,164	$248,739,550			$304,340,714
(C) Securities Loaned at Value	$—	$—	$51,383,561	$220,094,299			$271,477,860

Class A
Net assets	$2,319,549	$1,857,089	$44,422,330	$288,884,870	$		$337,483,838
Shares of common stock issued and outstanding	837,448	687,358	6,032,571	15,601,756	(4,932,701	)(D)	18,226,432
Net asset value and redemption price per share	$2.77	$2.70	$7.36	$18.52			$18.52
Maximum sales charge (5.5% of offering price)	0.16	0.16	0.43	1.08			1.08
Maximum offering price to public	$2.93	$2.86	$7.79	$19.60			$19.60
Class B
Net assets	$311,314	$539,426	$62,442,257	$103,285,158			$166,578,155
Shares of common stock issued and outstanding	116,990	205,588	8,899,576	6,015,686	(5,535,750	)(D)	9,702,090
Net asset value, offering price and redemption price per share	$2.66	$2.62	$7.02	$17.17			$17.17
Class C
Net assets	$3,226,616	$7,634,188	$20,931,285	$31,114,162			$62,906,251
Shares of common stock issued and outstanding	1,205,170	2,908,375	2,982,820	1,812,221	(5,244,659	)(D)	3,663,927
Net asset value, offering price and redemption price per share	$2.68	$2.62	$7.02	$17.17			$17.17
Class L
Net assets	$2,288,111	$5,014,460	$ N/A	$ N/A			$7,302,571
Shares of common stock issued and outstanding	830,076	1,870,073	N/A	N/A	(2,305,760	)(D)	394,389
Net asset value, offering price and redemption price per share	2.76	$2.68	N/A	N/A			$18.52

Class M
Net assets	$5,568,571	$9,885,709	$ N/A	$ N/A			$15,454,280
Shares of common stock issued and outstanding	2,088,472	3,754,875	N/A	N/A	(4,943,224	)(D)	900,123
Net asset value, offering price and redemption price per share	2.67	$2.63	N/A	N/A			$17.17
Class R
Net assets	$ N/A	$ N/A	$ N/A	$2,718			$2,718
Shares of common stock issued and outstanding	N/A	N/A	N/A	147			147
Net asset value, offering price and redemption price per share	N/A	N/A	N/A	$18.49			$18.49
Class X
Net assets	$1,005,163	$956,690	$ N/A	$ N/A			$1,961,853
Shares of common stock issued and outstanding	374,571	363,411	N/A	N/A	(623,715	)(D)	114,267
Net asset value, offering price and redemption price per share	2.68	$2.63	N/A	N/A			$17.17
Class Z
Net assets	$ N/A	$ N/A	$3,823,606	$133,674,581			$137,498,187
Shares of common stock issued and outstanding	N/A	N/A	511,068	7,053,293	(309,317	)(D)	7,255,044
Net asset value, offering price and redemption price per share	N/A	N/A	$7.48	$18.95			$18.95

(D)  Represents the difference between total additional shares to be issued (see note 2 and current Jennison US Emerging Growth Fund shares outstanding)

See Notes to Pro-Forma Financial Statements

PRO FORMA STATEMENTS OF OPERATIONS FOR THE TRANSACTIONS

For the Year Ended October 31, 2005

(unaudited)

	SP Tech Fund	SP OTC Fund	Jennison Tech Fund	Jennison Emerging Growth Fund	Adjusting Entries		Pro-Forma Combined Jennison Emerging Growth Fund
Statement of Operations
Income:
Interest	$765	$550	—	—			$1,315
Unaffiliated Dividend Income	167,801	496,680	$334,872	$1,548,708			2,548,061
Affiliated Dividend Income	—	—	48,042	264,975			313,017
Unaffiliated Income from Securities Loaned	3,572	8,031	—	—			11,603
Affiliated Income from Securities Loaned	—	—	160,384	505,658			666,042
Foreign taxes Withheld	(6,928)	(738)	—	(16,427)			(24,093)
Total Income	165,210	504,523	543,298	2,302,914			3,515,945

Expenses:
Management Fee	181,946	274,382	1,054,883	3,252,862	(364,386)		4,399,687
Distribution Fees - Class A	5,627	4,403	111,022	672,772			793,824
Distribution Fees - Class B	2,621	6,251	685,778	1,141,787			1,836,437
Distribution Fees - Class C	42,614	96,122	229,160	322,055			689,951
Distribution Fees - Class L	17,161	31,121	—	—			48,282
Distribution Fees - Class M	67,257	127,030	—	—			194,287
Distribution Fees - Class R	—	—	—	5			5
Distribution Fees - Class X	12,623	13,544	—	—			26,167
Transfer Agent Fees	194,000	128,000	777,000	1,401,000	—	(a)	2,500,000
Accounting & Custody **	42,000	51,000	80,000	80,000	(128,000	)(a)	125,000
Legal and Audit Fees	27,000	27,000	38,000	68,000	(70,000	)(a)	90,000
Directors Fees	12,000	14,000	15,000	19,000	(30,000	)(a)	30,000
Reports to Shareholders	8,000	28,000	34,000	233,000	(43,000	)(a)	260,000
Registration Fees	48,000	49,000	50,000	68,000	(115,000	)(a)	100,000
Miscellaneous Expenses	18,294	10,816	15,297	31,084	(25,491	)(a)	50,000

Total Expenses	679,143	860,669	3,090,140	7,289,565	(775,877)		11,143,640
Less: Expense Reimbursement **	(276,601)	(178,613)	—	—	(131,411)		(586,625)
Net Expenses	402,542	682,056	3,090,140	7,289,565	(907,288)		10,557,015

Net Investment Income (Loss)	(237,332)	(177,533)	(2,546,842)	(4,986,651)	907,288		(7,041,070)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,240,656	1,092,460	13,014,916	82,303,007	—		97,651,039
Futures	—	1,163,310	—	—	—		1,163,310
Options Written	—	—	98,815	801,462	—		900,277
Foreign Currency	1	—	—	6	—		7
	1,240,657	2,255,770	13,113,731	83,104,475	—		99,714,633

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(347,908)	366,141	5,195,302	22,001,105	—		27,214,640
Futures	—	(801,412)	—	—	—		(801,412)
Options Written	—	—	1,133,468	2,669,691	—		3,803,159
Foreign Currency	—	—	—	—	—		—
	(347,908)	(435,271)	6,328,770	24,670,796	—		30,216,387

Net Gain (Loss) on Investments	892,749	1,820,499	19,442,501	107,775,271	—		129,931,020

Net Increase (Decrease) in Net Assets Resulting From Operations	$655,417	$1,642,966	$16,895,659	$102,788,620	907,288		$122,889,950

** — Amounts have been restated to reflect current fee rates and related impact on expense ratio.

(a) Assumes savings on fund fees due to consolidation.

Notes to Pro-Forma Financial Statements for the Transactions

(unaudited)

1.     Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2005 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended October 31, 2005, reflect the accounts of Jennison Emerging Growth Fund (the “acquiring” fund), and SP OTC Fund, SP Tech Fund and Jennison Tech Fund, (the “target” funds) each a “Fund.”

The Pro-Forma Statements give effect to the proposed transfer of all assets and liabilities of SP OTC Fund, SP Tech Fund and Jennison Tech Fund in exchange for shares in Jennison Emerging Growth Fund.  The Pro-Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.     Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, X and Z shares of Jennison Emerging Growth Fund, which would have been issued on October 31, 2005 in connection with the proposed reorganization.  Shareholders of SP OTC Fund, SP Tech Fund and Jennison Tech Fund would become shareholders of Jennison Emerging Growth Fund, receiving shares of Jennison Emerging Growth Fund equal to the value of their holdings in SP OTC Fund, SP Tech Fund and Jennison Tech Fund. The amount of additional shares assumed to be issued has been calculated based on the October 31, 2005 net assets of SP OTC Fund, SP Tech Fund, Jennison Tech Fund and Jennison Emerging Growth Fund, the net asset value per share of as follows:

Jennison Emerging Growth Fund		Net of Target Funds Assets	Per Share
Additional Shares Issued		10/31/05	10/31/05
Class A	2,624,676	$48,598,968	$18.52
Class B	3,686,404	$63,292,997	$17.17
Class C	1,851,706	$31,792,089	$17.17
Class L	394,389	$7,302,571	$18.52
Class M	900,123	$15,454,280	$17.17
Class X	114,267	$1,961,853	$17.17
Class Z	201,751	$3,823,606	$18.95

3.     Pro-Forma Operations – The Pro-Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Jennison Emerging Growth Fund at the combined level of average net assets for the twelve months ended October 31, 2005.  The Pro-Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

4.     Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price or at the last bid price on such day in the absence of an asked price.  Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadvisor, believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.  When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analysis media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.  Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.  Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation. Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

5.     Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.     Taxes - For Federal income tax purposes, the acquiring fund and each of the target funds is treated as a separate taxpaying entity.  It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  SP OTC Fund and SP Tech Fund had a capital loss carry forward of $35,558,033, $40,844,138, respectively, as of October 31, 2005 and Jennison Tech had a capital loss carryforward of $286,218,139 as of November 30, 2005, all of which will have an annual limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.  Jennison Emerging Growth Fund had a capital loss carryforward of $198,229,419 as of October 31, 2005.

PART C

OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and the Maryland General Corporation Law (the MGCL), and pursuant to Article V of the Registrant’s Amended and Restated By-Laws (Exhibit (2)(c) to the Registration Statement), the Registrant shall indemnify present and former officers and directors (and persons who serve or served as the officer or director of certain other enterprises at the Registrant’s request), and, to the extent authorized by the Registrant’s Board, employees and agents, against judgments, fines, settlements and expenses, and may advance expenses to such parties, to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party (or threatened to be made a party) to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Registrant in which a person is found liable to the Registrant or, for proceedings brought against the Registrant, except in limited circumstances. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibits (7)(A) to this Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Pursuant to Article VI of the Registrant ‘s charter, Exhibit (1)(A) to the Registration Statement, directors and officers of the Registrant shall not be liable to its shareholders for monetary damages for breach of fiduciary duty as officers or directors to the extent permitted by law (including the MGCL and the 1940 Act). Under Maryland law, such limitation on liability will not apply to liability resulting from: (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

C - 1

Section 9 of the amended Management Agreement and each other Management Agreement (Exhibits (6)(A) (i) to (6)(A)(ii) of the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibits (6)(B) to the Registration Statement) limit the liability of Prudential Investments LLC (PI), Prudential Investment Management, Inc. (PIM) and Jennison Associates LLC (Jennison), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Amended and Restated By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16.  EXHIBITS

Exhibits:

(1)          (A) Articles of Incorporation.(1)

(B) Articles of Amendment.(2)

(C) Articles Supplementary.(4)

(D) Articles of Amendment.(6)

(E) Articles of Amendment dated June 30, 2003.(11)

(F) Articles Supplementary dated July 17, 2003.(11)

(G) Articles Supplementary dated February 7, 2005.(13)

(H) Form of Articles Supplementary.*

(2)          (A) Amended and Restated By-Laws dated November 16, 2004.(12)

(3)          Not Applicable.

(4)          (A) The form of Plan of Reorganization for the reorganization of Strategic Partners Technology Fund and Jennison Emerging Growth Fund is included as Exhibit A to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(B) The form of Plan of Reorganization for the reorganization of Strategic Partners Managed OTC Fund and Jennison Emerging Growth Fund is included as Exhibit A to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(C) The form of Plan of Reorganization for the reorganization of Jennison Technology Fund and Jennison Emerging Growth Fund is included as Exhibit A to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(5)          Specimen Stock Certificate issued by the Registrant. (2)

(6)          (A) (i) Management Agreement between the Registrant and Prudential Investments Fund Management LLC.(9)

(ii) New Fee Schedule as of May 25, 2004.(14)

C - 2

(B) Subadvisory Agreement with Jennison Associates LLC.(9)

(7)          (A) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.*

(B) Selected Dealer Agreement.(3)

(8)          Not Applicable.

(9)          Custodian Contract between the Registrant and The Bank of New York dated June 6, 2005.(14)

(10)        (A) Amended and Restated Distribution and Service Plan for Class A Shares.(3)

(B) Amended and Restated Distribution and Service Plan for Class B Shares.(3)

(C) Amended and Restated Distribution and Service Plan for Class C Shares.(3)

(D) Distribution and Service Plan for Class R Shares dated November 19, 2003.(12)

(E) Form of Distribution and Service Plan for Class L shares for the Fund with Prudential Investment Management Services LLC.*

(F) Form of Distribution and Service Plan for Class M shares for the Fund with Prudential Investment Management Services LLC.*

(G) Form of Distribution and Service Plan for Class X shares for the Fund with Prudential Investment Management Services LLC.*

(H) Form of Distribution and Service Plan for New Class X shares for the Fund with Prudential Investment Management Services LLC.*

(I) Rule 12b-1 Fee Waiver for Class A and R Shares.*

(J)  Form of Amended and Restated Rule 18f-3 Plan.*

(11)        Opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered.*

(12)        Opinion and consent of counsel support tax matters and consequences to shareholders.**

(13)        (A) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.(2)

(B) Amendment to Transfer Agency Agreement.(5)

(C) Amendment to Transfer Agency Agreement dated September 4, 2002.(11)

(14)                        (A) Consent of KPMG LLP, independent registered public accounting firm, for the Registrant.*

(B) Consent of KPMG LLP, independent registered public accounting firm, for Strategic Partners Mutual Funds, Inc. (SPMF), on behalf of Strategic Partners Technology Fund.*

(C) Consent of KPMG LLP, independent registered public accounting firm, for SPMF, on behalf of Strategic Partners Managed OTC Fund.*

(D) Consent of KPMG LLP, independent registered public accounting firm, for Jennison Sector Funds, Inc., on behalf of Jennison Technology Fund.*

(15)                        Not Applicable.

C - 3

(16)                        Power of attorney dated September 7, 2005.(14)

(17)        (A) Form of voting instruction card for shareholders of Strategic Partners Technology Fund.*

(B) Form of voting instruction card for shareholders of Strategic Partners OTC Fund.*

(C) Form of voting instruction card for shareholders of Jennison Technology Fund.*

(D) Form of proxy solicitation material being sent to shareholders of Strategic Partners Technology Fund, Strategic Partners OTC Fund and Jennison Technology Fund.*

(1) Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on or about September 11, 1996 (File Nos. 333-11785 and 811-07811).

(2) Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on or about October 30, 1996 (File Nos. 333-11785 and 811-07811).

(3) Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed on or about October 30, 1998 (File Nos. 333-11785 and 811-07811).

(4) Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on December 31, 1998 (File Nos. 333-11785 and 811-07811).

(5) Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed on January 20, 2000 (File Nos. 333-11785 and 811-07811).

(6) Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 24 to the Registration Statement of Prudential Natural Resources Fund, Inc. filed on Form N-1A via EDGAR on July 30, 2002 (File No. 33-15166).

(7) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on July 31, 2001 of Prudential Natural Resources Fund, Inc. (File No. 33-15166).

(8) Incorporated by reference to Exhibits (p)(1) and (p)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on January 29, 2003 of Jennison Sector Funds, Inc. (File No. 2-72097).

(9) Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed on December 28, 2001 (File Nos. 333-11785 and 811-07811).

(10) Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A filed on December 30, 2002 (File Nos. 333-11785 and 811-07811).

(11) Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on February 2, 2004 (File Nos. 333-11785 and 811-07811).

(12) Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed on December 17, 2004 (File Nos. 333-11785 and 811-07811).

(13) Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed on February 24, 2005 (File Nos. 333-11785 and 811-07811).

(14) Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed on December 23, 2005 (File Nos. 333-11785 and 811-07811).

*  Filed herewith.

**  To be filed at subsequent Amendment.

C - 4

ITEM 17.  UNDERTAKINGS

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion as to certain tax matters, within a reasonable time after receipt of such opinion.

C - 5

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 1st day of February, 2006.

JENNISON U.S. EMERGING GROWTH FUND, INC.
By:	/s/ Deborah A. Docs
Deborah A. Docs, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

*
Linda W. Bynoe
*	Director
David E.A. Carson
*	Director
Robert G. LaBlanc
*	Director
Robert F. Gunia
*	Director
Douglas H. McCorkindale
*	Director
Richard A. Redeker
*	Director
Judy A. Rice
*	Director
Robin B. Smith
*	Director
Stephen G. Stoneburn
*	Director
Clay T. Whitehead
*	Treasurer and Principal Financial and Accounting
Grace C. Torres	Officer

*By:	/s/ CLAUDIA DIGIACOMO
	Claudia DiGiacomo	February 1, 2006
Attorney-in-Fact

*  Pursuant to Powers of Attorney previously filed.

C - 6

JENNISON U.S. EMERGING GROWTH FUND, INC.

REGISTRATION STATEMENT ON FORM N-14

EXHIBIT INDEX

Exhibit No.	Description
(1)(H)	Form of Articles Supplementary.
(7)(A)	Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.
(10)(E)	Form of Distribution and Service Plan for Class L shares for the Fund with Prudential Investment Management Services LLC.
(10)(F)	Form of Distribution and Service Plan for Class M shares for the Fund with Prudential Investment Management Services LLC.
(10)(G)	Form of Distribution and Service Plan for Class X shares for the Fund with Prudential Investment Management Services LLC.
(10)(H)	Form of Distribution and Service Plan for New Class X shares for the Fund with Prudential Investment Management Services LLC.
(10)(I)	Rule 12b-1 Fee Waiver for Class A and R Shares.
(10)(J)	Form of Amended and Restated Rule 18f-3 Plan.
(11)	Opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered.
(14)(A)	Consent of KPMG LLP, independent registered public accounting firm, for the Registrant.
(14)(B)	Consent of KPMG LLP, independent registered public accounting firm, for Strategic Partners Mutual Funds, Inc. (SPMF), on behalf of Strategic Partners Technology Fund.
(14)(C)	Consent of KPMG LLP, independent registered public accounting firm, for SPMF, on behalf of Strategic Partners Managed OTC Fund.
(14)(D)	Consent of KPMG LLP, independent registered public accounting firm, for Jennison Sector Funds, Inc., on behalf of Jennison Technology Fund.
(17)(A)	Form of voting instruction card for shareholders of Strategic Partners Technology Fund.
(17)(B)	Form of voting instruction card for shareholders of Strategic Partners OTC Fund.
(17)(C)	Form of voting instruction card for shareholders of Jennison Technology Fund.
(17)(D)	Form of proxy solicitation material being sent to shareholders of Strategic Partners Technology Fund, Strategic Partners OTC Fund and Jennison Technology Fund.